UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06625

                             The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

                                                             Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

                                                     Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code:  213-625-1900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Payden Cash Reserves Money Market Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (57%)
7,500,000	FFCB, 0.41%, 9/27/16 (a)	$7,500
7,000,000	FFCB, 0.43%, 12/28/16 (a)	7,000
3,500,000	FFCB, 0.46%, 12/28/16 (a)	3,500
1,000,000	FFCB, 0.46%, 2/13/17 (a)	999
1,653,000	FFCB, 0.48%, 1/17/17 (a)	1,652
415,000	FFCB, 0.49%, 2/27/17 (a)	415
5,000,000	FFCB, 0.50%, 7/15/16 (a)	5,000
5,000,000	FHLB, 0.48%, 10/17/16 (a)	5,000
10,000,000	FHLB, 0.56%, 1/19/17 (a)	10,000
11,000,000	FHLB Disc Note, 0.00%, 2/01/16 (b)	11,000
4,400,000	FHLB Disc Note, 0.00%, 2/03/16 (b)	4,400
1,600,000	FHLB Disc Note, 0.01%, 2/05/16 (b)	1,600
2,400,000	FHLB Disc Note, 0.01%, 2/08/16 (b)	2,400
10,000,000	FHLB Disc Note, 0.07%, 4/01/16 (b)	9,997
5,000,000	FHLB Disc Note, 0.16%, 2/26/16 (b)	4,999
5,000,000	FHLB Disc Note, 0.21%, 2/17/16 (b)	4,999
10,000,000	FHLB Disc Note, 0.22%, 3/02/16 (b)	9,998
10,000,000	FHLB Disc Note, 0.23%, 3/11/16 (b)	9,997
1,000,000	FHLMC, 0.43%, 4/20/17 (a)	1,000
1,100,000	FHLMC Disc Note, 0.00%, 2/04/16 (b)	1,100
3,550,000	FHLMC Disc Note, 0.00%, 2/05/16 (b)	3,550
5,000,000	FHLMC Disc Note, 0.06%, 4/19/16 (b)	4,997
20,000,000	FHLMC Disc Note, 0.07%, 4/04/16 (b)	19,993
8,889,000	FHLMC Disc Note, 0.11%, 4/25/16 (b)	8,884
10,000,000	FHLMC Disc Note, 0.25%, 3/07/16 (b)	9,997
15,000,000	FNMA, 0.45%, 8/26/16 (a)	15,004
7,500,000	FNMA, 0.51%, 10/21/16 (a)	7,499
3,000,000	FNMA, 1.25%, 9/28/16	3,016
8,975,000	FNMA Disc Note, 0.00%, 2/03/16 (b)	8,975
10,000,000	FNMA Disc Note, 0.24%, 2/23/16 (b)	9,998

Total U.S. Government Agency (Cost - $194,469)		194,469

U.S. Treasury (8%)
10,000,000	U.S. Treasury Note, 0.42%, 4/30/16 (a)	10,000
10,000,000	U.S. Treasury Note, 0.42%, 4/30/17 (a)	9,999
5,000,000	U.S. Treasury Note, 0.43%, 7/31/17 (a)	4,996

Total U.S. Treasury (Cost - $24,995)		24,995

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
3,520,935	Dreyfus Treasury Cash Management Fund (Cost - $3,521)	$3,521

Repurchase Agreement (26%)
35,000,000	Bank of Montreal Tri Party, 0.26% (c)	35,000
35,000,000	Goldman Sachs Tri Party, 0.30% (d)	35,000
18,000,000	RBC Capital Tri Party, 0.31% (e)	18,000

Total Repurchase Agreement (Cost - $88,000)		88,000

Total (Cost - $310,985) (92%)		310,985
Other Assets, net of Liabilities (8%)		28,877

Net Assets (100%)		$339,862

(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2016. See Note 2 in the Notes to Financial Statements.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 01/28/2016 is collateralized by the following securities:

Bank of Montreal Tri Party
33,692,546	U.S. Treasury Note, maturity from Feb 16-Aug 45, yielding from 0.00%-9.00%	$35,700

(d)	The repurchase agreement dated 01/26/2016 is collateralized by the following securities:

Goldman Sachs Tri Party
44,219,941	FMAC, maturity from Dec 40-May 42, yielding from 3.50%-4.50%	$35,700

(e)	The repurchase agreement dated 01/29/2016 is collateralized by the following securities:

RBC Capital Tri Party
18,058,153	FNMA, maturity from Nov 34-Jan 46, yielding from 3.00%-4.00%	$18,360

1 Payden Mutual Funds

Payden Limited Maturity Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (15%)
1,500,000	Ally Master Owner Trust, 0.88%, 2/15/18	$1,500
2,400,000	Ally Master Owner Trust, 0.88%, 4/15/18	2,400
670,497	American Homes 4 Rent 2014-SFR1 144A, 1.68%, 6/17/31 (a)	659
2,600,000	AmeriCredit Automobile Receivables Trust 2015-3, 1.07%, 1/08/19	2,597
2,500,000	Apidos CLO 144A, 1.77%, 4/15/25 (a)	2,452
2,467,145	ARI Fleet Lease Trust 2014-A 144A, 0.81%, 11/15/22 (a)	2,461
174,891	Asset Backed Funding Certificates, 1.04%, 4/25/34	172
120,975	AUTO ABS, 0.90%, 5/25/24 EUR (b)	131
3,050,000	Babson CLO Ltd. 144A, 1.72%, 4/20/25 (a)	2,991
330,000	Capital Auto Receivables Asset Trust 2013-1, 1.29%, 4/20/18	330
340,000	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	340
3,800,000	Capital Auto Receivables Asset Trust 2015-1, 0.95%, 7/20/17	3,796
1,400,000	Cent CLO LP 144A, 1.74%, 7/23/25 (a)	1,371
1,500,000	Chase Issuance Trust, 0.68%, 4/15/19	1,493
1,562,498	Chrysler Capital Auto Receivables Trust 2015-A 144A, 0.81%, 11/15/17 (a)	1,562
3,443,462	CNH Equipment Trust 2015-A, 0.84%, 6/15/18	3,440
689,211	Colony American Homes 2014-1 144A, 1.58%, 5/17/31 (a)	683
1,072,025	Colony American Homes 2014-2 144A, 1.38%, 7/17/31 (a)	1,050
2,640,000	Dryden XXII Senior Loan Fund 144A, 1.46%, 8/15/25 (a)	2,594
950,000	Dryden XXXI Senior Loan Fund 144A, 2.52%, 4/18/26 (a)	917
354,822	Enterprise Fleet Financing LLC 144A, 1.05%, 3/20/20 (a)	354
844,184	Fifth Third Auto 2013-1, 0.88%, 10/16/17	844
583,440	GSAMP Trust 2004-SEA2, 1.07%, 3/25/34	585
1,432,710	Hyundai Auto Lease Securitization Trust 2014-A 144A, 0.75%, 4/17/17 (a)	1,432
1,750,000	Hyundai Auto Lease Securitization Trust 2015-B 144A, 0.75%, 12/15/17 (a)	1,749
1,880,158	Invitation Homes 2013-SFR1 Trust 144A, 1.58%, 12/17/30 (a)	1,858
3,000,000	Invitation Homes 2014-SFR1 Trust 144A, 1.43%, 6/17/31 (a)	2,943
1,900,000	Invitation Homes 2014-SFR2 Trust 144A, 1.53%, 9/17/31 (a)	1,869
765,332	Invitation Homes 2015-SFR3 Trust 144A, 1.73%, 8/17/32 (a)	757
96,707	Long Beach Mortgage Loan Trust, 6.25%, 8/25/33	86
1,740,000	Madison Park Funding XIII Ltd. 144A, 2.07%, 1/19/25 (a)	1,721
2,029,187	Mercedes Benz Auto Lease Trust 2015-A, 0.78%, 2/15/17	2,029
333,183	Nelnet Student Loan Trust 2014-2A 144A, 0.70%, 6/25/21 (a)	332

Principal or Shares	Security Description	Value (000)

995,178	Nissan Auto Receivables 2015-A Owner Trust, 0.67%, 9/15/17	$995
1,000,000	Octagon Investment Partners 24 Ltd. 144A, 2.33%, 5/21/27 (a)	968
2,585,000	Octagon Investment Partners XIX Ltd. 144A, 2.14%, 4/15/26 (a)	2,564
1,115,000	Octagon Investment Partners XXIII Ltd. 144A, 2.62%, 7/15/27 (a)	1,083
584,965	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 0.68%, 11/25/35	582
2,000,000	Progress Residential 2015-SFR1 Trust 144A, 1.83%, 2/17/32 (a)	1,968
311,482	SLM Student Loan Trust, 0.86%, 4/25/17	311
3,955,000	Symphony CLO XV Ltd. 144A, 2.07%, 10/17/26 (a)	3,898
3,220,000	Trade MAPS 1 Ltd. 144A, 1.12%, 12/10/18 (a)	3,202
2,530,000	Tyron Park CLO Ltd. 144A, 1.74%, 7/15/25 (a)	2,491
2,340,041	Volkswagen Auto Lease Trust 2015-A, 0.87%, 6/20/17	2,337

Total Asset Backed (Cost - $70,559)		69,897

Bank Loans(c) (0%)
747,500	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	749
857,857	ARAMARK Corp. Term Loan E 1L, 3.25%, 9/07/19	856

Total Bank Loans (Cost - $1,607)		1,605

Commercial Paper (10%)
2,300,000	Chevron Corp. 144A, 0.00%, 2/03/16 (a)	2,300
3,500,000	Consolidated Edison Inc. 144A, 0.70%, 2/18/16 (a)	3,499
5,000,000	Essilor International SA 144A, 0.37%, 2/10/16 (a)	4,999
3,500,000	National Grid USA 144A, 0.00%, 3/07/16 (a)	3,498
4,000,000	Paccar Financial Corp 144A, 0.00%, 2/17/16 (a)	3,999
3,500,000	Philip Morris International Inc. 144A, 0.00%, 2/03/16 (a)	3,500
3,500,000	PPG Industries Inc. 144A, 0.00%, 2/03/16 (a)	3,500
3,500,000	Praxair Inc. 144A, 0.34%, 3/02/16 (a)	3,499
3,500,000	Procter Gamble Co. 144A, 0.00%, 2/01/16 (a)	3,500
3,500,000	PSP Capital Inc. 144A, 0.00%, 2/05/16 (a)	3,500
3,500,000	Rockwell Collins Inc. 144A, 0.00%, 2/02/16 (a)	3,500
2,500,000	Thomson Reuters Corp 144A, 0.00%, 2/08/16 (a)	2,500
3,500,000	UnitedHealth Group Inc. 144A, 0.00%, 2/09/16 (a)	3,499

Total Commercial Paper (Cost - $45,293)		45,293

Corporate Bond (39%)
1,500,000	Abbey National Treasury Services PLC/Stamford CT, 1.01%, 3/13/17	1,498
2,330,000	AbbVie Inc., 1.80%, 5/14/18	2,324
1,840,000	Actavis Funding SCS, 1.29%, 9/01/16	1,842
600,000	Actavis Funding SCS, 1.30%, 6/15/17	597
920,000	Actavis Funding SCS, 1.58%, 3/12/18	926
940,000	Actavis Funding SCS, 1.85%, 3/01/17	944
980,000	AES Corp./VA, 3.41%, 6/01/19	909

2

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

735,000	Aircastle Ltd., 6.75%, 4/15/17	$765
500,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	497
750,000	Allied Irish Banks PLC, 2.88%, 11/28/16 EUR (b)	827
1,000,000	Ally Financial Inc., 3.50%, 7/18/16	1,006
1,240,000	American Express Co., 0.97%, 5/22/18	1,232
1,610,000	Amgen Inc., 0.76%, 5/22/17	1,605
400,000	Anglo American Capital PLC 144A, 1.57%, 4/15/16 (a)	397
1,630,000	Anheuser-Busch InBev Finance Inc., 1.88%, 2/01/21	1,642
460,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	461
710,000	ANZ New Zealand International Ltd./London 144A, 1.13%, 3/24/16 (a)	710
780,000	ANZ New Zealand International Ltd./London 144A, 1.14%, 4/27/17 (a)	780
1,500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.51%, 12/15/19 (a)	1,438
1,150,000	ASIF III Jersey Ltd., 5.38%, 10/14/16 GBP (b)	1,685
1,930,000	Australia & New Zealand Banking Group Ltd. 144A, 1.11%, 11/16/18 (a)	1,930
440,000	AutoZone Inc., 1.30%, 1/13/17	440
1,600,000	Aviation Capital Group Corp. 144A, 2.88%, 9/17/18 (a)	1,570
1,350,000	Bank of America Corp., 0.71%, 3/28/18 EUR (b)	1,452
1,600,000	Bank of America Corp., 1.16%, 5/02/17	1,589
700,000	Bank of America Corp., 1.70%, 8/25/17	700
160,000	Bank of America Corp., 3.88%, 3/22/17	164
670,000	Bank of New York Mellon Corp., 1.18%, 8/01/18	670
770,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (a)	767
930,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (a)	927
1,720,000	Barclays Bank PLC, 0.94%, 2/17/17	1,719
860,000	Barclays PLC, 2.00%, 3/16/18	860
1,200,000	BAT International Finance PLC 144A, 1.02%, 6/15/18 (a)	1,194
770,000	Baxalta Inc. 144A, 1.37%, 6/22/18 (a)	768
1,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	1,037
600,000	Becton Dickinson and Co., 0.96%, 6/15/16	600
1,540,000	Becton Dickinson and Co., 1.45%, 5/15/17	1,539
1,350,000	Bell Canada, 1.38%, 4/22/16 CAD (b)	963
1,100,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	1,100
210,000	BP Capital Markets PLC, 0.85%, 5/10/18	208
1,220,000	BP Capital Markets PLC, 1.23%, 9/26/18	1,208
1,170,000	BP Capital Markets PLC, 1.67%, 2/13/18	1,163
1,750,000	BPCE SA, 1.19%, 2/10/17	1,754
1,500,000	Branch Banking & Trust Co., 0.82%, 9/13/16	1,497
300,000	British Telecommunications PLC, 1.25%, 2/14/17	300
1,150,000	British Telecommunications PLC, 8.50%, 12/07/16 GBP (b)	1,736
350,000	Cameron International Corp., 1.40%, 6/15/17	346
500,000	Canadian Natural Resources Ltd., 1.75%, 1/15/18	453
1,770,000	Capital One NA/Mclean VA, 1.30%, 2/05/18	1,764

Principal or Shares	Security Description	Value (000)

2,430,000	Carnival Corp., 1.20%, 2/05/16	$2,430
390,000	Celgene Corp., 2.13%, 8/15/18	391
1,180,000	Chevron Corp., 1.34%, 11/09/17	1,177
1,000,000	CIT Group Inc., 4.25%, 8/15/17	1,012
2,225,000	Citigroup Inc., 0.75%, 6/09/16	2,222
750,000	Citigroup Inc., 1.16%, 11/30/17 EUR (b)	813
750,000	Citigroup Inc., 1.85%, 11/24/17	750
1,100,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	1,092
310,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	311
680,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	661
600,000	CNPC General Capital Ltd. 144A, 1.26%, 5/14/17 (a)	599
790,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	788
940,000	Compass Bank, 1.85%, 9/29/17	935
1,600,000	ConAgra Foods Inc., 0.99%, 7/21/16	1,598
1,050,000	ConocoPhillips Co., 0.69%, 5/15/18	1,024
1,090,000	Credit Agricole SA/London 144A, 1.42%, 4/15/19 (a)	1,088
1,800,000	Credit Agricole SA/London 144A, 1.46%, 6/10/20 (a)	1,801
1,000,000	Credit Suisse AG/Guernsey 144A, 2.60%, 5/27/16 (a)	1,005
1,200,000	Credit Suisse/New York NY, 0.90%, 5/26/17	1,197
900,000	Credit Suisse/New York NY, 1.31%, 1/29/18	897
1,840,000	CVS Health Corp., 1.90%, 7/20/18	1,849
1,860,000	Daimler Finance North America LLC 144A, 0.72%, 3/02/17 (a)	1,852
800,000	Daimler Finance North America LLC 144A, 1.38%, 8/01/17 (a)	795
1,000,000	DISH DBS Corp., 7.13%, 2/01/16	1,000
1,270,000	Dominion Resources Inc./VA, 1.25%, 3/15/17	1,266
350,000	Enbridge Inc., 0.87%, 6/02/17	334
600,000	Enbridge Inc., 1.26%, 10/01/16	596
650,000	Enbridge Inc., 1.29%, 3/13/17 CAD (b)	460
200,000	ERAC USA Finance LLC 144A, 1.40%, 4/15/16 (a)	200
800,000	Fifth Third Bank/Cincinnati OH, 1.15%, 11/18/16	800
500,000	Ford Credit Canada Ltd., 1.41%, 3/18/16 CAD (b)	357
1,460,000	Ford Motor Credit Co. LLC, 1.33%, 3/12/19	1,416
610,000	Ford Motor Credit Co. LLC, 1.59%, 5/09/16	611
1,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	997
520,000	Freeport-McMoRan Inc., 2.30%, 11/14/17	361
300,000	GATX Corp., 1.25%, 3/04/17	298
800,000	GE Capital UK Funding, 0.74%, 3/20/17 GBP (b)	1,138
1,800,000	General Motors Financial Co. Inc., 1.98%, 4/10/18	1,783
1,000,000	General Motors Financial Co. Inc., 2.75%, 5/15/16	1,004
1,950,000	Glencore Funding LLC 144A, 1.98%, 1/15/19 (a)	1,479
1,750,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	1,750
1,200,000	HBOS PLC, 0.69%, 9/01/16 EUR (b)	1,300

3    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

400,000	Hess Corp., 1.30%, 6/15/17	$388
1,510,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	1,513
1,700,000	Hewlett Packard Enterprise Co. 144A, 2.54%, 10/05/18 (a)	1,706
980,000	HSBC Bank PLC 144A, 1.00%, 5/15/18 (a)	977
880,000	HSBC USA Inc., 0.87%, 3/03/17	879
620,000	HSBC USA Inc., 1.47%, 9/24/18	621
550,000	Huntington National Bank, 1.30%, 11/20/16	551
300,000	Huntington National Bank, 1.35%, 8/02/16	300
480,000	Huntington National Bank, 2.20%, 11/06/18	481
990,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	988
720,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	721
480,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	483
1,320,000	ING Bank NV 144A, 2.00%, 11/26/18 (a)	1,320
1,000,000	International Lease Finance Corp., 3.88%, 4/15/18	992
800,000	Jackson National Life Global Funding 144A, 1.25%, 2/21/17 (a)	800
700,000	John Deere Capital Corp., 1.95%, 1/08/19	707
170,000	Johnson Controls Inc., 1.40%, 11/02/17	169
1,200,000	JPMorgan Chase & Co., 1.07%, 5/30/17 GBP (b)	1,691
1,600,000	JPMorgan Chase & Co., 1.57%, 1/23/20	1,592
490,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	473
900,000	Kroger Co., 1.15%, 10/17/16	900
370,000	L-3 Communications Corp., 1.50%, 5/28/17	367
260,000	Lockheed Martin Corp., 1.85%, 11/23/18	262
350,000	Lowe’s Companies Inc., 1.10%, 9/14/18	351
1,640,000	Macquarie Bank Ltd. 144A, 1.25%, 10/27/17 (a)	1,632
1,590,000	Macquarie Group Ltd. 144A, 1.62%, 1/31/17 (a)	1,590
1,300,000	Martin Marietta Materials Inc., 1.70%, 6/30/17	1,292
550,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (a)	552
640,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	639
1,600,000	Mizuho Bank Ltd. 144A, 1.05%, 4/16/17 (a)	1,595
820,000	Mizuho Bank Ltd. 144A, 1.05%, 9/25/17 (a)	815
1,570,000	Morgan Stanley, 1.36%, 7/23/19	1,544
670,000	Morgan Stanley, 1.90%, 4/25/18	675
940,000	Morgan Stanley, 2.45%, 2/01/19	944
1,500,000	Morgan Stanley, 3.80%, 4/29/16	1,511
620,000	Morgan Stanley, 6.63%, 4/01/18	678
1,750,000	National City Bank/Cleveland OH, 0.82%, 6/07/17	1,740
1,750,000	NBCUniversal Enterprise Inc. 144A, 1.31%, 4/15/18 (a)	1,748
1,900,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (a)	1,907
1,000,000	New York Life Global Funding, 0.91%, 9/28/17 GBP (b)	1,424
930,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (a)	928
1,130,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (a)	1,130
1,360,000	Nomura Holdings Inc., 1.95%, 9/13/16	1,364
1,070,000	Nordea Bank AB 144A, 1.37%, 9/17/18 (a)	1,073

Principal or Shares	Security Description	Value (000)

1,250,000	NSTAR Electric Co., 0.60%, 5/17/16	$1,249
1,000,000	NXP BV / NXP Funding LLC 144A, 3.50%, 9/15/16 (a)	1,005
500,000	PACCAR Financial Corp., 1.05%, 12/06/18	501
2,560,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 3/15/16 (a)	2,560
600,000	Perrigo Co. PLC, 1.30%, 11/08/16	596
640,000	Reliance Standard Life Global Funding II 144A, 2.15%, 10/15/18 (a)	640
650,000	Rogers Communications Inc., 1.44%, 3/13/17 CAD (b)	463
1,000,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,034
900,000	Santander Bank NA, 2.00%, 1/12/18	893
660,000	Seagate HDD Cayman, 3.75%, 11/15/18	656
1,200,000	Shaw Communications Inc., 1.52%, 2/01/16 CAD (b)	857
1,050,000	Shell International Finance BV, 1.25%, 11/10/17	1,048
630,000	Sinopec Capital 2013 Ltd. 144A, 1.25%, 4/24/16 (a)	630
500,000	Societe Des Autoroutes Paris-Rhin-Rhone, 0.62%, 3/31/19 EUR (b)	545
250,000	Southern Power Co., 1.85%, 12/01/17	251
1,600,000	Standard Chartered PLC 144A, 0.80%, 9/08/17 (a)	1,585
690,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	699
700,000	Statoil ASA, 1.10%, 11/08/18	692
1,130,000	Sumitomo Mitsui Banking Corp., 1.05%, 1/10/17	1,129
800,000	Sumitomo Mitsui Banking Corp., 1.14%, 3/18/16 GBP (b)	1,141
920,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)	918
2,000,000	SunTrust Bank/Atlanta GA, 0.80%, 2/15/17	1,991
1,005,000	Synchrony Financial, 1.88%, 8/15/17	1,002
490,000	Synchrony Financial, 2.60%, 1/15/19	490
450,000	TECO Finance Inc., 1.22%, 4/10/18	443
800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	803
330,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	329
260,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	261
300,000	Thomson Reuters Corp., 1.30%, 2/23/17	299
770,000	Thomson Reuters Corp., 1.65%, 9/29/17	768
670,000	Total Capital International SA, 0.91%, 8/10/18	666
130,000	TransAlta Corp., 1.90%, 6/03/17	122
460,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)	460
1,500,000	UBS AG/Stamford CT, 1.30%, 3/26/18	1,497
1,750,000	Union Bank NA, 1.35%, 9/26/16	1,753
1,000,000	UnitedHealth Group Inc., 1.07%, 1/17/17	1,001
300,000	Ventas Realty LP, 1.25%, 4/17/17	298
430,000	Ventas Realty LP, 1.55%, 9/26/16	431
2,200,000	Verizon Communications Inc., 0.88%, 6/09/17	2,193
210,000	Verizon Communications Inc., 1.30%, 6/17/19	208
850,000	Verizon Communications Inc., 2.25%, 9/14/18	869
9,200,000	Volvo Treasury AB, 0.79%, 6/03/16 SEK (b)	1,074
250,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	249
570,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (a)	567
1,740,000	Wells Fargo Bank NA, 1.36%, 1/22/18	1,743
400,000	Whirlpool Corp., 1.65%, 11/01/17	399
640,000	Windstream Corp., 7.88%, 11/01/17	672
400,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (a)	400

4

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

410,000	Xcel Energy Inc., 0.75%, 5/09/16	$410
1,190,000	Zimmer Holdings Inc., 1.45%, 4/01/17	1,188

Total Corporate Bond (Cost - $185,656)		181,631

FDIC Guaranteed (1%)
78,730	FDIC Structured Sale Guaranteed Notes 144A, 0.98%, 2/25/48 (a)	79
1,726,706	FDIC Structured Sale Guaranteed Notes 144A, 1.15%, 12/04/20 (a)	1,730

Total FDIC Guaranteed (Cost - $1,805)		1,809

Foreign Government (4%)
10,900,000	Canadian Government Bond, 1.25%, 2/01/18 CAD (b)	7,909
1,600,000	Instituto de Credito Oficial 144A, 1.13%, 4/01/16 (a)	1,600
960,000,000	Japan Government Two Year Bond, 0.10%, 3/15/16 JPY (b)	7,931
1,600,000	Province of New Brunswick Canada, 0.99%, 8/01/19 CAD (b)	1,132

Total Foreign Government (Cost - $18,854)		18,572

Mortgage Backed (8%)
41,191	Bear Stearns ALT-A Trust, 2.46%, 3/25/34	40
2,304,538	BLCP Hotel Trust 2014-CLRN 144A, 1.38%, 8/15/29 (a)	2,252
914,137	Fannie Mae Connecticut Avenue Securities, 1.38%, 5/25/24	905
1,841,427	Fannie Mae Connecticut Avenue Securities, 1.63%, 7/25/24	1,837
1,046,837	Fannie Mae Connecticut Avenue Securities, 2.03%, 1/25/24	1,048
2,199,422	Fannie Mae Connecticut Avenue Securities, 2.03%, 4/25/28	2,203
847,702	Fannie Mae Connecticut Avenue Securities, 2.43%, 10/25/23	855
4,400,000	FFCB, 0.47%, 1/02/18	4,392
380,918	FH 1B2612 ARM, 2.62%, 11/01/34	404
160,842	FH 847515 ARM, 2.55%, 2/01/34	171
70,382	FN 708229 ARM, 2.10%, 4/01/33	74
1,198,875	FN 784365 ARM, 2.05%, 5/01/34	1,255
1,214,552	FN 870542 ARM, 2.16%, 3/01/36	1,266
63,699	FN 878544 ARM, 2.48%, 3/01/36	68
267,978	FN 889821 ARM, 2.28%, 12/01/36	284
874,757	FN 906140 ARM, 2.55%, 1/01/37	917
344,209	FN AD0079 ARM, 2.46%, 11/01/35	365
525,718	FN AL0502 ARM, 2.97%, 6/01/41	550
595,466	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.43%, 2/25/24	596
505,253	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.88%, 11/25/23	505
168,254	GNR 2002-48 FT, 0.63%, 12/16/26	169
1,810,000	Gosforth Funding 2016-1 PLC 144A, 1.22%, 2/15/58 GBP (a)(b)	2,579
556,730	Harborview Mortgage Loan Trust, 2.98%, 1/19/35	520

Principal or Shares	Security Description	Value (000)

1,142,460	Hilton USA Trust 2013-HLF 144A, 1.43%, 11/05/30 (a)	$1,142
1,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (a)	1,189
1,879,692	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 0.93%, 5/25/33 (a)	1,813
116,838	MASTR Asset Securitization Trust, 5.00%, 7/25/19	118
2,500,000	Pepper Residential Securities Trust No 14, 0.75%, 6/12/16	2,499
2,400,000	Permanent Master Issuer PLC, 1.12%, 7/15/42	2,402
129,972	Sequoia Mortgage Trust, 0.83%, 10/20/27	127
681,283	Sequoia Mortgage Trust, 1.45%, 2/25/43	660
807,568	Sequoia Mortgage Trust, 1.55%, 4/25/43	786
248,008	Sequoia Mortgage Trust, 2.87%, 1/25/42	249
552,891	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	553
333,168	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	334
522,154	Springleaf Mortgage Loan Trust 144A, 1.87%, 9/25/57 (a)	523
242,253	Structured Adjustable Rate Mortgage Loan Trust, 2.51%, 9/25/34	210
62,228	Structured Asset Mortgage Investments Inc., 3.75%, 7/25/32	64

Total Mortgage Backed (Cost - $36,079)		35,924

Municipal (0%)
260,000	California Earthquake Authority, 1.19%, 7/01/16 (Cost - $260)	260

NCUA Guaranteed (1%)
609,728	NCUA Guaranteed Notes Trust 2010-R1, 0.87%, 10/07/20	610
293,395	NCUA Guaranteed Notes Trust 2010-R2, 0.79%, 11/06/17	293
1,762,758	NCUA Guaranteed Notes Trust 2010-R3, 0.98%, 12/08/20	1,761
578,800	NCUA Guaranteed Notes Trust 2011-R1, 0.87%, 1/08/20	579
40,445	NCUA Guaranteed Notes Trust 2011-R2, 0.82%, 2/06/20	40
303,821	NCUA Guaranteed Notes Trust 2011-R5, 0.80%, 4/06/20	304

Total NCUA Guaranteed (Cost - $3,595)		3,587

U.S. Government Agency (3%)
14,400,000	FHLMC, 0.43%, 4/20/17 (Cost - $14,397)	14,385

U.S. Treasury (18%)
5,500,000	U.S. Treasury Note, 0.40%, 10/31/16 (d)	5,500
16,210,000	U.S. Treasury Note, 0.43%, 1/31/17	16,214
16,800,000	U.S. Treasury Note, 0.50%, 8/31/16	16,797
4,000,000	U.S. Treasury Note, 0.50%, 1/31/17	3,994
5,000,000	U.S. Treasury Note, 0.63%, 12/15/16	5,001
14,510,000	U.S. Treasury Note, 0.63%, 9/30/17	14,478
250,000	U.S. Treasury Note, 0.75%, 10/31/17	250

5 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

10,000,000	U.S. Treasury Note, 0.88%, 1/31/17	$10,023
4,660,000	U.S. Treasury Note, 0.88%, 11/30/17	4,669
7,350,000	U.S. Treasury Note, 0.88%, 1/15/18	7,361
500,000	U.S. Treasury Note, 1.13%, 6/15/18	503

Total U.S. Treasury (Cost - $84,745)		84,790

Purchased Call Options (0%)
231	Eurodollar 1-Year Mid-Curve Option, 99.38, 6/13/16 (Cost - $24)	32

Purchased Put Options (0%)
146	Eurodollar 1-Year Mid-Curve Option, 97.5, 3/11/16	1
231	Eurodollar 1-Year Mid-Curve Option, 99, 6/13/16	3

Total Purchased Put Options (Cost - $47)		4

Investment Company (1%)
2,797,483	Payden Cash Reserves Money Market Fund * (Cost - $2,798)	2,798

Total (Cost - $465,719) (100%)		460,587
Other Assets, net of Liabilities (0%)		953

Net Assets (100%)		$461,540

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2016. The stated maturity is subject to prepayments.
(d)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/8/2016	British Pound (Sell 8,037)	HSBC Bank USA, N.A.	$219
2/8/2016	Japanese Yen (Sell 960,500)	Barclays Bank PLC	162

			$381

Liabilities:
2/8/2016	Canadian Dollar (Sell 17,101)	Royal Bank of Canada	$(119)
2/8/2016	Euro (Sell 4,685)	Citibank, N.A.	(31)
2/8/2016	Swedish Krona (Sell 9,229)	BNP PARIBAS	(2)

			$(152)

6

Payden Low Duration Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (11%)
2,079,512	American Homes 4 Rent 2014-SFR1 144A, 1.68%, 6/17/31 (a)	$2,045
6,360,000	Apidos CLO 144A, 1.77%, 4/15/25 (a)	6,237
500,000	Apidos CLO 144A, 2.32%, 4/15/25 (a)	482
2,000,000	Babson CLO Ltd. 144A, 1.42%, 4/20/25 (a)	1,961
1,900,000	Babson CLO Ltd. 144A, 3.17%, 4/20/27 (a)	1,830
7,420,000	Barclays Dryrock Issuance Trust 2015-4, 1.72%, 8/16/21	7,457
670,000	Capital Auto Receivables Asset Trust 2013-1, 1.29%, 4/20/18	669
845,000	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	846
4,915,000	Capital Auto Receivables Asset Trust 2015-2, 1.39%, 9/20/18	4,912
4,550,000	Cent CLO LP 144A, 1.44%, 7/23/25 (a)	4,455
1,900,000	Chase Issuance Trust, 0.68%, 4/15/19	1,892
2,220,792	Colony American Homes 2014-1 144A, 1.58%, 5/17/31 (a)	2,202
2,262,072	Colony American Homes 2014-2 144A, 1.38%, 7/17/31 (a)	2,216
4,905,000	Dryden XXII Senior Loan Fund 144A, 1.46%, 8/15/25 (a)	4,819
3,140,000	Dryden XXII Senior Loan Fund 144A, 1.91%, 8/15/25 (a)	3,018
550,000	Dryden XXXI Senior Loan Fund 144A, 2.52%, 4/18/26 (a)	531
685,000	Dryden XXXI Senior Loan Fund 144A, 3.47%, 4/18/26 (a)	660
3,340,000	Fifth Third Auto Trust 2015-1, 1.02%, 5/15/18	3,338
750,000	Great America Leasing Receivables Funding LLC 144A, 1.83%, 6/17/19 (a)	750
1,060,801	GSAMP Trust, 1.07%, 3/25/34	1,063
2,622,579	Invitation Homes 2013-SFR1 Trust 144A, 1.58%, 12/17/30 (a)	2,591
4,020,000	Invitation Homes 2014-SFR2 Trust 144A, 1.53%, 9/17/31 (a)	3,955
3,244,410	Kubota Credit Owner Trust 2015-1 144A, 0.94%, 12/15/17 (a)	3,241
605,114	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	671
1,200,000	Madison Park Funding XVII Ltd 144A, 3.18%, 7/21/27 (a)	1,157
1,850,000	Mercedes Benz Auto Lease Trust 2015-A, 1.10%, 8/15/17	1,850
3,675,000	Octagon Investment Partners XIX Ltd. 144A, 2.62%, 7/15/27 (a)	3,566
2,500,000	Octagon Investment Partners XXIII Ltd. 144A, 2.29%, 2/25/28 (a)	2,427
8,300,000	Symphony CLO XV Ltd. 144A, 2.07%, 10/17/26 (a)	8,181
76,040	Toyota Auto Receivables 2013-A Owner Trust, 0.55%, 1/17/17	76
4,250,000	Trade MAPS 1 Ltd. 144A, 1.12%, 12/10/18 (a)	4,227
2,085,000	Tyron Park CLO Ltd. 144A, 1.74%, 7/15/25 (a)	2,053
4,215,000	Tyron Park CLO Ltd. 144A, 2.17%, 7/15/25 (a)	4,053

Principal or Shares	Security Description	Value (000)

1,160,000	Venture XVII CLO Ltd. 144A, 3.47%, 7/15/26 (a)	$1,069
1,766,340	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	1,757
992,057	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	981
2,510,852	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	2,476

Total Asset Backed (Cost - $96,888)		95,714

Bank Loans(b) (2%)
2,522,813	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	2,526
2,332,500	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	2,311
3,298,705	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	3,247
2,772,567	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	2,711
2,932,161	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	2,897

Total Bank Loans (Cost - $13,887)		13,692

Corporate Bond (49%)
2,923,000	Abbey National Treasury Services PLC, 1.38%, 3/13/17	2,923
2,680,000	AbbVie Inc., 1.75%, 11/06/17	2,678
2,850,000	AbbVie Inc., 1.80%, 5/14/18	2,843
1,400,000	Actavis Funding SCS, 1.30%, 6/15/17	1,394
1,640,000	Actavis Funding SCS, 1.76%, 3/12/20	1,641
3,242,000	Actavis Funding SCS, 2.35%, 3/12/18	3,259
2,210,000	AES Corp./VA, 3.41%, 6/01/19	2,050
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (a)	1,205
1,615,000	Aircastle Ltd., 6.75%, 4/15/17	1,682
1,200,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	1,193
400,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	396
1,565,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (a)	1,577
1,725,000	Allied Irish Banks PLC, 2.88%, 11/28/16 EUR (c)	1,903
2,110,000	Ally Financial Inc., 3.25%, 9/29/17	2,089
3,100,000	American Express Co., 0.97%, 5/22/18	3,081
1,000,000	Anglo American Capital PLC 144A, 1.57%, 4/15/16 (a)	992
2,640,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	2,646
2,600,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	2,618
2,000,000	Anthem Inc., 2.38%, 2/15/17	2,019
2,400,000	ANZ New Zealand International Ltd./London 144A, 1.75%, 3/29/18 (a)	2,393
1,520,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.51%, 12/15/19 (a)	1,457
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,705
3,910,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.00%, 11/16/18	3,930
850,000	Autodesk Inc., 1.95%, 12/15/17	839
450,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 3.16%, 12/01/17	449
870,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 4.88%, 11/15/17	885
930,000	Baidu Inc., 2.25%, 11/28/17	935

7 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,815,000	Bank of America Corp., 1.48%, 4/01/19	$3,771
1,580,000	Bank of America Corp., 1.66%, 1/15/19	1,578
1,510,000	Bank of America Corp., 1.70%, 8/25/17	1,510
1,180,000	Bank of America Corp., 3.75%, 7/12/16	1,194
1,750,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (a)	1,743
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (a)	1,993
2,510,000	Barclays Bank PLC, 0.94%, 2/17/17	2,509
1,260,000	BAT International Finance PLC 144A, 1.02%, 6/15/18 (a)	1,253
1,680,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (a)	1,689
690,000	Baxalta Inc. 144A, 2.00%, 6/22/18 (a)	682
3,500,000	BB&T Corp., 1.28%, 2/01/19	3,463
5,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	5,183
5,140,000	Becton Dickinson and Co., 1.45%, 5/15/17	5,136
880,000	Becton Dickinson and Co., 1.80%, 12/15/17	881
2,962,000	Bell Canada, 1.38%, 4/22/16 CAD (c)	2,114
2,500,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	2,501
1,510,000	BP Capital Markets PLC, 1.23%, 9/26/18	1,495
1,700,000	BP Capital Markets PLC, 3.47%, 6/01/16 EUR (c)	1,862
1,550,000	BPCE SA, 1.63%, 2/10/17	1,551
2,370,000	BPCE SA, 1.63%, 1/26/18	2,364
2,030,000	BPCE SA, 1.87%, 4/25/16	2,034
600,000	British Telecommunications PLC, 1.25%, 2/14/17	599
760,000	Cameron International Corp., 1.40%, 6/15/17	751
1,440,000	Canadian Natural Resources Ltd., 1.75%, 1/15/18	1,304
1,465,000	Capital One Financial Corp., 6.15%, 9/01/16	1,506
1,500,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	1,493
2,140,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	2,125
520,000	Carnival Corp., 1.88%, 12/15/17	519
730,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	734
990,000	Celgene Corp., 2.13%, 8/15/18	993
2,740,000	Chevron Corp., 1.34%, 11/09/17	2,734
1,270,000	Chevron Corp., 1.79%, 11/16/18	1,270
1,068,000	CIT Group Inc., 5.25%, 3/15/18	1,106
2,100,000	Citigroup Inc., 1.16%, 11/30/17 EUR (c)	2,278
2,920,000	Citigroup Inc., 1.40%, 4/01/16	2,920
3,500,000	Citigroup Inc., 1.55%, 8/14/17	3,500
2,478,000	Citigroup Inc., 5.50%, 2/15/17	2,579
2,700,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	2,679
730,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	733
1,730,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	1,682
1,400,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	1,399
1,400,000	CNPC General Capital Ltd. 144A, 1.26%, 5/14/17 (a)	1,398
925,000	Coca-Cola Co., 0.88%, 10/27/17	924
1,890,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	1,886
1,740,000	Compass Bank, 1.85%, 9/29/17	1,731
210,000	ConocoPhillips Co., 1.50%, 5/15/18	201

Principal or Shares	Security Description	Value (000)

3,050,000	Credit Agricole SA 144A, 1.46%, 10/03/16 (a)	$3,057
1,420,000	Credit Agricole SA/London 144A, 1.42%, 4/15/19 (a)	1,417
4,010,000	Credit Suisse/New York NY, 1.38%, 5/26/17	3,996
1,600,000	Credit Suisse/New York NY, 1.75%, 1/29/18	1,599
1,800,000	Daimler Finance North America LLC 144A, 1.38%, 8/01/17 (a)	1,789
2,200,000	Daimler Finance North America LLC 144A, 1.65%, 3/02/18 (a)	2,179
730,000	DBS Bank Ltd. 144A, 1.23%, 7/15/21 (a)	727
1,175,000	DENTSPLY International Inc., 2.75%, 8/15/16	1,184
2,600,000	Discover Bank/Greenwood DE, 2.60%, 11/13/18	2,605
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,117
1,040,000	Duke Energy Corp., 0.99%, 4/03/17	1,034
2,100,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	2,212
1,020,000	Electricite de France 144A, 1.08%, 1/20/17 (a)	1,021
800,000	Enbridge Inc., 0.87%, 6/02/17	763
1,900,000	Enbridge Inc., 1.26%, 10/01/16	1,886
1,900,000	Enbridge Inc., 1.29%, 3/13/17 CAD (c)	1,346
1,650,000	Enterprise Products Operating LLC, 3.20%, 2/01/16	1,650
1,125,000	ERAC USA Finance LLC 144A, 1.40%, 4/15/16 (a)	1,125
2,700,000	European Investment Bank, 1.13%, 8/15/18	2,700
1,070,000	Express Scripts Holding Co., 1.25%, 6/02/17	1,065
585,000	Fidelity National Information Services Inc., 1.45%, 6/05/17	580
830,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	820
960,000	Fifth Third Bancorp, 5.45%, 1/15/17	994
3,300,000	FMS Wertmanagement AoeR, 0.63%, 1/30/17	3,293
2,900,000	FMS Wertmanagement AoeR, 1.13%, 9/05/17	2,909
1,130,000	Ford Motor Credit Co. LLC, 1.68%, 9/08/17	1,118
2,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	1,995
1,500,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	1,513
1,000,000	Freeport-McMoRan Inc., 2.15%, 3/01/17	840
1,320,000	Freeport-McMoRan Inc., 2.30%, 11/14/17	916
1,700,000	GATX Corp., 2.50%, 7/30/19	1,674
3,900,000	General Motors Financial Co. Inc., 2.40%, 4/10/18	3,861
1,580,000	General Motors Financial Co. Inc., 3.00%, 9/25/17	1,587
3,258,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (a)	2,925
2,790,000	Glencore Funding LLC 144A, 1.98%, 1/15/19 (a)	2,116
3,110,000	Goldman Sachs Group Inc., 1.82%, 4/30/18	3,122
1,600,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	1,601
1,741,000	Goldman Sachs Group Inc., 5.63%, 1/15/17	1,804
2,000,000	Goldman Sachs Group Inc., 5.95%, 1/18/18	2,148
2,390,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (a)	2,370
2,695,000	Hertz Corp., 6.75%, 4/15/19	2,702
860,000	Hess Corp., 1.30%, 6/15/17	835
3,260,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	3,268
2,950,000	Hewlett Packard Enterprise Co. 144A, 2.85%, 10/05/18 (a)	2,951
2,970,000	HSBC Bank PLC 144A, 1.00%, 5/15/18 (a)	2,961
2,590,000	HSBC USA Inc., 1.70%, 3/05/18	2,580

8

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

670,000	Huntington National Bank, 1.04%, 4/24/17	$667
1,410,000	Huntington National Bank, 1.30%, 11/20/16	1,411
800,000	Huntington National Bank, 1.35%, 8/02/16	800
800,000	Huntington National Bank, 1.38%, 4/24/17	798
880,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (a)	886
2,250,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	2,245
1,200,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)	1,196
720,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (a)	723
770,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (a)	782
1,670,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	1,673
1,210,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	1,219
3,110,000	ING Bank NV 144A, 2.00%, 11/26/18 (a)	3,111
2,820,000	International Lease Finance Corp., 2.46%, 6/15/16	2,806
3,200,000	International Lease Finance Corp., 3.88%, 4/15/18	3,176
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	1,763
1,790,000	John Deere Capital Corp., 1.95%, 1/08/19	1,808
2,600,000	JPMorgan Chase & Co., 1.07%, 5/30/17 GBP (c)	3,663
1,550,000	JPMorgan Chase & Co., 1.52%, 1/25/18	1,552
1,300,000	KeyBank NA/Cleveland OH, 5.45%, 3/03/16	1,306
620,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	598
640,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	593
1,600,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (a)	1,600
2,770,000	Kraft Heinz Foods Co. 144A, 1.60%, 6/30/17 (a)	2,770
2,380,000	Kraft Heinz Foods Co. 144A, 2.00%, 7/02/18 (a)	2,379
1,385,000	Kroger Co., 2.20%, 1/15/17	1,398
1,030,000	L-3 Communications Corp., 1.50%, 5/28/17	1,022
3,140,000	L-3 Communications Corp., 3.95%, 11/15/16	3,184
1,425,000	Liberty Property LP, 6.63%, 10/01/17	1,523
600,000	Lockheed Martin Corp., 1.85%, 11/23/18	605
1,440,000	Macquarie Bank Ltd. 144A, 1.25%, 10/27/17 (a)	1,433
2,570,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (a)	2,557
2,950,000	Macquarie Group Ltd. 144A, 1.62%, 1/31/17 (a)	2,951
1,970,000	Manufacturers & Traders Trust Co., 1.25%, 1/30/17	1,971
2,700,000	Martin Marietta Materials Inc., 1.70%, 6/30/17	2,684
280,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	297
2,000,000	Metropolitan Life Global Funding I 144A, 1.00%, 4/10/17 (a)	1,998
2,060,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (a)	2,066
1,300,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	1,297
700,000	Mizuho Bank Ltd. 144A, 1.05%, 9/25/17 (a)	696
1,380,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (a)	1,376
1,080,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (a)	1,081
2,280,000	Mobile Mini Inc., 7.88%, 12/01/20	2,337
2,195,000	Morgan Stanley, 1.36%, 7/23/19	2,158
4,000,000	Morgan Stanley, 1.76%, 1/27/20	3,968
40,000	Morgan Stanley, 2.45%, 2/01/19	40
3,000,000	Morgan Stanley, 5.45%, 1/09/17	3,112

Principal or Shares	Security Description	Value (000)

1,510,000	Morgan Stanley, 6.63%, 4/01/18	$1,650
830,000	Murphy Oil Corp., 2.50%, 12/01/17	698
3,750,000	Nabors Industries Inc., 2.35%, 9/15/16	3,699
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17	1,471
4,700,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (a)	4,718
2,200,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (a)	2,195
750,000	Newell Rubbermaid Inc., 2.15%, 10/15/18	732
1,040,000	NextEra Energy Capital Holdings Inc., 1.59%, 6/01/17	1,038
1,240,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (a)	1,244
2,650,000	Nomura Holdings Inc., 1.95%, 9/13/16	2,658
1,130,000	Nordea Bank AB 144A, 1.88%, 9/17/18 (a)	1,132
540,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (a)	534
2,900,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (a)	2,905
1,500,000	Perrigo Co. PLC, 1.30%, 11/08/16	1,490
1,500,000	Prudential Financial Inc., 1.14%, 8/15/18	1,497
2,030,000	Regions Financial Corp., 2.00%, 5/15/18	2,019
1,470,000	Reliance Standard Life Global Funding II 144A, 2.15%, 10/15/18 (a)	1,469
1,860,000	Reynolds American Inc., 2.30%, 6/12/18	1,879
1,450,000	Rogers Communications Inc., 1.44%, 3/13/17 CAD (c)	1,032
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,943
1,700,000	Santander Bank NA, 2.00%, 1/12/18	1,687
830,000	SBA Communications Corp., 5.63%, 10/01/19	866
1,885,000	Seagate HDD Cayman, 3.75%, 11/15/18	1,875
2,090,000	Shell International Finance BV, 0.92%, 11/10/18	2,085
1,720,000	Shell International Finance BV, 1.25%, 11/10/17	1,717
1,650,000	Shell International Finance BV, 1.63%, 11/10/18	1,628
4,520,000	Siemens Financieringsmaatschappij NV 144A, 1.45%, 5/25/18 (a)	4,519
1,400,000	Sinopec Capital 2013 Ltd. 144A, 1.25%, 4/24/16 (a)	1,399
3,992,857	Southern California Edison Co., 1.85%, 2/01/22	4,001
570,000	Southern Power Co., 1.85%, 12/01/17	571
6,050,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (a)	6,083
2,130,000	St Jude Medical Inc., 2.00%, 9/15/18	2,145
3,510,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (a)	3,493
1,620,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	1,642
850,000	Sumitomo Mitsui Banking Corp., 1.29%, 7/19/16	851
2,000,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)	1,995
3,330,000	SunTrust Bank/Atlanta GA, 5.20%, 1/17/17	3,445
750,000	Synchrony Financial, 1.85%, 2/03/20	738
840,000	Synchrony Financial, 1.88%, 8/15/17	837
1,180,000	Synchrony Financial, 2.60%, 1/15/19	1,179
1,045,000	Synchrony Financial, 3.00%, 8/15/19	1,052
3,210,000	Talen Energy Supply LLC 144A, 4.63%, 7/15/19 (a)	2,472
1,800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	1,807
1,695,000	Tenet Healthcare Corp., 6.25%, 11/01/18	1,801

9 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

950,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	$947
610,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	612
700,000	Thomson Reuters Corp., 1.30%, 2/23/17	697
1,690,000	Thomson Reuters Corp., 1.65%, 9/29/17	1,686
1,670,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	1,665
1,500,000	Total Capital International SA, 0.91%, 8/10/18	1,491
487,000	TransAlta Corp., 1.90%, 6/03/17	457
670,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)	669
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	896
3,100,000	UBS AG/Stamford CT, 1.80%, 3/26/18	3,106
650,000	Ventas Realty LP, 1.25%, 4/17/17	646
2,590,000	Verizon Communications Inc., 1.30%, 6/17/19	2,569
1,830,000	Verizon Communications Inc., 2.25%, 9/14/18	1,871
1,400,000	Volkswagen Group of America Finance LLC 144A, 1.60%, 11/20/17 (a)	1,367
25,400,000	Volvo Treasury AB, 0.79%, 6/03/16 SEK (c)	2,964
1,200,000	Walgreens Boots Alliance Inc., 0.81%, 5/18/16	1,199
680,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	679
1,500,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (a)	1,481
580,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (a)	577
700,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	701
3,500,000	Wells Fargo Bank NA, 1.65%, 1/22/18	3,510
970,000	Welltower Inc., 3.63%, 3/15/16	973
3,920,000	Westpac Banking Corp., 1.95%, 11/23/18	3,931
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,670
2,140,000	WPX Energy Inc., 5.25%, 1/15/17	2,060
1,810,000	Zimmer Holdings Inc., 2.00%, 4/01/18	1,805
560,000	Zimmer Holdings Inc., 2.70%, 4/01/20	558

Total Corporate Bond (Cost - $438,725)		431,244

FDIC Guaranteed (1%)
314,921	FDIC Structured Sale Guaranteed Notes 144A, 0.79%, 2/25/48 (a)	315
5,013,017	FDIC Structured Sale Guaranteed Notes 144A, 0.97%, 12/04/20 (a)	5,024
928,485	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	961
1,226,448	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,236

Total FDIC Guaranteed (Cost - $7,479)		7,536

Foreign Government (2%)
25,200,000	Canadian Government Bond, 1.25%, 2/01/18 CAD (c)	18,285
3,610,000	Instituto de Credito Oficial 144A, 1.13%, 4/01/16 (a)	3,612

Total Foreign Government (Cost - $21,619)		21,897

Mortgage Backed (7%)
763,355	Bank of America Mortgage 2002-K Trust, 2.80%, 10/20/32	770
5,281,233	BLCP Hotel Trust 2014-CLRN 144A, 1.38%, 8/15/29 (a)	5,161
2,200,000	CIFC Funding 2015-II Ltd. 144A, 3.62%, 4/15/27 (a)	2,098

Principal or Shares	Security Description	Value (000)

2,503,796	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	$2,367
2,020,376	Fannie Mae Connecticut Avenue Securities, 1.37%, 5/25/24	1,999
991,600	Fannie Mae Connecticut Avenue Securities, 1.37%, 5/25/24	986
4,116,480	Fannie Mae Connecticut Avenue Securities, 1.62%, 7/25/24	4,106
2,326,304	Fannie Mae Connecticut Avenue Securities, 2.02%, 1/25/24	2,330
1,257,330	Fannie Mae Connecticut Avenue Securities, 2.42%, 10/25/23	1,268
1,453,238	FN 708229 ARM, 2.10%, 4/01/33	1,536
339,987	FN 743821 ARM, 2.30%, 11/01/33	359
430,502	FN 755867 ARM, 2.57%, 12/01/33	453
477,190	FN 790762 ARM, 2.17%, 9/01/34	505
528,099	FN 790764 ARM, 2.17%, 9/01/34	557
523,864	FN 794792 ARM, 2.26%, 10/01/34	552
769,461	FN 794797 ARM, 2.08%, 10/01/34	804
1,767,280	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.52%, 5/25/25	1,766
1,689,439	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.87%, 11/25/23	1,690
1,323,267	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.37%, 5/25/25	1,258
374,886	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.62%, 10/25/27	410
1,048,238	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.17%, 3/25/25	1,084
4,860,000	Gosforth Funding 2016-1 PLC 144A, 1.22%, 2/15/58 GBP (a)(c)	6,925
3,499,917	Hilton USA Trust 2013-HLF 144A, 1.43%, 11/05/30 (a)	3,497
537,135	HomeBanc Mortgage Trust, 1.28%, 8/25/29	505
273,200	Indymac Index Mortgage Loan Trust, 2.77%, 10/25/34	268
3,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (a)	3,170
1,087,994	JP Morgan Mortgage Trust 144A, 2.50%, 3/25/43 (a)	1,095
952,024	MLCC Mortgage Investors Inc., 2.18%, 2/25/36	941
600,349	MLCC Mortgage Investors Inc., 2.24%, 12/25/34	602
143,691	Morgan Stanley Mortgage Loan Trust 2004-5AR, 2.20%, 7/25/34	144
2,604,885	Residential Asset Securitization Trust, 6.00%, 8/25/36	2,146
350,552	Sequoia Mortgage Trust, 1.20%, 10/20/27	343
1,544,242	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,497
1,629,687	Sequoia Mortgage Trust, 1.55%, 4/25/43	1,586
651,022	Sequoia Mortgage Trust, 2.87%, 1/25/42	653
490,201	Sequoia Mortgage Trust, 3.50%, 4/25/42	494
1,770,569	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	1,771

10

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,025,132	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	$1,028
1,375,189	Structured Adjustable Rate Mortgage Loan Trust, 2.56%, 8/25/34	1,346
389,671	Structured Asset Mortgage Investments Inc., 2.17%, 10/19/34	328

Total Mortgage Backed (Cost - $60,866)		60,398

Municipal (0%)
1,420,000	California Earthquake Authority, 1.82%, 7/01/17 (Cost - $1,420)	1,431

NCUA Guaranteed (0%)
13,832	NCUA Guaranteed Notes Trust 2010-R1, 1.84%, 10/07/20 (Cost - $14)	14

U.S. Government Agency (0%)
400,000	FNMA, 1.13%, 3/28/18 (Cost - $400)	400

U.S. Treasury (27%)
4,500,000	U.S. Treasury Note, 0.63%, 7/31/17	4,493
8,000,000	U.S. Treasury Note, 0.63%, 8/31/17	7,984
40,366,000	U.S. Treasury Note, 0.63%, 9/30/17	40,276
22,079,000	U.S. Treasury Note, 0.63%, 11/30/17	22,016
17,125,000	U.S. Treasury Note, 0.88%, 11/15/17	17,153
3,610,000	U.S. Treasury Note, 0.88%, 11/30/17	3,617
14,270,000	U.S. Treasury Note, 0.88%, 1/15/18	14,291
14,400,000	U.S. Treasury Note, 1.00%, 12/31/17	14,460
62,100,000	U.S. Treasury Note, 1.00%, 2/15/18 (d)	62,328
19,570,000	U.S. Treasury Note, 1.00%, 8/15/18	19,619
26,410,000	U.S. Treasury Note, 1.00%, 9/15/18	26,466
760,000	U.S. Treasury Note, 1.25%, 12/15/18	766

Total U.S. Treasury (Cost - $233,108)		233,469

Purchased Call Options (0%)
455	Eurodollar 1-Year Mid-Curve Option, 99.38, 6/13/16 (Cost - $47)	63

Purchased Put Options (0%)
990	Eurodollar 1-Year Mid-Curve Option, 97.5, 3/11/16	6
455	Eurodollar 1-Year Mid-Curve Option, 99, 6/13/16	6
480	U.S. Treasury 5 Year Futures Option, 117.25, 3/24/16	11

Total Purchased Put Options (Cost - $314)		23

Investment Company (0%)

Principal or Shares	Security Description	Value (000)

3,506,485	Payden Cash Reserves Money Market Fund * (Cost - $3,506)	$3,506

Total (Cost - $878,273) (99%)		869,387
Other Assets, net of Liabilities (1%)		8,054

Net Assets (100%)		$877,441

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2016. The stated maturity is subject to prepayments.
(c)	Principal in foreign currency.
(d)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/8/2016	British Pound (Sell 7,447)	HSBC Bank USA, N.A.	$65

Liabilities:
2/8/2016	Canadian Dollar (Sell 32,091)	Royal Bank of Canada	$(237)
2/8/2016	Euro (Sell 5,626)	Citibank, N.A.	(37)
2/8/2016	Swedish Krona (Sell 25,481)	BNP PARIBAS	(6)

			$(280)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
69	U.S. Treasury 2 Year Note Future	Apr-16	$15,085	$76
194	U.S. Treasury 5 Year Note Future	Apr-16	$(23,410)	(347)

				$(271)

11 Payden Mutual Funds

Payden U.S. Government Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
2,035,029	United States Small Business Administration, 2.88%, 9/10/21 (Cost - $2,087)	$2,126

FDIC Guaranteed (5%)
1,338,415	FDIC Structured Sale Guaranteed Notes 144A, 0.98%, 2/25/48 (a)	1,339
404,254	FDIC Structured Sale Guaranteed Notes 144A, 1.13%, 12/29/45 (a)	405
2,450,808	FDIC Structured Sale Guaranteed Notes 144A, 1.15%, 12/04/20 (a)	2,456
1,315,353	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	1,362
1,301,101	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,311

Total FDIC Guaranteed (Cost - $6,824)		6,873

Mortgage Backed (80%)
544,391	FH 1B8336 ARM, 3.10%, 6/01/41	576
341,216	FH 1B8378 ARM, 3.11%, 7/01/41	361
1,703,812	FH 1Q0740 ARM, 2.40%, 3/01/39	1,793
1,007,796	FH 1Q1363 ARM, 2.51%, 2/01/36	1,068
1,061,653	FH 2B0709 ARM, 2.08%, 8/01/42	1,090
1,083,661	FH 2B0721 ARM, 2.19%, 9/01/42	1,119
1,050,914	FH 2B0972 ARM, 2.02%, 11/01/42	1,083
2,914,685	FH 2B1143 ARM, 2.19%, 2/01/43	3,005
976,996	FH 2B1286 ARM, 2.06%, 4/01/43	1,008
1,067,179	FH 2B1317 ARM, 2.00%, 4/01/43	1,099
2,163,203	FH 2B1333 ARM, 1.80%, 4/01/43	2,209
2,914,873	FH 2B4763 ARM, 2.53%, 10/01/45	3,007
474,444	FH 849012 ARM, 1.98%, 3/01/43	486
704,430	FH 849486 ARM, 2.61%, 8/01/41	745
2,977,833	FH 849506 ARM, 2.95%, 11/01/44	3,099
1,858,550	FH 849707 ARM, 2.42%, 2/01/43	1,924
2,505,000	FHLMC Multifamily Structured Pass Through Certificates, 1.72%, 1/25/19	2,527
2,500,000	FHLMC Multifamily Structured Pass Through Certificates, 2.60%, 9/25/20	2,570
2,370,390	FHLMC Multifamily Structured Pass Through Certificates, 3.15%, 2/25/18	2,453
2,300,000	FHLMC Multifamily Structured Pass Through Certificates, 4.33%, 10/25/20	2,558
485,615	FHR 3997 PJ, 3.00%, 1/15/40	495
608,543	FHR 4030 CG, 2.50%, 4/15/27	631
636,158	FHR 4073 BE, 2.00%, 5/15/39	641
5,000,000	FN, 3.50%, 15YR TBA (b)	5,284
414,194	FN 555936 ARM, 2.15%, 9/01/33	439
1,153,917	FN 784365 ARM, 2.05%, 5/01/34	1,208
589,795	FN 795816 ARM, 2.09%, 7/01/34	616
100,743	FN 838958 ARM, 2.26%, 8/01/35	107
97,944	FN 849088 ARM, 2.23%, 11/01/35	103
125,855	FN 866093 ARM, 2.38%, 3/01/36	135
1,996,586	FN 870542 ARM, 2.16%, 3/01/36	2,081
1,062,641	FN 890434 15YR, 3.00%, 7/01/27	1,111
1,736,749	FN AB7995 10YR, 2.50%, 2/01/23	1,794
545,150	FN AC0045 ARM, 2.05%, 10/01/38	573
1,188,868	FN AE0193 ARM, 2.49%, 7/01/40	1,265
1,370,936	FN AE0289 ARM, 2.56%, 5/01/40	1,452
850,664	FN AI4019 ARM, 3.45%, 7/01/41	902
356,738	FN AL0502 ARM, 2.97%, 6/01/41	373
1,839,164	FN AL1869 15YR, 3.00%, 6/01/27	1,922

Principal or Shares	Security Description	Value (000)

2,445,427	FN AL2095 15YR, 3.00%, 6/01/27	$2,556
1,764,632	FN AL2221 15YR, 3.00%, 7/01/27	1,844
1,474,474	FN AL5596 ARM, 2.52%, 2/01/44	1,520
1,772,644	FN AL5790 ARM, 2.54%, 10/01/44	1,833
1,860,653	FN AL5967 ARM, 2.54%, 11/01/44	1,925
1,068,244	FN AO2280 ARM, 2.12%, 10/01/42	1,105
1,273,750	FN AO7975 15YR, 3.00%, 6/01/27	1,331
677,812	FN AP0619 ARM, 2.20%, 7/01/42	699
1,006,616	FN AP4080 ARM, 2.27%, 9/01/42	1,043
1,487,604	FN AP4746 15YR, 3.00%, 8/01/27	1,555
526,682	FN AP7869 ARM, 2.23%, 8/01/42	544
1,159,945	FN AQ4765 10YR, 2.50%, 11/01/22	1,198
956,568	FN AU6974 ARM, 2.74%, 11/01/43	1,004
1,796,280	FN AU8673 ARM, 2.71%, 2/01/44	1,871
1,603,368	FN AY4068 ARM, 2.29%, 4/01/44	1,650
5,493,287	FN AY8461 ARM, 2.42%, 8/01/45	5,659
2,818,286	FN AZ2886 ARM, 2.69%, 9/01/45	2,908
2,267,115	FN AZ4380 ARM, 2.52%, 8/01/45	2,342
2,404,736	FN MA1766 10YR, 2.50%, 1/01/24	2,484
2,000,000	FN-Aces, 2.03%, 3/25/19	2,029
2,475,568	FN-Aces, 2.32%, 11/25/18	2,529
374,163	FNR 2002-10-FA, 1.17%, 2/25/32	382
997,022	FNR 2011-127 UC, 2.50%, 6/25/39	1,014
545,066	FNW 2002-W6-2A, 6.76%, 6/25/42	636
474,600	G2 3515 30YR, 5.50%, 2/20/34	532
2,235,967	G2 5301 15YR, 3.50%, 2/20/27	2,376
1,213,939	G2 778200 20YR, 4.00%, 2/20/32	1,311
774,204	G2 778203 20YR, 4.75%, 2/20/32	854
669,038	G2 82457 ARM, 1.75%, 1/20/40	689
1,569,562	G2 AQ1884 30YR, 4.00%, 11/20/45	1,700
1,481,291	GN 728153, 5.50%, 10/15/29	1,666
853,067	GN 737791 30YR, 4.50%, 12/15/40	940
655,703	GNR 2008-32 PA, 4.00%, 8/16/37	695
663,782	GNR 2009-26 BA, 4.00%, 1/16/38	707
16,434,878	GNR 2014-79 ST, 1.16%, 7/20/29	564

Total Mortgage Backed (Cost - $108,033)		108,607

NCUA Guaranteed (5%)
1,113,149	NCUA Guaranteed Notes Trust 2010-A1, 0.77%, 12/07/20	1,112
877,221	NCUA Guaranteed Notes Trust 2010-R1, 0.87%, 10/07/20	877
15,284	NCUA Guaranteed Notes Trust 2010-R1, 1.84%, 10/07/20	15
2,358,955	NCUA Guaranteed Notes Trust 2010-R3, 2.40%, 12/08/20	2,389
1,147,637	NCUA Guaranteed Notes Trust 2011-R2, 0.82%, 2/06/20	1,145
1,225,056	NCUA Guaranteed Notes Trust 2011-R4, 0.80%, 3/06/20	1,225
213,085	NCUA Guaranteed Notes Trust 2011-R5, 0.80%, 4/06/20	213

Total NCUA Guaranteed (Cost - $6,979)		6,976

U.S. Treasury (7%)
3,172,161	U.S. Treasury Inflation Indexed Bonds, 0.13%, 4/15/20	3,182
2,000,000	U.S. Treasury Note, 1.38%, 7/31/18	2,024
2,000,000	U.S. Treasury Note, 1.38%, 2/28/19	2,022

12

Payden U.S. Government Fund continued

Principal or Shares	Security Description	Value (000)

2,000,000	U.S. Treasury Note, 1.63%, 6/30/19	$2,037

Total U.S. Treasury (Cost - $9,188)		9,265

Purchased Put Options (0%)
185	Eurodollar 1-Year Mid-Curve Option, 97.5, 3/11/16 (Cost - $26)	1

Investment Company (6%)
7,645,062	Payden Cash Reserves Money Market Fund * (Cost - $7,645)	7,645

Total (Cost - $140,782) (104%)		141,493
Liabilities in excess of Other Assets (-4%)		(5,614)

Net Assets (100%)		$135,879

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
20	U.S. Treasury 2 Year Note Future	Apr-16	$ 4,373	$9
34	U.S. Treasury 5 Year Note Future	Apr-16	(4,103)	(25)
7	U.S. Treasury Ultra Bond Future	Mar-16	977	9

				$(7)

13 Payden Mutual Funds

Payden GNMA Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (3%)
2,991,751	FDIC Structured Sale Guaranteed Notes 144A, 0.98%, 2/25/48 (a)	$2,993
1,091,487	FDIC Structured Sale Guaranteed Notes 144A, 1.13%, 12/29/45 (a)	1,094
4,135,739	FDIC Structured Sale Guaranteed Notes 144A, 1.15%, 12/04/20 (a)	4,145

Total FDIC Guaranteed (Cost - $8,226)		8,232

Mortgage Backed (142%)
2,454,729	Fannie Mae Multifamily Remic Trust 2015-M12, 0.56%, 4/25/20	2,434
3,769,046	Fannie Mae-Aces, 0.43%, 6/25/18	3,760
883,361	Fannie Mae-Aces, 0.46%, 5/25/18	878
2,737,615	Fannie Mae-Aces, 0.46%, 3/25/19	2,727
1,540,290	FH 1J1279 ARM, 2.26%, 4/01/36	1,626
2,604,323	FH 1Q0062 ARM, 2.06%, 11/01/35	2,729
971,562	FH 2B1143 ARM, 2.19%, 2/01/43	1,002
1,144,707	FH 847228 ARM, 2.86%, 1/01/34	1,220
26,770	FHLMC Multifamily Structured Pass Through Certificates, 0.77%, 4/25/19	27
322,786	FHLMC Multifamily Structured Pass Through Certificates, 0.81%, 7/25/20	322
1,125,904	FN 832100 ARM, 2.41%, 7/01/35	1,194
1,775,001	FN AE0289 ARM, 2.56%, 5/01/40	1,880
1,551,199	FN AK0419 ARM, 2.50%, 12/01/27	1,642
3,319,719	FN AL0891 ARM, 3.46%, 9/01/41	3,506
3,249,273	FN AL2493 ARM, 2.41%, 10/01/42	3,353
10,460	FNR 1998-12 A, 3.94%, 2/25/18	11
38,000,000	G2, 3.00%, 30YR TBA (b)	39,196
72,300,000	G2, 3.50%, 30YR TBA (b)	76,260
17,450,000	G2, 4.00%, 30YR TBA (b)	18,653
96,660	G2 3133 30YR, 6.50%, 9/20/31	116
1,124,467	G2 3415 30YR, 5.50%, 7/20/33	1,261
783,810	G2 3515 30YR, 5.50%, 2/20/34	878
1,079,533	G2 3584 30YR, 6.00%, 7/20/34	1,243
916,958	G2 3599 30YR, 6.50%, 8/20/34	1,098
846,890	G2 3711 30YR, 5.50%, 5/20/35	948
1,122,765	G2 3747 30YR, 5.00%, 8/20/35	1,245
697,666	G2 3772 30YR, 5.00%, 10/20/35	775
1,272,661	G2 3785 30YR, 5.00%, 11/20/35	1,407
2,206,328	G2 3819 30YR, 5.50%, 2/20/36	2,469
296,256	G2 3891 30YR, 6.50%, 8/20/36	346
1,649,026	G2 4802 30YR, 5.00%, 9/20/40	1,827
1,003,236	G2 4945 30YR, 4.00%, 2/20/41	1,082
964,032	G2 4978 30YR, 4.50%, 3/20/41	1,054
2,693,098	G2 5083 30YR, 5.00%, 6/20/41	2,984
1,048,412	G2 5140 30YR, 4.50%, 8/20/41	1,146
1,342,734	G2 713314 30YR, 6.00%, 3/20/39	1,538
123,416	G2 728869 30YR, 4.13%, 4/20/40	132
538,337	G2 728870 30YR, 4.63%, 4/20/40	582
109,861	G2 736498 30YR, 4.13%, 4/20/40	118
208,911	G2 736499 30YR, 4.63%, 4/20/40	226
157,517	G2 742040 30YR, 4.13%, 5/20/40	169
188,290	G2 742041 30YR, 4.63%, 6/20/40	204
3,766,567	G2 757211 30YR, 4.50%, 12/20/40	4,091
832,901	G2 770239 30YR, 4.00%, 2/20/42	899
461,539	G2 80013 ARM, 2.00%, 11/20/26	479
376,258	G2 80029 ARM, 1.75%, 1/20/27	387
782,006	G2 80044 ARM, 1.75%, 2/20/27	805

Principal or Shares	Security Description	Value (000)

1,152,836	G2 80052 ARM, 1.75%, 3/20/27	$1,187
133,368	G2 8006 ARM, 1.88%, 7/20/22	137
2,187,634	G2 80074 ARM, 1.75%, 5/20/27	2,260
113,759	G2 80311 ARM, 1.88%, 8/20/29	118
2,439,880	G2 80319 ARM, 1.88%, 9/20/29	2,525
572,763	G2 8041 ARM, 1.88%, 8/20/22	591
167,726	G2 80424 ARM, 1.88%, 7/20/30	174
309,635	G2 80428 ARM, 2.00%, 7/20/30	323
739,005	G2 80541 ARM, 1.88%, 9/20/31	766
548,875	G2 80569 ARM, 1.75%, 1/20/32	565
342,419	G2 80570 ARM, 1.75%, 1/20/32	350
132,332	G2 80579 ARM, 1.75%, 2/20/32	136
1,724,571	G2 80637 ARM, 1.88%, 9/20/32	1,787
5,544,983	G2 80749 ARM, 1.63%, 10/20/33	5,789
3,790,509	G2 80795 ARM, 1.63%, 12/20/33	3,939
1,603,395	G2 80826 ARM, 1.75%, 2/20/34	1,651
2,386,699	G2 80835 ARM, 1.75%, 2/20/34	2,478
436,801	G2 80837 ARM, 1.75%, 2/20/34	450
423,187	G2 81018 ARM, 1.88%, 8/20/34	438
22,191	G2 81044 ARM, 1.88%, 8/20/34	23
85,439	G2 8121 ARM, 1.75%, 1/20/23	88
1,670,950	G2 81214 ARM, 1.75%, 1/20/35	1,735
607,901	G2 81220 ARM, 1.75%, 1/20/35	631
578,852	G2 81278 ARM, 1.75%, 3/20/35	596
2,245,682	G2 81282 ARM, 1.75%, 3/20/35	2,313
435,192	G2 81938 ARM, 1.88%, 7/20/37	450
4,349,745	G2 82074 ARM, 1.75%, 5/20/38	4,497
2,468,616	G2 82107 ARM, 1.88%, 7/20/38	2,556
286,295	G2 82151 ARM, 1.88%, 9/20/38	296
118,831	G2 8228 ARM, 1.88%, 7/20/23	123
4,225,503	G2 82457 ARM, 1.75%, 1/20/40	4,349
2,225,242	G2 82463 ARM, 2.75%, 1/20/40	2,300
812,460	G2 83031 ARM, 2.50%, 1/20/42	836
1,019,566	G2 83048 ARM, 3.00%, 2/20/42	1,054
293,758	G2 8358 ARM, 1.75%, 1/20/24	302
220,738	G2 8359 ARM, 1.75%, 1/20/24	227
214,305	G2 8371 ARM, 1.75%, 2/20/24	221
111,153	G2 8373 ARM, 1.75%, 2/20/24	114
1,043,071	G2 8547 ARM, 2.00%, 11/20/24	1,079
90,334	G2 8580 ARM, 2.00%, 1/20/25	94
139,157	G2 8595 ARM, 2.00%, 2/20/25	144
57,695	G2 8855 ARM, 2.00%, 10/20/21	59
430,327	G2 8968 ARM, 1.88%, 9/20/26	445
1,445,475	G2 8991 ARM, 1.63%, 10/20/26	1,502
4,373,387	G2 MA1012 30YR, 3.50%, 5/20/43	4,627
6,160,466	G2 MA1089 30YR, 3.00%, 6/20/43	6,385
2,721,890	G2 MA1285 30YR, 3.50%, 9/20/43	2,878
5,237,617	G2 MA1520 30YR, 3.00%, 12/20/43	5,429
6,602,062	G2 MA2372 30YR, 4.00%, 11/20/44	7,068
2,450,835	G2 MA2894 30YR, 4.50%, 6/20/45	2,646
10,000,000	GN, 4.00%, 30YR TBA (b)	10,682
865,368	GN 366983 30YR, 4.00%, 6/15/41	925
7,456,080	GN 367090 30YR, 4.50%, 7/15/41	8,261
8,196,274	GN 367092 30YR, 4.50%, 7/15/41	9,013
2,837,859	GN 455989 15YR, 5.00%, 7/15/26	3,148
106,553	GN 524825 30YR, 5.47%, 10/15/29	119
85,109	GN 524869 30YR, 5.47%, 1/15/30	95
196,675	GN 524925 30YR, 5.47%, 2/15/30	219
91,197	GN 524968 30YR, 5.47%, 3/15/30	102
116,150	GN 524996 30YR, 5.47%, 5/15/30	130

14

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

142,563	GN 525015 30YR, 5.47%, 6/15/30	$159
104,381	GN 525033 30YR, 5.47%, 7/15/30	116
44,917	GN 546392 30YR, 5.47%, 2/15/31	50
401,903	GN 558954 20YR, 5.25%, 5/15/29	449
1,148,728	GN 558956 30YR, 4.50%, 6/15/29	1,259
63,664	GN 596009 30YR, 5.75%, 7/15/32	72
82,278	GN 596023 30YR, 5.75%, 7/15/32	92
53,805	GN 596035 30YR, 5.75%, 8/15/32	60
222,858	GN 596054 30YR, 5.75%, 8/15/32	251
146,933	GN 596071 30YR, 5.75%, 8/15/32	165
102,679	GN 596072 30YR, 5.75%, 7/15/32	115
235,846	GN 596090 30YR, 5.75%, 8/15/32	267
311,997	GN 596135 30YR, 5.75%, 8/15/32	352
136,016	GN 596166 30YR, 5.75%, 8/15/32	153
215,846	GN 596178 30YR, 5.75%, 9/15/32	244
101,901	GN 596197 30YR, 5.75%, 8/15/32	114
158,279	GN 596225 30YR, 5.75%, 9/15/32	178
30,604	GN 596231 30YR, 5.75%, 9/15/32	34
180,754	GN 596237 30YR, 5.75%, 9/15/32	203
41,353	GN 596312 30YR, 5.75%, 9/15/32	46
62,522	GN 596313 30YR, 5.75%, 9/15/32	70
140,548	GN 596396 30YR, 5.75%, 9/15/32	158
189,259	GN 601699 30YR, 5.70%, 12/15/32	212
440,172	GN 601738 30YR, 5.25%, 1/15/33	490
311,055	GN 601772 30YR, 5.25%, 1/15/33	346
170,801	GN 601774 30YR, 5.25%, 1/15/33	189
160,318	GN 601775 30YR, 5.70%, 1/15/33	180
182,626	GN 601786 30YR, 5.25%, 2/15/33	203
225,873	GN 601791 30YR, 5.25%, 2/15/33	251
119,468	GN 601810 30YR, 5.25%, 2/15/33	132
120,302	GN 601845 30YR, 5.25%, 2/15/33	133
200,497	GN 601858 30YR, 5.70%, 2/15/33	225
1,038,566	GN 601872 30YR, 5.25%, 3/15/33	1,177
300,569	GN 601937 30YR, 5.25%, 3/15/33	335
105,360	GN 602002 30YR, 5.25%, 3/15/33	117
93,021	GN 602043 30YR, 5.25%, 4/15/33	103
555,650	GN 605099 30YR, 5.50%, 3/15/34	634
149,906	GN 613272 30YR, 5.25%, 5/15/33	166
93,752	GN 613354 30YR, 5.45%, 7/15/33	105
109,224	GN 613355 30YR, 5.70%, 4/15/33	123
61,146	GN 613379 30YR, 5.45%, 7/15/33	68
1,276,520	GN 616826 30YR, 5.50%, 1/15/35	1,429
1,804,134	GN 673234 30YR, 6.00%, 11/15/38	2,039
563,031	GN 677318 30YR, 6.00%, 9/15/38	642
2,537,343	GN 704439 30YR, 4.50%, 3/15/39	2,796
3,231,637	GN 710868 30YR, 5.50%, 9/15/39	3,661
895,260	GN 728153 20YR, 5.50%, 10/15/29	1,007
548,622	GN 728159 20YR, 5.25%, 11/15/29	612
5,926,647	GN 734089 30YR, 4.00%, 12/15/40	6,372
1,182,550	GN 743362 30YR, 4.75%, 6/15/40	1,312
107,325	GN 743363 30YR, 4.25%, 5/15/40	116
115,460	GN 743502 30YR, 4.25%, 6/15/40	125
413,064	GN 743503 30YR, 4.75%, 6/15/40	452
181,516	GN 743611 30YR, 4.75%, 6/15/40	199
5,918,020	GN 745187 30YR, 4.50%, 7/15/40	6,514
130,420	GN 747368 30YR, 4.75%, 7/15/40	143
189,873	GN 747491 30YR, 4.75%, 7/15/40	208
64,995	GN 747740 30YR, 4.25%, 9/15/40	70
284,864	GN 747741 30YR, 4.75%, 9/15/40	312
864,851	GN 761040 30YR, 4.25%, 3/15/41	938

Principal or Shares	Security Description	Value (000)

674,276	GN 762726 30YR, 4.25%, 3/15/41	$731
783,125	GN 763012 30YR, 4.25%, 4/15/41	848
821,762	GN 763216 30YR, 4.25%, 4/15/41	895
125,497	GN 768721 30YR, 4.25%, 4/15/41	135
62,899	GN 768886 30YR, 4.25%, 6/15/41	68
481,725	GN 781636 30YR, 5.50%, 7/15/33	550
603,746	GN 781810 30YR, 5.50%, 10/15/34	689
1,432,292	GN 782835 30YR, 6.00%, 12/15/39	1,618
1,606,055	GN 782858 30YR, 6.00%, 11/15/39	1,815
378,107	GNR 1999-18 FA, 0.73%, 5/16/29	379
75,631	GNR 1999-40 FE, 0.98%, 11/16/29	76
309,274	GNR 1999-40 FK, 0.98%, 11/16/29	311
56,238	GNR 1999-45 FC, 0.83%, 12/16/29	56
67,486	GNR 1999-45 FH, 0.88%, 12/16/29	68
114,500	GNR 2000-22 FG, 0.63%, 5/16/30	115
370,727	GNR 2000-9 FG, 1.03%, 2/16/30	374
375,159	GNR 2000-9 FH, 0.93%, 2/16/30	377
312,359	GNR 2001-19 F, 0.93%, 5/16/31	314
32,846	GNR 2001-21 FN, 0.63%, 8/16/22	33
1,423,616	GNR 2001-22 FG, 0.78%, 5/16/31	1,427
639,885	GNR 2001-31 FA, 0.68%, 6/16/31	643
571,169	GNR 2001-35 FA, 0.68%, 8/16/31	573
1,759,198	GNR 2001-47 FA, 0.83%, 9/16/31	1,768
607,054	GNR 2001-59 FA, 0.83%, 11/16/24	610
305,722	GNR 2001-65 FV, 0.83%, 2/20/29	307
380,480	GNR 2002-11 FJ, 0.93%, 2/20/32	383
355,081	GNR 2002-13 FA, 0.93%, 2/16/32	357
1,031,457	GNR 2002-48 FG, 0.73%, 12/16/30	1,034
474,774	GNR 2002-48 FT, 0.63%, 12/16/26	476
938,807	GNR 2002-5 FP, 0.98%, 1/16/32	946
638,582	GNR 2002-72 FA, 0.83%, 10/20/32	641
293,748	GNR 2002-72 FB, 0.83%, 10/20/32	295
661,990	GNR 2002-72 FE, 0.83%, 10/20/32	665
729,727	GNR 2002-76 F, 0.63%, 1/16/31	731
176,187	GNR 2002-76 FY, 0.73%, 12/16/26	177
12,731	GNR 2002-79 FB, 0.68%, 11/16/32	13
1,169,117	GNR 2003-71 FC, 0.93%, 7/20/33	1,180
1,820,063	GNR 2003-94 FB, 0.73%, 12/16/30	1,825
2,851,990	GNR 2004-56 F, 0.83%, 6/20/33	2,865
1,569,178	GNR 2004-59 FH, 0.68%, 8/16/34	1,572
346,765	GNR 2004-73 JM, 0.00%, 9/16/34	332
462,542	GNR 2006-47 FA, 0.63%, 8/16/36	463
2,705,585	GNR 2006-60 FK, 0.63%, 11/20/36	2,703
326,245	GNR 2006-64 PO, 0.00%, 4/16/34	326
2,523,242	GNR 2007-54 FC, 0.69%, 9/20/37	2,531
912,100	GNR 2007-76 FB, 0.93%, 11/20/37	921
2,498,854	GNR 2008-15 CF, 0.94%, 2/20/38	2,524
603,961	GNR 2008-2 FH, 0.88%, 1/20/38	606
3,158,747	GNR 2008-67 UF, 0.88%, 6/20/38	3,190
1,290,564	GNR 2009-87 FB, 1.08%, 9/20/39	1,307
38,163,688	GNR 2014-79 ST, 1.16%, 7/20/29	1,309
16,850,326	GNR 2014-99 ID, 1.23%, 11/20/36	669

Total Mortgage Backed (Cost - $380,709)		388,918

NCUA Guaranteed (4%)
4,107,536	NCUA Guaranteed Notes Trust 2010-R2,
	0.79%, 11/06/17	4,104
1,314,054	NCUA Guaranteed Notes Trust 2011-R3,
	0.82%, 3/11/20	1,318
4,247,640	NCUA Guaranteed Notes Trust 2011-R4,
	0.80%, 3/06/20	4,246

15 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

459,837	NCUA Guaranteed Notes Trust 2011-R5, 0.80%, 4/06/20	$460

Total NCUA Guaranteed (Cost - $10,145)		10,128

U.S. Government Agency (2%)
5,000,000	FHLB Disc Note, 0.07%, 2/05/16 (c) (Cost - $5,000)	5,000

Purchased Put Options (0%)
200	Eurodollar 1-Year Mid-Curve Option, 97.875, 3/11/16 (Cost - $60)	1

Investment Company (1%)
4,406,162	Payden Cash Reserves Money Market Fund * (Cost - $4,406)	4,406

Total (Cost - $408,546) (152%)		416,685
Liabilities in excess of Other Assets (-52%)		(142,094)

Net Assets (100%)
		$274,591

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.
(c)	Yield to maturity at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
250	90-Day Eurodollar Future	Mar-16	$ 62,109	$21
250	90-Day Eurodollar Future	Mar-17	(61,940)	(48)
150	U.S. Treasury 2 Year Note Future	Apr-16	(32,794)	(152)

				$(179)

16

Payden Core Bond Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
6,020,000	Babson CLO Ltd. 144A, 1.42%, 4/20/25 (a)	$5,904
97,323	Chase Funding Mortgage Loan Asset-Backed Certificates, 1.08%, 11/25/32	93
1,761,318	Colony American Homes 2014-1 144A, 1.58%, 5/17/31 (a)	1,746
1,426,089	Colony American Homes 2014-2 144A, 1.38%, 7/17/31 (a)	1,397
1,877,598	Colony American Homes 2015-1 144A, 1.63%, 7/17/32 (a)	1,828
6,665,000	Dryden XXII Senior Loan Fund 144A, 1.46%, 8/15/25 (a)	6,548
1,125,000	Eaton Vance CLO 2015-1 Ltd. 144A, 4.52%, 10/20/26 (a)	1,061
1,504,126	Invitation Homes 2013-SFR1 Trust 144A, 1.58%, 12/17/30 (a)	1,486
1,810,000	Invitation Homes 2014-SFR1 Trust 144A, 1.43%, 6/17/31 (a)	1,776
1,980,000	Invitation Homes 2014-SFR2 Trust 144A, 1.53%, 9/17/31 (a)	1,948
2,100,000	Invitation Homes 2014-SFR3 Trust 144A, 1.63%, 12/17/31 (a)	2,061
3,160,720	Invitation Homes 2015-SFR3 Trust 144A, 1.73%, 8/17/32 (a)	3,125
1,951,494	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	2,165
491,007	Nelnet Student Loan Trust 2014-2A 144A, 0.70%, 6/25/21 (a)	489
2,000,000	SLM Student Loan Trust, 0.80%, 7/26/21	1,991
6,395,000	Tyron Park CLO Ltd. 144A, 1.74%, 7/15/25 (a)	6,297
1,207,722	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	1,195
1,643,222	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	1,629

Total Asset Backed (Cost - $43,135)		42,739

Corporate Bond (55%)
3,000,000	AbbVie Inc., 3.60%, 5/14/25	3,008
3,000,000	Actavis Funding SCS, 3.45%, 3/15/22	3,048
2,325,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, 10/01/21	2,331
3,800,000	Air Canada 2015-1 Class A Pass Through Trust 144A, 3.60%, 3/15/27 (a)	3,662
1,995,000	Air Lease Corp., 5.63%, 4/01/17	2,067
655,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24	634
1,077,524	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (a)	1,171
890,000	Ally Financial Inc., 3.25%, 11/05/18	874
2,700,000	Ally Financial Inc., 4.13%, 2/13/22	2,639
2,400,000	American Airlines 2016-1 Class A Pass Through Trust, 4.10%, 1/15/28	2,420
2,750,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (a)	1,739
2,090,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	2,104
4,700,000	Anheuser-Busch InBev Finance Inc., 3.65%, 2/01/26	4,769
2,045,000	Apollo Management Holdings LP 144A, 4.00%, 5/30/24 (a)	2,070
2,100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.51%, 12/15/19 (a)	2,013

Principal or Shares	Security Description	Value (000)

1,600,000	AT&T Inc., 3.40%, 5/15/25	$1,536
2,500,000	AT&T Inc., 4.75%, 5/15/46	2,225
2,880,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	2,915
1,310,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (a)	1,331
1,590,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 5.50%, 4/01/23	1,516
2,800,000	BAE Systems Holdings Inc. 144A, 3.85%, 12/15/25 (a)	2,833
240,000	Bank of America Corp., 3.95%, 4/21/25	234
2,000,000	Bank of America Corp., 6.10%, 12/29/49	2,036
1,640,000	Bank of America Corp., 6.88%, 4/25/18	1,801
3,000,000	Bank of Nova Scotia, 4.50%, 12/16/25	2,971
1,340,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	1,430
1,150,000	Barclays PLC, 2.75%, 11/08/19	1,156
3,500,000	Barclays PLC, 4.38%, 1/12/26	3,539
2,300,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)	2,267
1,100,000	Baxalta Inc. 144A, 4.00%, 6/23/25 (a)	1,095
1,935,000	BB&T Corp., 4.90%, 6/30/17	2,020
1,353,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	1,356
1,440,000	BBVA Banco Continental SA 144A, 3.25%, 4/08/18 (a)	1,444
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,063
1,500,000	Berry Plastics Corp., 5.13%, 7/15/23	1,466
2,120,000	Biogen Inc., 4.05%, 9/15/25	2,175
2,805,000	Block Financial LLC, 4.13%, 10/01/20	2,865
3,000,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	3,001
860,000	Boston Scientific Corp., 2.85%, 5/15/20	862
1,500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 6/01/20	1,564
2,300,000	Celgene Corp., 3.55%, 8/15/22	2,337
1,500,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19	1,496
2,300,000	Citigroup Inc., 4.45%, 9/29/27	2,275
2,650,000	Citizens Bank NA/Providence RI, 2.45%, 12/04/19	2,653
3,800,000	Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (a)	3,909
710,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	692
1,860,000	CNPC General Capital Ltd. 144A, 1.45%, 4/16/16 (a)	1,860
3,200,000	Commonwealth Bank of Australia 144A, 4.50%, 12/09/25 (a)	3,223
1,125,000	Compass Bank, 2.75%, 9/29/19	1,121
900,000	Compass Bank, 3.88%, 4/10/25	835
1,200,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	1,192
1,100,000	Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	1,071
2,000,000	CVS Health Corp., 4.88%, 7/20/35	2,083
1,197,638	CVS Pass-Through Trust 144A, 5.79%, 1/10/26 (a)	1,323
1,631,042	CVS Pass-Through Trust Series 2014 144A, 4.16%, 8/10/36 (a)	1,598

17 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

700,000	DaVita HealthCare Partners Inc., 5.13%, 7/15/24	$705
2,215,000	Dean Foods Co. 144A, 6.50%, 3/15/23 (a)	2,287
3,000,000	Deutsche Bank AG, 2.95%, 8/20/20	2,992
1,530,000	Devon Energy Corp., 5.85%, 12/15/25	1,432
1,695,000	Dignity Health, 3.13%, 11/01/22	1,721
1,165,000	Dignity Health, 4.50%, 11/01/42	1,124
2,000,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	2,011
2,217,000	Dow Chemical Co., 9.40%, 5/15/39	3,166
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,433
2,400,000	ERAC USA Finance LLC 144A, 3.80%, 11/01/25 (a)	2,400
1,025,000	Exelon Generation Co. LLC, 6.20%, 10/01/17	1,090
3,200,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	3,161
1,800,000	FedEx Corp., 4.50%, 2/01/65	1,600
1,454,117	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	1,323
1,350,000	Fifth Third Bank/Cincinnati OH, 2.15%, 8/20/18	1,358
2,730,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	2,702
1,330,000	FS Investment Corp., 4.25%, 1/15/20	1,353
1,980,000	General Motors Financial Co. Inc., 3.10%, 1/15/19	1,965
4,045,000	Glencore Funding LLC 144A, 1.57%, 5/27/16 (a)	3,965
1,505,000	Goldman Sachs Group Inc., 1.82%, 4/30/18	1,511
2,700,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	2,705
2,500,000	Harris Corp., 2.70%, 4/27/20	2,486
2,040,000	HCA Inc., 5.88%, 5/01/23	2,137
3,060,000	Heathrow Funding Ltd. 144A, 4.88%, 7/15/21 (a)	3,401
2,205,000	Hertz Corp., 6.75%, 4/15/19	2,211
2,000,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	2,005
2,650,000	Hewlett Packard Enterprise Co. 144A, 4.90%, 10/15/25 (a)	2,527
3,000,000	Hewlett Packard Enterprise Co. 144A, 6.20%, 10/15/35 (a)	2,713
1,000,000	Hexion U.S. Finance Corp., 6.63%, 4/15/20	780
2,200,000	HSBC USA Inc., 2.00%, 8/07/18	2,198
1,700,000	Hyundai Capital America 144A, 2.60%, 3/19/20 (a)	1,697
1,500,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	1,493
4,050,000	Imperial Tobacco Finance PLC 144A, 3.75%, 7/21/22 (a)	4,119
1,440,000	Industrial & Commercial Bank of China Ltd./New York, 3.23%, 11/13/19	1,486
2,500,000	ING Bank NV 144A, 2.05%, 8/17/18 (a)	2,507
2,050,000	Inter-American Development Bank, 3.88%, 9/17/19	2,241
680,000	International Lease Finance Corp., 2.46%, 6/15/16	677
1,700,000	Intesa Sanpaolo SPA 144A, 5.71%, 1/15/26 (a)	1,673
900,000	Iron Mountain Inc., 5.75%, 8/15/24	892
920,000	Jackson National Life Global Funding 144A, 1.88%, 10/15/18 (a)	923
3,180,000	JPMorgan Chase & Co., 1.52%, 1/25/18	3,183
2,370,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,446

Principal or Shares	Security Description	Value (000)

3,760,000	Kennametal Inc., 2.65%, 11/01/19	$3,716
1,760,000	KeyCorp, 2.90%, 9/15/20	1,775
2,100,000	Kinder Morgan Inc./DE, 5.30%, 12/01/34	1,605
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (a)	3,628
3,700,000	Kraft Heinz Foods Co. 144A, 3.50%, 7/15/22 (a)	3,772
1,400,000	Lam Research Corp., 3.80%, 3/15/25	1,337
2,150,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	1,962
2,260,000	LifePoint Health Inc., 5.50%, 12/01/21	2,300
2,400,000	Lloyds Bank PLC, 2.00%, 8/17/18	2,413
2,890,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	2,904
1,500,000	Massachusetts Mutual Life Insurance Co. 144A, 4.50%, 4/15/65 (a)	1,412
1,570,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	1,666
1,340,000	MDC Holdings Inc., 6.00%, 1/15/43	1,025
2,100,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	2,157
1,843,000	MeadWestvaco Corp., 7.95%, 2/15/31	2,355
1,540,000	MetLife Inc., 6.40%, 12/15/36	1,621
322,000	MetLife Inc., 10.75%, 8/01/39	495
1,500,000	Mobile Mini Inc., 7.88%, 12/01/20	1,538
1,440,000	Morgan Stanley, 1.47%, 1/24/19	1,433
2,350,000	Morgan Stanley, 4.35%, 9/08/26	2,365
2,000,000	Morgan Stanley, 5.45%, 7/29/49	1,933
2,100,000	Morgan Stanley, 5.55%, 12/29/49	2,080
1,889,000	Nationwide Building Society 144A, 6.25%, 2/25/20 (a)	2,178
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	1,933
1,400,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (a)	1,465
1,000,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (a)	1,008
1,600,000	Nippon Life Insurance Co. 144A, 4.70%, 1/20/46 (a)	1,611
1,045,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	1,310
1,000,000	Novelis Inc./GA, 8.75%, 12/15/20	914
1,700,000	Old Republic International Corp., 4.88%, 10/01/24	1,793
3,015,000	Orange SA, 9.00%, 3/01/31	4,345
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	2,131
2,150,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	2,112
1,470,000	People’s United Bank, 4.00%, 7/15/24	1,452
2,375,000	Perrigo Finance PLC, 3.50%, 12/15/21	2,353
1,960,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,778
2,350,000	Prudential Financial Inc., 5.63%, 6/15/43	2,379
1,850,000	QUALCOMM Inc., 2.25%, 5/20/20	1,856
1,725,000	Quest Diagnostics Inc., 3.50%, 3/30/25	1,698
2,480,000	Reliance Standard Life Global Funding II 144A, 3.05%, 1/20/21 (a)	2,517
1,000,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 2/15/21	1,038
2,870,000	Royal Bank of Canada, 4.65%, 1/27/26	2,880
2,300,000	Ryder System Inc., 2.50%, 5/11/20	2,277
1,580,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	1,557

18

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

3,250,000	Santander UK Group Holdings PLC 144A, 4.75%, 9/15/25 (a)	$3,233
867,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (a)	867
1,500,000	Schlumberger Holdings Corp. 144A, 2.35%, 12/21/18 (a)	1,481
1,000,000	Schlumberger Holdings Corp. 144A, 4.00%, 12/21/25 (a)	976
2,525,000	Select Income REIT, 4.50%, 2/01/25	2,339
835,000	Senior Housing Properties Trust, 4.75%, 5/01/24	826
1,645,000	Senior Housing Properties Trust, 6.75%, 4/15/20	1,844
2,400,000	Shell International Finance BV, 1.63%, 11/10/18	2,368
4,030,000	Sinopec Capital 2013 Ltd. 144A, 1.88%, 4/24/18 (a)	4,003
1,700,000	Solvay Finance America LLC 144A, 4.45%, 12/03/25 (a)	1,700
1,675,000	Sompo Japan Insurance Inc. 144A, 5.33%, 3/28/73 (a)	1,765
1,055,000	Southeast Supply Header LLC 144A, 4.25%, 6/15/24 (a)	964
1,370,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (a)	1,378
1,950,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/16/20	1,970
3,600,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	3,587
1,560,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	1,456
5,270,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (a)	5,315
2,750,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25 (a)	2,659
1,650,000	Synchrony Financial, 2.70%, 2/03/20	1,625
2,675,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	3,346
2,270,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	2,323
2,050,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	2,044
1,000,000	T-Mobile USA Inc., 6.25%, 4/01/21	1,023
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	3,983
2,195,000	Tribune Media Co. 144A, 5.88%, 7/15/22 (a)	2,195
2,295,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	2,259
2,800,000	UBS Group Funding Jersey Ltd. 144A, 2.95%, 9/24/20 (a)	2,790
1,350,000	Valero Energy Corp., 6.63%, 6/15/37	1,314
3,140,000	Vereit Operating Partnership LP, 3.00%, 2/06/19	2,983
3,990,000	Verizon Communications Inc., 6.40%, 9/15/33	4,521
5,085,000	Welltower Inc, 4.13%, 4/01/19	5,333
1,600,000	Whole Foods Market Inc. 144A, 5.20%, 12/03/25 (a)	1,606

Total Corporate Bond (Cost - $364,443)		362,870

FDIC Guaranteed (0%)
389,901	FDIC Structured Sale Guaranteed Notes 144A, 0.97%, 12/04/20 (a) (Cost - $391)	391

Principal or Shares	Security Description	Value (000)
Foreign Government (3%)
1,470,000	Indonesia Government International Bond 144A, 3.75%, 4/25/22 (a)	$1,435
3,920,000	Mexico Government International Bond, 3.63%, 3/15/22	3,949
2,720,000	Panama Government International Bond, 5.20%, 1/30/20	2,958
3,000,000	Philippine Government International Bond, 4.00%, 1/15/21	3,267
2,989,000	Poland Government International Bond, 5.13%, 4/21/21	3,315
2,800,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (a)	2,951

Total Foreign Government (Cost - $18,096)		17,875

Mortgage Backed (33%)
1,671,640	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	1,601
5,750,008	CSMLT 2015-3 Trust 144A, 3.00%, 10/25/30 (a)	5,859
2,027,000	Fannie Mae Connecticut Avenue Securities, 1.37%, 5/25/24	2,006
1,040,635	Fannie Mae Connecticut Avenue Securities, 1.37%, 5/25/24	1,034
1,455,222	Fannie Mae Connecticut Avenue Securities, 1.62%, 7/25/24	1,452
4,760,890	Fannie Mae Connecticut Avenue Securities, 1.62%, 5/25/25	4,759
1,357,011	Fannie Mae Connecticut Avenue Securities, 2.02%, 1/25/24	1,359
625,820	Fannie Mae Connecticut Avenue Securities, 2.42%, 10/25/23	631
1,500,000	Fannie Mae Connecticut Avenue Securities, 6.12%, 4/25/28	1,471
8,595,000	FFCB, 0.46%, 1/17/18	8,577
6,361,599	FG Q12837 30YR, 3.00%, 11/01/42	6,497
8,605,000	FHLB, 5.50%, 7/15/36	11,681
5,010,000	FN, 2.50%, 15YR TBA (b)	5,123
16,900,000	FN, 3.00%, 30YR TBA (b)	17,252
11,620,000	FN, 3.50%, 30YR TBA (b)	12,170
22,770,000	FN, 4.00%, 30YR TBA (b)	24,328
12,140,000	FN, 4.50%, 30YR TBA (b)	13,198
3,104,363	FN 254766 30YR, 5.00%, 6/01/33	3,447
3,323,009	FN 725423 30YR, 5.50%, 5/01/34	3,753
1,928,760	FN 725424 30YR, 5.50%, 4/01/34	2,178
4,137,590	FN 745418 30YR, 5.50%, 4/01/36	4,656
3,066,255	FN 995203 30YR, 5.00%, 7/01/35	3,402
1,320,415	FN AE0138 30YR, 4.50%, 3/01/40	1,454
2,945,090	FN AJ7689 30YR, 4.00%, 12/01/41	3,157
831,753	FN AO4075 15YR, 3.00%, 5/01/27	870
1,328,195	FN AS5730 15YR, 3.00%, 9/01/30	1,386
5,851,901	FN AX3596 15YR, 3.00%, 7/01/27	6,116
2,327,868	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.52%, 5/25/25	2,326
1,068,399	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.87%, 11/25/23	1,069
1,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.62%, 2/25/24	1,392
260,412	G2 5140 30YR, 4.50%, 8/20/41	285
988,361	G2 5175 30YR, 4.50%, 9/20/41	1,080
1,678,654	G2 MA2894 30YR, 4.50%, 6/20/45	1,812

19 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

6,300,000	GN, 3.50%, 30YR TBA (b)	$6,634
7,540,000	GN, 4.00%, 30YR TBA (b)	8,054
2,832,195	GN 745187 30YR, 4.50%, 7/15/40	3,117
1,291,877	GN AA5452 30YR, 3.50%, 7/15/42	1,374
136,652	Harborview Mortgage Loan Trust, 2.98%, 1/19/35	128
1,351,004	Hilton USA Trust 2013-HLF 144A, 1.43%, 11/05/30 (a)	1,350
2,440,000	Hilton USA Trust 2013-HLT 144A, 2.66%, 11/05/30 (a)	2,451
2,300,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (a)	2,278
413,982	JP Morgan Mortgage Trust 2006-S2, 6.00%, 7/25/36	374
7,898,836	JP Morgan Mortgage Trust 2013-1 144A, 2.50%, 3/25/43 (a)	7,951
3,433,269	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)	3,523
5,639,076	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 0.92%, 5/25/33 (a)	5,438
51,190	Landmark Mortgage Securities PLC, 0.81%, 6/17/38 GBP (c)	70
39,515	Morgan Stanley Mortgage Loan Trust, 2.20%, 7/25/34	40
1,236,146	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	1,260
2,097,842	New Residential Mortgage Loan Trust 2014-3 144A, 3.75%, 11/25/54 (a)	2,170
510,995	Prime Mortgage Trust, 5.00%, 10/25/35	503
2,126,436	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,752
70,556	Sequoia Mortgage Trust, 1.20%, 10/20/27	69
1,071,886	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,039
5,420,755	Sequoia Mortgage Trust 144A, 3.00%, 5/25/43 (a)	5,422
2,114,156	Sequoia Mortgage Trust, 3.50%, 9/25/42	2,167
789,845	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	790
1,300,000	Springleaf Mortgage Loan Trust 144A, 5.58%, 6/25/58 (a)	1,303
15,693	Structured Asset Mortgage Investments Trust 2003-CL1, 3.75%, 7/25/32	16
7,475	Structured Asset Securities Corp. Mortgage Pass Through Certificates 2002-16A, 0.00%, 8/25/32	4
856,857	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 2.22%, 7/25/37	733
2,750,000	Wells Fargo Commercial Mortgage Trust 2015-Lc22, 3.84%, 9/15/58	2,893

Total Mortgage Backed (Cost - $217,964)		220,284

Municipal (1%)
2,000,000	New York State Urban Development Corp., 1.33%, 3/15/16	2,002
770,000	State Board of Administration Finance Corp., 3.00%, 7/01/20	796
3,200,000	State of California, 1.05%, 2/01/16	3,200
1,495,000	State of California, 7.55%, 4/01/39	2,192
1,000,000	State of Washington, 1.70%, 7/01/20	988

Principal or Shares	Security Description	Value (000)

365,000	University of California, 3.26%, 5/15/24	$379

Total Municipal (Cost - $8,783)		9,557

U.S. Treasury (6%)
23,012,000	U.S. Treasury Bond, 3.00%, 11/15/45	24,152
16,244,000	U.S. Treasury Note, 1.13%, 1/15/19	16,317

Total U.S. Treasury (Cost - $39,489)		40,469

Investment Company (7%)
500,000	Payden Absolute Return Bond Fund, SI Class *	4,920
2,544,016	Payden Cash Reserves Money Market Fund *	2,544
1,814,022	Payden Emerging Markets Corporate Bond Fund, SI Class *	16,961
646,094	Payden Emerging Markets Local Bond Fund, Investor Class *	4,058
1,522,172	Payden Floating Rate Fund, SI Class *	14,719

Total Investment Company (Cost - $47,320)		43,202

Total (Cost - $739,621) (111%)		737,387
Liabilities in excess of Other Assets (-11%)		(71,850)

Net Assets (100%)		$665,537

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.
(c)	Principal in foreign currency.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/1/2016	Australian Dollar (Sell 27,401)	Credit Suisse First Boston International	$411
2/24/2016	Chinese Yuan (Sell 52,587)	Barclays Bank PLC	55
4/26/2016	Japanese Yen (Sell 1,187,100)	Bank of America N.A.	197
2/25/2016	New Taiwan Dollar (Sell 111,850)	HSBC Bank USA, N.A.	57

			$720

Liabilities:
2/1/2016	Australian Dollar (Buy 27,401)	Credit Suisse First Boston International	$(196)
4/26/2016	British Pound (Buy 6,995)	Bank of America N.A.	(36)
3/10/2016	Euro (Sell 18,497)	BNP PARIBAS	(8)
2/2/2016	New Zealand Dollar (Sell 14,972)	Royal Bank of Canada	(60)
4/27/2016	Thailand Baht (Sell 302,160)	Barclays Bank PLC	(150)

			$(450)

20

Payden Core Bond Fund continued

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
72	U.S. Long Bond Future	Mar-16	$(11,594)	$(556)
276	U.S. Treasury 10 Year Note Future	Mar-16	(35,764)	(941)
100	U.S. Treasury 2 Year Note Future	Apr-16	21,863	36
165	U.S. Treasury 5 Year Note Future	Apr-16	(19,911)	(91)
35	U.S. Ultra Bond Future	Mar-16	4,886	34

				$(1,518)

21 Payden Mutual Funds

Payden Corporate Bond Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (100%)
Consumer Cyclical (7%)
650,000	American Airlines 2016-1 Class A Pass Through Trust, 4.10%, 1/15/28	$655
600,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	628
600,000	Ford Motor Credit Co. LLC, 1.46%, 3/27/17	596
730,000	Glencore Funding LLC 144A, 1.57%, 5/27/16 (a)	716
500,000	Harley-Davidson Financial Services Inc. 144A, 2.25%, 1/15/19 (a)	505
450,000	Lam Research Corp., 3.80%, 3/15/25	430
330,000	Latam Airlines 2015-1 Pass Through Trust B 144A, 4.50%, 11/15/23 (a)	295
700,000	Tingyi Cayman Islands Holding Corp., 3.88%, 6/20/17	714

		4,539

Consumer Non-Cyclical (11%)
425,000	Actavis Funding SCS, 2.45%, 6/15/19	427
250,000	Actavis Funding SCS, 4.75%, 3/15/45	251
1,090,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	1,097
700,000	Baxalta Inc. 144A, 4.00%, 6/23/25 (a)	697
475,000	Biogen Inc., 4.05%, 9/15/25	487
750,000	Block Financial LLC, 4.13%, 10/01/20	766
700,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	680
650,000	Mallinckrodt International Finance SA, 3.50%, 4/15/18	618
400,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	411
175,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	219
350,000	Petco Pet Acquisition Meger Sub LLC Term B1, 5.75%, 1/15/23	343
945,000	Pfizer Inc., 7.20%, 3/15/39	1,306
500,000	Whole Foods Market Inc. 144A, 5.20%, 12/03/25 (a)	502

		7,804

Energy (7%)
545,444	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (a)	593
600,000	Canadian Natural Resources Ltd., 5.90%, 2/01/18	587
400,000	Devon Energy Corp., 5.85%, 12/15/25	374
750,000	Hutchison Whampoa International 12 Ltd. 144A, 6.00%, 5/29/49 (a)	783
250,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (a)	239
650,000	Schlumberger Holdings Corp. 144A, 4.00%, 12/21/25 (a)	634
465,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	434
700,000	TransCanada PipeLines Ltd., 1.63%, 11/09/17	688
350,000	Valero Energy Corp., 6.63%, 6/15/37	341

		4,673

Financial (54%)
430,000	Air Lease Corp., 5.63%, 4/01/17	445
750,000	Ally Financial Inc., 3.25%, 2/13/18	738
500,000	Ares Capital Corp., 4.88%, 11/30/18	516

Principal or Shares	Security Description	Value (000)

750,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	$759
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	807
500,000	Bank of America Corp., 4.00%, 1/22/25	490
500,000	Bank of America Corp., 6.10%, 12/29/49	509
105,000	Bank of America Corp., 6.88%, 4/25/18	115
330,000	Bank of America Corp., 7.63%, 6/01/19	383
750,000	Bank of Nova Scotia, 4.50%, 12/16/25	743
370,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	395
825,000	Barclays PLC, 4.38%, 1/12/26	834
252,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	253
600,000	BPCE SA 144A, 4.50%, 3/15/25 (a)	574
500,000	Citigroup Inc., 4.45%, 9/29/27	495
500,000	Citigroup Inc., 5.90%, 12/29/49	494
850,000	Commonwealth Bank of Australia 144A, 4.50%, 12/09/25 (a)	856
500,000	Compass Bank, 1.85%, 9/29/17	498
200,000	Corp. Financiera de Desarrollo SA 144A, 3.25%, 7/15/19 (a)	200
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	506
700,000	Deutsche Bank AG, 3.13%, 1/13/21	694
625,000	Digital Delta Holdings LLC 144A, 3.40%, 10/01/20 (a)	633
500,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	503
750,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	741
290,000	FS Investment Corp., 4.25%, 1/15/20	295
1,000,000	General Electric Capital Corp., 6.38%, 11/15/67	1,062
500,000	General Motors Financial Co. Inc., 3.20%, 7/13/20	491
205,000	General Motors Financial Co. Inc., 4.75%, 8/15/17	211
350,000	Goldman Sachs Group Inc., 4.25%, 10/21/25	350
600,000	Goldman Sachs Group Inc., 5.63%, 1/15/17	622
460,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	524
350,000	Goodman Funding Ltd. 144A, 6.00%, 3/22/22 (a)	395
315,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	345
500,000	Hospitality Properties Trust, 4.50%, 3/15/25	484
600,000	International Lease Finance Corp., 2.46%, 6/15/16	597
500,000	Intesa Sanpaolo SpA 144A, 5.71%, 1/15/26 (a)	492
440,000	Kimco Realty Corp., 3.40%, 11/01/22	446
292,000	Lloyds Banking Group PLC 144A, 4.58%, 12/10/25 (a)	296
300,000	Macquarie Bank Ltd. 144A, 4.88%, 6/10/25 (a)	298
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	578
550,000	Meiji Yasuda Life Insurance Co. 144A, 5.20%, 10/20/45 (a)	577
505,000	MetLife Inc., 6.40%, 12/15/36	531
50,000	MetLife Inc., 10.75%, 8/01/39	77
400,000	Morgan Stanley, 4.35%, 9/08/26	402
250,000	Morgan Stanley, 5.45%, 7/29/49	242
250,000	Morgan Stanley, 5.55%, 12/29/49	248
600,000	National Australia Bank Ltd./New York, 3.38%, 1/14/26	611

22

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

600,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	$892
640,000	Navient Corp., 6.13%, 3/25/24	528
430,000	Nippon Life Insurance Co. 144A, 4.70%, 1/20/46 (a)	433
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	661
340,000	People’s United Bank, 4.00%, 7/15/24	336
1,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (a)	891
325,000	Prudential Financial Inc., 5.63%, 6/15/43	329
200,000	Prudential Financial Inc., 5.88%, 9/15/42	210
400,000	Prudential Financial Inc., 8.88%, 6/15/38	450
250,000	RBS Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (a)	257
650,000	Reliance Standard Life Global Funding II 144A, 3.05%, 1/20/21 (a)	660
770,000	Royal Bank of Canada, 4.65%, 1/27/26	773
650,000	Royal Bank of Scotland Group PLC, 5.13%, 5/28/24	654
430,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	424
700,000	Santander UK Group Holdings PLC 144A, 4.75%, 9/15/25 (a)	696
470,000	Select Income REIT, 4.50%, 2/01/25	435
365,000	Senior Housing Properties Trust, 6.75%, 4/15/20	409
270,000	Sompo Japan Insurance Inc. 144A, 5.33%, 3/28/73 (a)	284
780,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	777
250,000	Synchrony Financial, 2.70%, 2/03/20	246
250,000	Synchrony Financial, 3.75%, 8/15/21	251
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	573
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	891
250,000	Trinity Acquisition PLC, 6.13%, 8/15/43	269
1,000,000	UBS Group Funding Jersey Ltd. 144A, 4.13%, 9/24/25 (a)	1,004
600,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 3.25%, 10/05/20 (a)	611

		37,299

Healthcare (1%)
110,000	Dignity Health, 3.13%, 11/01/22	112
740,000	Dignity Health, 4.50%, 11/01/42	714

		826

Industrial (6%)
440,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (a)	447
700,000	BAE Systems Holdings Inc. 144A, 3.85%, 12/15/25 (a)	708
400,000	FedEx Corp., 4.50%, 2/01/65	356
450,000	Keysight Technologies Inc., 3.30%, 10/30/19	446
350,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.05%, 1/09/20 (a)	352
500,000	Pentair Finance SA, 2.90%, 9/15/18	499
420,000	Roper Technologies Inc., 3.00%, 12/15/20	424

Principal or Shares	Security Description	Value (000)

825,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25 (a)	$798
300,000	Textron Inc., 5.60%, 12/01/17	319

		4,349

Material (2%)
350,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (a)	221
155,000	Dow Chemical Co., 9.40%, 5/15/39	221
500,000	Solvay Finance America LLC 144A, 4.45%, 12/03/25 (a)	500
445,000	Westvaco Corp., 7.95%, 2/15/31	569

		1,511

Technology (1%)
500,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	513
500,000	Hewlett Packard Enterprise Co. 144A, 3.60%, 10/15/20 (a)	502

		1,015

Telecommunication (7%)
175,000	21st Century Fox America Inc., 9.50%, 7/15/24	242
1,000,000	AT&T Inc., 4.50%, 5/15/35	905
250,000	AT&T Inc., 6.55%, 2/15/39	273
500,000	British Sky Broadcasting Group PLC 144A, 9.50%, 11/15/18 (a)	591
650,000	Harris Corp., 2.70%, 4/27/20	646
400,000	Orange SA, 9.00%, 3/01/31	576
400,000	Time Warner Inc., 7.63%, 4/15/31	496
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	914
280,000	Verizon Communications Inc., 4.86%, 8/21/46	261

		4,904

Utility (4%)
700,000	AES Corp./VA, 3.41%, 6/01/19	649
250,000	Berkshire Hathaway Energy Co., 6.13%, 4/01/36	295
600,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	632
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	507
225,000	Sempra Energy, 9.80%, 2/15/19	271
400,000	Solar Star Funding LLC 144A, 3.95%, 6/30/35 (a)	408

		2,762

Total Corporate Bond (Cost - $69,814)		69,682

Mortgage Backed (1%)
400,000	Fannie Mae Connecticut Avenue Securities, 6.12%, 4/25/28	392
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 5.12%, 4/25/28	460

Total Mortgage Backed (Cost - $900)		852

U.S. Treasury (0%)
200,000	U.S. Treasury Note, 0.38%, 4/30/16 (b) (Cost - $200)	200

Investment Company (1%)
671,751	Payden Cash Reserves Money Market Fund * (Cost - $672)	672

Total (Cost - $71,586) (102%)		71,406
Liabilities in excess of Other Assets (-2%)		(1,657)

Net Assets (100%)		$69,749

*	Affiliated investment

23 Payden Mutual Funds

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/1/2016	Australian Dollar (Sell 1,967)	Credit Suisse First Boston International	$29
3/10/2016	Euro (Sell 2,328)	BNP PARIBAS	8

			$37

Liabilities:
2/1/2016	Australian Dollar (Buy 1,967)	Credit Suisse First Boston International	$(14)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
43	90-Day Eurodollar Future	Mar-16	$ 10,683	$3
(43)	90-Day Eurodollar Future	Mar-17	(10,654)	(5)
(123)	U.S. Treasury 10 Year Note Future	Mar-16	(15,938)	(274)
116	U.S. Treasury 5 Year Note Future	Mar-16	12,429	183
37	U.S. Treasury Ultra Bond Future	Mar-16	6,149	292

				$199

24

Payden Strategic Income Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (8%)
971,734	American Homes 4 Rent 2014-SFR1 144A, 1.68%, 6/17/31 (a)	$956
1,250,000	Apidos CLO XIV 144A, 1.77%, 4/15/25 (a)	1,226
1,600,000	Babson CLO Ltd. 144A, 1.72%, 4/20/25 (a)	1,569
295,053	Colony American Homes 2014-2 144A, 1.38%, 7/17/31 (a)	289
998,723	Colony American Homes 2015-1 144A, 1.63%, 7/17/32 (a)	972
500,000	Eaton Vance Clo 2015-1 Ltd. 144A, 4.52%, 10/20/26 (a)	471
549,585	Invitation Homes 2013-SFR1 Trust 144A, 1.58%, 12/17/30 (a)	543
620,000	Invitation Homes 2014-SFR1 Trust 144A, 1.43%, 6/17/31 (a)	608
250,000	Invitation Homes 2014-SFR2 Trust 144A, 1.53%, 9/17/31 (a)	246
400,000	LCM XX LLC 144A, 4.37%, 10/20/27 (a)	364
1,000,000	Octagon Investment Partners XIX Ltd. 144A, 2.14%, 4/15/26 (a)	992
1,000,000	Symphony CLO XV Ltd. 144A, 2.07%, 10/17/26 (a)	986
1,000,000	Tyron Park CLO Ltd. 144A, 1.74%, 7/15/25 (a)	985
1,250,000	Venture XVII CLO Ltd. 144A, 2.10%, 7/15/26 (a)	1,236
560,728	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	555
410,806	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	407
341,709	Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust 144A, 0.56%, 7/25/37 (a)	291

Total Asset Backed (Cost - $12,881)		12,696

Bank Loans(b) (7%)
495,000	Akorn Inc. Term Loan 1L, 4.50%, 4/16/21	485
595,500	Albertsons/Safeway LLC Term Loan B4 1L, 5.50%, 8/25/21	584
748,092	Allison Transmission Inc. Term Loan B3 1L, 3.75%, 8/23/19	747
750,000	ARAMARK Corp. Term Loan E 1L, 3.25%, 9/07/19	749
500,000	Berry Plastics Group Inc. Term Loan E 1L, 3.75%, 1/06/21	495
748,092	BJ’s Wholesale Club Inc. Term Loan B 1L, 4.50%, 9/26/19	712
653,216	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	650
492,501	Catalent Pharma Solutions Inc. Term Loan B 1L, 4.50%, 5/08/21	491
494,913	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	487
492,500	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/24/21	493
589,500	HUB International Ltd. Term Loan B 1L, 4.25%, 10/02/20	566
492,500	Libbey Glass Inc. Term Loan 1L, 3.75%, 4/09/21	478
405,515	Michaels Stores Inc. Term Loan 1L,
	4.00%, 1/28/20	403
492,511	Nortek Inc. Term Loan B 1L, 3.75%, 10/30/20	480
492,500	Ortho-Clinical Diagnostics, Inc. Term Loan B 1L, 4.75%, 6/30/21	437

Principal or Shares	Security Description	Value (000)

597,000	PetSmart Inc., 4.25%, 3/10/22	$580
590,863	Sabre Global Inc. Term Loan B 1L, 4.25%, 2/19/19	586
421,071	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21	421
291,667	Visteon Corp. Term Loan B IL, 3.50%, 4/09/21	290

Total Bank Loans (Cost - $10,308)		10,134

Corporate Bond (48%)
300,000	AbbVie Inc., 2.50%, 5/14/20	298
300,000	AbbVie Inc., 3.20%, 11/06/22	301
605,000	Actavis Funding SCS, 2.45%, 6/15/19	607
260,000	Actavis Funding SCS, 3.00%, 3/12/20	264
300,000	AerCap Aviation Solutions BV, 6.38%, 5/30/17	308
230,000	Air Canada 144A, 8.75%, 4/01/20 (a)	245
620,000	Air Lease Corp., 5.63%, 4/01/17	642
400,000	Aircastle Ltd., 5.50%, 2/15/22	399
200,000	Alexandria Real Estate Equities Inc., 2.75%, 1/15/20	199
410,000	Ally Financial Inc., 3.25%, 11/05/18	403
8,700,000	America Movil SAB de CV, 6.00%, 6/09/19 MXN (c)	485
261,964	American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 7/15/20 (a)	266
300,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	303
450,000	American Campus Communities Operating Partnership LP, 3.35%, 10/01/20	457
305,000	American Express Credit Corp., 1.55%, 9/22/17	305
300,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (a)	190
480,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	483
885,000	Anheuser-Busch InBev Finance Inc., 3.30%, 2/01/23	899
300,000	Ardagh Packaging Finance PLC 144A, 9.13%, 10/15/20 (a)	302
350,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.51%, 12/15/19 (a)	336
800,000	AT&T Inc., 3.40%, 5/15/25	768
500,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	506
300,000	AutoZone Inc., 1.30%, 1/13/17	300
600,000	BAE Systems Holdings Inc. 144A, 2.85%, 12/15/20 (a)	606
325,000	Bank of America Corp., 6.10%, 12/29/49	331
210,000	Bank of America Corp., 6.88%, 4/25/18	231
475,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 2.70%, 9/09/18 (a)	484
275,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	293
800,000	Barclays PLC, 4.38%, 1/12/26	809
350,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)	345
650,000	BB&T Corp., 4.90%, 6/30/17	679
585,000	BBVA Banco Continental SA 144A, 3.25%, 4/08/18 (a)	587
250,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	259
870,000	Biogen Inc., 3.63%, 9/15/22	895
500,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	486

25    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

190,000	Boston Scientific Corp., 2.85%, 5/15/20	$190
300,000	Capital One Bank USA NA, 2.30%, 6/05/19	299
80,000	Capital One Financial Corp., 6.15%, 9/01/16	82
300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/01/23	307
300,000	CenturyLink Inc., 6.45%, 6/15/21	294
400,000	CF Industries Inc., 6.88%, 5/01/18	434
300,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19	299
300,000	Citigroup Inc., 0.75%, 6/09/16	300
200,000	Citigroup Inc., 1.55%, 8/14/17	200
700,000	Citigroup Inc., 4.45%, 9/29/27	692
130,000	Citigroup Inc., 6.13%, 12/29/49	131
145,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	141
425,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	445
155,000	Continental Resources Inc./OK, 5.00%, 9/15/22	109
330,000	Corp. Nacional del Cobre de Chile 144A, 3.88%, 11/03/21 (a)	324
600,000	Credit Suisse/New York NY, 6.00%, 2/15/18	647
500,000	Dana Holding Corp., 5.38%, 9/15/21	484
300,000	DaVita HealthCare Partners Inc., 5.13%, 7/15/24	302
350,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	332
635,000	Deutsche Bank AG, 2.95%, 8/20/20	633
400,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	402
500,000	DISH DBS Corp., 5.88%, 11/15/24	447
300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (a)	295
750,000	Dominion Resources Inc./VA, 1.90%, 6/15/18	746
400,000	E*TRADE Financial Corp., 5.38%, 11/15/22	422
150,000	Eastman Chemical Co., 2.40%, 6/01/17	151
425,000	Edison International, 3.75%, 9/15/17	439
350,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	369
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	507
600,000	ERAC USA Finance LLC 144A, 3.80%, 11/01/25 (a)	600
850,000	Export-Import Bank of India, 3.88%, 10/02/19 (a)	880
400,000	Express Scripts Holding Co., 2.25%, 6/15/19	397
300,000	Fifth Third Bank/Cincinnati OH, 2.15%, 8/20/18	302
500,000	First Data Corp. 144A, 5.00%, 1/15/24 (a)	501
350,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	346
220,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	234
235,000	FS Investment Corp., 4.25%, 1/15/20	239
450,000	GATX Corp., 2.50%, 3/15/19	447
500,000	General Electric Capital Corp., 6.38%, 11/15/67	531
300,000	Glencore Funding LLC 144A, 1.57%, 5/27/16 (a)	294
600,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	684
300,000	Goodyear Tire & Rubber Co., 6.50%, 3/01/21	316
200,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	219
465,000	Hertz Corp., 6.75%, 4/15/19	466
350,000	Hexion U.S. Finance Corp., 6.63%, 4/15/20	273
225,000	Hospitality Properties Trust, 4.50%, 3/15/25	218
300,000	HPHT Finance 15 Ltd. 144A, 2.25%, 3/17/18 (a)	299
530,000	HSBC USA Inc., 2.00%, 8/07/18	530

Principal or Shares	Security Description	Value (000)

400,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	$399
247,000	Hyundai Capital America 144A, 1.88%, 8/09/16 (a)	248
300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	299
1,100,000	Imperial Tobacco Finance PLC 144A, 2.95%, 7/21/20 (a)	1,116
600,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	604
350,000	Intercontinental Exchange Inc., 2.75%, 12/01/20	356
750,000	Jackson National Life Global Funding 144A, 1.88%, 10/15/18 (a)	753
450,000	John Deere Capital Corp., 2.30%, 9/16/19	457
500,000	Johnson Controls Inc., 1.40%, 11/02/17	497
525,000	KazMunayGas National Co. JSC 144A, 6.38%, 4/09/21 (a)	517
360,000	KeyCorp, 2.90%, 9/15/20	363
500,000	Keysight Technologies Inc., 3.30%, 10/30/19	496
300,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	278
750,000	Kraft Heinz Foods Co. 144A, 3.50%, 7/15/22 (a)	765
450,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	411
400,000	Levi Strauss & Co., 6.88%, 5/01/22	425
470,000	LifePoint Health Inc., 5.50%, 12/01/21	478
350,000	Lloyds Bank PLC, 2.00%, 8/17/18	352
150,000	Macquarie Group Ltd. 144A, 3.00%, 12/03/18 (a)	152
392,000	Macquarie Group Ltd. 144A, 4.88%, 8/10/17 (a)	407
450,000	Martin Marietta Materials Inc., 1.70%, 6/30/17	447
165,000	MeadWestvaco Corp., 7.38%, 9/01/19	190
650,000	Meiji Yasuda Life Insurance Co. 144A, 5.20%, 10/20/45 (a)	682
100,000	MetLife Inc., 5.25%, 12/29/49	98
500,000	Microsoft Corp., 1.85%, 2/12/20	506
200,000	Mizuho Bank Ltd. 144A, 1.05%, 9/25/17 (a)	199
250,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (a)	249
300,000	Mobile Mini Inc., 7.88%, 12/01/20	308
400,000	Morgan Stanley, 4.35%, 9/08/26	402
350,000	Morgan Stanley, 5.55%, 12/29/49	347
250,000	Morgan Stanley, 5.95%, 12/28/17	268
420,000	MUFG Union Bank NA, 5.95%, 5/11/16	426
400,000	Nationwide Building Society 144A, 6.25%, 2/25/20 (a)	461
400,000	NBTY Inc., 9.00%, 10/01/18	411
280,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (a)	293
300,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (a)	302
300,000	NextEra Energy Capital Holdings Inc., 2.06%, 9/01/17	301
250,000	Novelis Inc./GA, 8.75%, 12/15/20	228
300,000	Numericable Group SA 144A, 6.00%, 5/15/22 (a)	297
250,000	Orange SA, 9.00%, 3/01/31	360
600,000	Pacific LifeCorp 144A, 6.00%, 2/10/20 (a)	672
500,000	Party City Holdings Inc. 144A, 6.13%, 8/15/23 (a)	488

26

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

475,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	$467
475,000	Pernod Ricard SA 144A, 4.25%, 7/15/22 (a)	501
300,000	Perrigo Co. PLC, 2.30%, 11/08/18	298
200,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	198
500,000	Petco Pet Acquisition Meger Sub LLC Term B1, 5.75%,	490
600,000	Pfizer Inc., 6.20%, 3/15/19	679
500,000	PG&E Corp., 2.40%, 3/01/19	503
950,000	QBE Insurance Group Ltd. 144A, 2.40%, 5/01/18 (a)	952
580,000	Reliance Standard Life Global Funding II 144A, 3.05%, 1/20/21	589
500,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 7.13%, 4/15/19	510
680,000	Royal Bank of Canada, 4.65%, 1/27/26	682
300,000	Royal Bank of Scotland Group PLC, 1.88%, 3/31/17	298
300,000	Royal Bank of Scotland Group PLC, 5.13%, 5/28/24	302
253,000	Ryder System Inc., 2.50%, 3/01/17	255
230,000	Ryder System Inc., 2.50%, 5/11/20	228
400,000	Sabine Pass LNG LP, 7.50%, 11/30/16	414
600,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	591
750,000	Santander UK Group Holdings PLC 144A, 4.75%, 9/15/25 (a)	746
168,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (a)	168
600,000	Schlumberger Holdings Corp. 144A, 2.35%, 12/21/18 (a)	592
350,000	Select Income REIT, 4.50%, 2/01/25	324
450,000	Senior Housing Properties Trust, 4.75%, 5/01/24	445
250,000	Senior Housing Properties Trust, 6.75%, 4/15/20	280
250,000	Simon Property Group LP, 2.50%, 7/15/21	252
250,000	Sinclair Television Group Inc. 144A, 6.38%, 11/01/21 (a)	259
845,000	Sinopec Group Overseas Development 2012 Ltd. 144A, 3.90%, 5/17/22 (a)	877
400,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	399
480,000	Solvay Finance America LLC 144A, 3.40%, 12/03/20 (a)	481
400,000	Sonic Automotive Inc., 5.00%, 5/15/23	378
500,000	Southwest Airlines Co., 2.75%, 11/06/19	509
490,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	501
300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	253
600,000	Sumitomo Mitsui Banking Corp., 1.95%, 7/23/18	601
550,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	548
420,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	392
300,000	Synchrony Financial, 1.88%, 8/15/17	299
150,000	Synchrony Financial, 3.75%, 8/15/21	150
150,000	Talen Energy Supply LLC 144A, 4.63%, 7/15/19 (a)	116

Principal or Shares	Security Description	Value (000)

320,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	$328
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	302
450,000	Tesco PLC 144A, 5.50%, 11/15/17 (a)	469
500,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	506
400,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	399
500,000	Time Warner Cable Inc., 6.75%, 7/01/18	546
300,000	T-Mobile USA Inc., 6.25%, 4/01/21	307
114,000	TransAlta Corp., 1.90%, 6/03/17	107
600,000	Trinseo Tl B 1L Usd, 4.25%,	583
500,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	492
350,000	Tyson Foods Inc., 2.65%, 8/15/19	353
700,000	UBS Group Funding Jersey Ltd. 144A, 2.95%, 9/24/20 (a)	697
455,000	Vereit Operating Partnership LP, 3.00%, 2/06/19	432
165,000	Vornado Realty LP, 2.50%, 6/30/19	164
500,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	501
400,000	Whole Foods Market Inc. 144A, 5.20%, 12/03/25 (a)	401
300,000	Windstream Corp., 7.50%, 6/01/22	233
675,000	Zimmer Holdings Inc., 2.00%, 4/01/18	673

Total Corporate Bond (Cost - $75,856)		74,798

FDIC Guaranteed (0%)
393,651	FDIC Structured Sale Guaranteed Notes 144A, 0.98%, 2/25/48 (a) (Cost - $394)	394

Foreign Government (5%)
755,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (a)	820
710,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	752
566,000	Hungary Government International Bond, 4.13%, 2/19/18	588
460,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (a)	506
355,000	Indonesia Government International Bond, 5.88%, 3/13/20 (d)	390
1,160,000	Mexico Government International Bond, 3.63%, 3/15/22	1,169
525,000	Panama Government International Bond, 5.20%, 1/30/20	571
545,000	Philippine Government International Bond, 4.00%, 1/15/21	594
520,000	Poland Government International Bond, 5.13%, 4/21/21	577
430,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	447
642,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (a)	760
575,000	United Republic of Tanzania, 6.54%, 3/09/20 (d)	548

Total Foreign Government (Cost - $7,830)		7,722

Mortgage Backed (21%)
261,566	Alternative Loan Trust 2005-47CB, 5.50%, 10/25/35	240

27    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

291,604	Alternative Loan Trust 2005-54CB, 5.13%, 11/25/35	$269
400,316	Alternative Loan Trust 2007-9T1, 6.00%, 5/25/37	325
621,723	American Home Mortgage Investment Trust 2006-3, 2.59%, 12/25/36	401
473,961	Banc of America Funding 2005-H Trust, 2.87%, 11/20/35	397
698,547	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	586
321,757	CHL Mortgage Pass-Through Trust 2004-29, 2.31%, 2/25/35	257
379,918	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	364
246,112	CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	212
927,386	Fannie Mae Connecticut Avenue Securities, 1.37%, 5/25/24	918
1,000,000	Fannie Mae Connecticut Avenue Securities, 3.02%, 5/25/24	847
500,000	Fannie Mae Connecticut Avenue Securities, 3.32%, 7/25/24	440
500,000	Fannie Mae Connecticut Avenue Securities, 3.42%, 7/25/24	440
1,000,000	Fannie Mae Connecticut Avenue Securities, 5.42%, 7/25/25	959
400,000	Fannie Mae Connecticut Avenue Securities, 6.12%, 4/25/28	392
1,750,000	FHLB, 5.50%, 7/15/36	2,375
9,168	FHLMC Multifamily Structured Pass Through Certificates, 0.77%, 4/25/19	9
2,700,000	FN, 3.00%, 15YR TBA (e)	2,814
3,800,000	FN, 3.50%, 15YR TBA (e)	4,016
2,900,000	FN, 4.50%, 30YR TBA (e)	3,153
717,429	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.42%, 2/25/24	718
760,120	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.52%, 5/25/25	759
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.07%, 4/25/24	985
195,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.62%, 2/25/24	194
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.02%, 4/25/24	898
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 7.97%, 12/25/27	452
249,673	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.37%, 5/25/25	237
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.22%, 3/25/28	473
249,924	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.62%, 10/25/27	273
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.77%, 4/25/28	478
333,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.92%, 5/25/28	325

Principal or Shares	Security Description	Value (000)

249,580	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.17%, 3/25/25	$258
543,163	GSMPS Mortgage Loan Trust 2005-RP2 144A, 0.77%, 3/25/35 (a)	469
952,050	Hilton USA Trust 2013-HLF 144A, 1.43%, 11/05/30 (a)	951
450,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (a)	446
100,865	JP Morgan Mortgage Trust 2006-A4, 2.71%, 6/25/36	88
652,796	JP Morgan Mortgage Trust 2013-1 144A, 2.50%, 3/25/43 (a)	657
452,739	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)	465
1,163,619	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 0.92%, 5/25/33 (a)	1,122
252,848	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	258
244,655	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)	251
886,878	New Residential Mortgage Loan Trust 2015-2, 3.75%, 8/25/55	918
250,350	PHH Alternative Mortgage Trust Series 2007-1, 6.00%, 2/25/37	219
374,850	RFMSI Series 2006-SA2 Trust, 3.65%, 8/25/36	325
447,124	WaMu Mortgage Pass Through Certificates, 2.41%, 9/25/36	406

Total Mortgage Backed (Cost - $32,573)		32,039

Municipal (1%)
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/14	263
750,000	State of California, 1.05%, 2/01/16	750

Total Municipal (Cost - $1,000)		1,013

U.S. Treasury (13%)
14,889,000	U.S. Treasury Note, 1.13%, 1/15/19	14,956
570,000	U.S. Treasury Note, 1.25%, 11/15/18	575
5,132,000	U.S. Treasury Note, 2.00%, 8/15/25	5,165

Total U.S. Treasury (Cost - $20,573)		20,696

28

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

Stocks (2%)
Preferred Stock (1%)
3,750	Alexandria Real Estate Equities Inc., 6.45%	$97
7,500	Bank of America Corp., 6.50%	196
4,250	DDR Corp., 6.50%	108
4,050	Discover Financial Services, 6.50%	105
4,050	First Republic Bank, 6.70%	106
4,800	Goldman Sachs Group Inc., 5.50%	124
3,550	US Bancorp, 6.50%	101
4,700	Vornado Realty Trust, 5.40%	115
7,800	Wells Fargo & Co., 6.00%	205

		1,157

Real Estate Investment Trust (1%)
2,980	Digital Realty Trust Inc.	238
4,200	Equity Residential	324
1,600	Public Storage	406
1,250	Simon Property Group Inc.	233

		1,201

Total Stocks (Cost - $2,108)		2,358

Investment Company (0%)
661,378	Payden Cash Reserves Money Market Fund * (Cost - $661)	661

Total (Cost - $164,184) (105%)		162,511
Liabilities in excess of Other Assets (-5%)		(7,436)

Net Assets (100%)		$155,075

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2016. The stated maturity is subject to prepayments.
(c)	Principal in foreign currency.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Security was purchased on a delayed delivery basis.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/1/2016	Australian Dollar (Sell 6,356)	Credit Suisse First Boston International	$95
2/24/2016	Chinese Yuan (Sell 12,034)	Barclays Bank PLC	17
4/26/2016	Japanese Yen (Sell 280,500)	Bank of America N.A.	46
2/19/2016	Mexican Peso (Sell 8,760)	Credit Suisse First Boston International	37
2/25/2016	New Taiwan Dollar (Sell 24,980)	HSBC Bank USA, N.A.	13

			$208

Liabilities:
2/1/2016	Australian Dollar (Buy 6,356)	Credit Suisse First Boston International	$(46)
4/26/2016	British Pound (Buy 1,653)	Bank of America N.A.	(8)
3/10/2016	Euro (Sell 4,370)	BNP PARIBAS	(3)
2/2/2016	New Zealand Dollar (Sell 3,353)	Royal Bank of Canada	(13)
4/27/2016	Thailand Baht (Sell 71,570)	Barclays Bank PLC	(36)

			$(106)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
20	U.S. Long Bond Future	Mar-16	$(3,221)	$(155)
48	U.S. Treasury 2 Year Note Future	Apr-16	10,494	17
78	U.S. Treasury 5 Year Note Future	Apr-16	(9,412)	(43)
16	U.S. Ultra Bond Future	Mar-16	2,233	16

				$(165)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY.25	5.00%	Credit Suisse First Boston International	Dec-20	USD 3,000	$10

29    Payden Mutual Funds

Payden Absolute Return Bond Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (12%)
300,000	Ally Master Owner Trust, 0.88%, 4/15/18	$300
204,064	American Homes 4 Rent 2014-SFR1 144A, 1.68%, 6/17/31 (a)	201
159,891	American Residential Properties 2014-SFR1 Trust 144A, 1.53%, 9/17/31 (a)	157
300,000	Apidos CLO XXII 144A, 4.14%, 10/20/27 (a)	273
550,000	Babson CLO Ltd. 144A, 4.07%, 4/20/27 (a)	499
191,448	Colony American Homes 2014-1 144A, 1.58%, 5/17/31 (a)	190
127,856	Colony American Homes 2014-2 144A, 1.38%, 7/17/31 (a)	125
169,783	Colony American Homes 2015-1 144A, 1.63%, 7/17/32 (a)	165
450,000	Dryden XXXI Senior Loan Fund 144A, 4.12%, 4/18/26 (a)	407
450,000	Eaton Vance Clo 2015-1 Ltd. 144A, 4.52%, 10/20/26 (a)	424
260,330	Invitation Homes 2013-SFR1 Trust 144A, 1.58%, 12/17/30 (a)	257
330,000	Invitation Homes 2014-SFR1 Trust 144A, 1.43%, 6/17/31 (a)	324
260,000	Invitation Homes 2014-SFR2 Trust 144A, 1.53%, 9/17/31 (a)	256
294,059	Invitation Homes 2015-SFR2 Trust 144A, 1.78%, 6/17/32 (a)	289
450,000	LCM XX LLC 144A, 4.37%, 10/20/27 (a)	410
300,000	North End CLO Ltd. 2013-1 144A, 3.12%, 7/17/25 (a)	245
450,000	OHA Credit Partners XI Ltd. 144A, 4.62%, 10/20/28 (a)	428
180,000	Progress Residential 2015-SFR1 Trust 144A, 1.83%, 2/17/32 (a)	177
250,000	Santander Drive Auto Receivables Trust 2015-3, 3.49%, 5/17/21	252
300,000	Symphony CLO XII Ltd. 144A, 4.12%, 10/15/25 (a)	273
300,000	Trade MAPS 1 Ltd. 144A, 1.12%, 12/10/18 (a)	298
179,733	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	179
129,399	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	128
368,258	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	363
402,218	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (a)	396
90,377	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	90
565,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (a)	565

Total Asset Backed (Cost - $7,876)		7,671

Bank Loans(b) (6%)
350,000	Berry Plastics Group Inc. Term Loan E 1L, 3.75%, 1/06/21	347
401,261	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	400
319,180	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.25%, 4/29/20	314
430,000	Charter Communications Operating LLC Term Loan H, 3.25%, 8/24/21	427
346,482	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/24/21	347

Principal or Shares	Security Description	Value (000)

283,575	Dell Inc. Term Loan B IL, 4.00%, 4/29/20	$283
189,460	Dollar Tree Inc. Term Loan B 1L, 3.50%, 7/06/22	189
346,429	MGM Resorts International Term Loan B 1L, 3.50%, 12/20/19	344
232,890	Michaels Stores Inc. Term Loan B2 1L, 4.00%, 1/28/20	232
272	Neiman Marcus Group LLC Term Loan 1L, 4.25%, 10/25/20	—
227,118	Ortho-Clinical Diagnostics, Inc. Term Loan B 1L, 4.75%, 6/30/21	201
199,000	PetSmart Inc., 4.25%, 3/10/22	193
225,000	Rite Aid Corp., 4.88%, 6/21/21	225
296,183	Sabre Global Inc. Term Loan B 1L, 4.00%, 2/19/19	294
205,193	Visteon Corp. Term Loan B IL, 3.50%, 4/09/21	204

Total Bank Loans (Cost - $4,032)		4,000

Corporate Bond (39%)
90,000	AbbVie Inc., 2.50%, 5/14/20	89
105,000	Actavis Funding SCS, 1.58%, 3/12/18	106
85,000	Actavis Funding SCS, 3.00%, 3/12/20	86
285,000	AES Corp./VA, 3.41%, 6/01/19	264
180,000	Air Canada 144A, 8.75%, 4/01/20 (a)	192
270,000	Air Lease Corp., 2.13%, 1/15/18	267
290,000	Aircastle Ltd., 4.63%, 12/15/18	293
110,000	Allstate Corp., 5.75%, 8/15/53	112
160,000	Ally Financial Inc., 3.25%, 11/05/18	157
150,000	Ally Financial Inc., 3.30%, 7/18/16	150
200,000	American Airlines 2015-2 Class B Pass Through Trust, 4.40%, 9/22/23	197
100,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	101
210,000	Amgen Inc., 2.13%, 5/01/20	208
110,000	Amgen Inc., 3.88%, 11/15/21	116
240,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	242
150,000	Anthem Inc., 2.30%, 7/15/18	151
340,000	ANZ New Zealand Int’l Ltd./London 144A, 2.25%, 2/01/19 (a)	342
205,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.51%, 12/15/19 (a)	197
145,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (a)	147
100,000	Arizona Public Service Co., 2.20%, 1/15/20	101
210,000	AT&T Inc., 2.45%, 6/30/20	208
110,000	AT&T Inc., 3.40%, 5/15/25	106
210,000	AT&T Inc., 4.50%, 5/15/35	190
60,000	AT&T Inc., 4.75%, 5/15/46	53
150,000	AutoZone Inc., 2.50%, 4/15/21	148
360,000	Aviation Capital Group Corp. 144A, 2.88%, 9/17/18 (a)	353
150,000	Bank of Montreal, 1.45%, 4/09/18	150
200,000	Barclays PLC, 2.88%, 6/08/20	199
70,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (a)	70
150,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)	148
150,000	Baxalta Inc. 144A, 5.25%, 6/23/45 (a)	149

30

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

130,000	Baylor Scott & White Holdings, 2.12%, 11/15/20	$130
150,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	150
150,000	Biogen Inc., 2.90%, 9/15/20	151
290,000	Block Financial LLC, 4.13%, 10/01/20	296
330,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	330
310,000	Boston Scientific Corp., 3.85%, 5/15/25	309
300,000	Centene Escrow Corp. 144A, 5.63%, 2/15/21 (a)	306
380,000	Citigroup Inc., 2.05%, 12/07/18	378
250,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	251
110,000	CNH Industrial Capital LLC, 3.25%, 2/01/17	110
100,000	CommScope Inc. 144A, 4.38%, 6/15/20 (a)	102
150,000	ConAgra Foods Inc., 0.99%, 7/21/16	150
130,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	136
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, 2/08/22	170
250,000	Credit Suisse/New York NY, 1.70%, 4/27/18	249
350,000	CSX Corp., 7.38%, 2/01/19	404
250,000	CVS Health Corp., 2.80%, 7/20/20	254
420,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	423
100,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	103
200,000	E*TRADE Financial Corp., 5.38%, 11/15/22	211
150,000	ERAC USA Finance LLC 144A,
	2.80%, 11/01/18 (a)	152
140,000	Exelon Generation Co. LLC, 2.95%, 1/15/20	137
150,000	Express Scripts Holding Co., 1.25%, 6/02/17	149
300,000	Fifth Third Bank/Cincinnati OH,
	2.38%, 4/25/19	302
200,000	Ford Motor Credit Co. LLC, 2.60%, 11/04/19	197
150,000	Ford Motor Credit Co. LLC, 3.98%, 6/15/16	151
215,000	Frontier Communications Corp., 6.25%, 9/15/21	182
150,000	General Motors Financial Co. Inc., 3.15%, 1/15/20	147
310,000	Gilead Sciences Inc., 2.55%, 9/01/20	314
100,000	Glencore Funding LLC 144A, 1.57%, 5/27/16 (a)	98
150,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	150
180,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	193
120,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (a)	119
90,000	HealthSouth Corp., 5.75%, 11/01/24	89
240,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	241
240,000	Hewlett Packard Enterprise Co. 144A, 2.85%, 10/05/18 (a)	240
160,000	HSBC USA Inc., 1.70%, 3/05/18	159
70,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)	70
180,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (a)	180
200,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	200

Principal or Shares	Security Description	Value (000)

130,000	Intercontinental Exchange Inc., 2.75%, 12/01/20	$132
275,000	International Lease Finance Corp., 3.88%, 4/15/18	273
170,000	JPMorgan Chase & Co., 2.25%, 1/23/20	169
150,000	KeyCorp, 2.30%, 12/13/18	151
150,000	Keysight Technologies Inc., 3.30%, 10/30/19	149
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	102
120,000	Kraft Heinz Foods Co. 144A, 2.80%, 7/02/20 (a)	121
150,000	Kroger Co., 6.15%, 1/15/20	172
180,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)	191
140,000	Level 3 Financing Inc., 6.13%, 1/15/21	147
300,000	Lloyds Bank PLC, 2.05%, 1/22/19	301
125,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (a)	139
100,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	112
250,000	Manufacturers & Traders Trust Co., 2.10%, 2/06/20	248
230,000	Medtronic Inc., 2.50%, 3/15/20	234
160,000	Metropolitan Life Global Funding I 144A, 2.30%, 4/10/19 (a)	161
420,000	Microsoft Corp., 2.38%, 2/12/22	423
200,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	200
150,000	Mondelez International Inc., 2.25%, 2/01/19	151
450,000	Morgan Stanley, 2.80%, 6/16/20	452
320,000	National Australia Bank Ltd. 144A, 2.40%, 12/09/19 (a)	323
100,000	Navient Corp., 6.00%, 1/25/17	102
190,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (a)	199
240,000	New York Life Global Funding 144A, 2.10%, 1/02/19 (a)	242
330,000	Oracle Corp., 2.38%, 1/15/19	338
40,000	Peabody Energy Corp., 6.25%, 11/15/21	2
200,000	Perrigo Co. PLC, 2.30%, 11/08/18	198
250,000	PNC Bank NA, 1.80%, 11/05/18	250
100,000	Prudential Financial Inc., 5.38%, 5/15/45	98
130,000	QUALCOMM Inc., 2.25%, 5/20/20	131
260,000	Reliance Standard Life Global Funding II 144A, 3.05%, 1/20/21 (a)	264
75,000	Reynolds American Inc., 3.25%, 6/12/20	77
300,000	Roche Holdings Inc. 144A, 2.25%, 9/30/19 (a)	306
290,000	Skandinaviska Enskilda Banken AB 144A, 2.63%, 11/17/20 (a)	293
300,000	Southern Co., 2.75%, 6/15/20	300
140,000	Southern Power Co., 1.50%, 6/01/18	138
255,000	Sprint Communications Inc., 8.38%, 8/15/17	248
275,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	281
300,000	Thermo Fisher Scientific Inc., 2.40%, 2/01/19	302
150,000	Time Warner Inc., 2.10%, 6/01/19	149
150,000	Toyota Motor Credit Corp., 2.13%, 7/18/19	152
200,000	UBS Group Funding Jersey Ltd. 144A, 2.95%, 9/24/20 (a)	199
150,000	United Rentals North America Inc., 7.63%, 4/15/22	155
170,000	United Technologies Corp., 6.13%, 2/01/19	191
210,000	UnitedHealth Group Inc., 2.70%, 7/15/20	215
150,000	Ventas Realty LP / Ventas Capital Corp.,
	2.70%, 4/01/20	149

31    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

80,000	Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19	$84
350,000	Visa Inc., 2.20%, 12/14/20	353
320,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19	323
250,000	Wells Fargo & Co., 2.15%, 1/15/19	252
150,000	Westpac Banking Corp., 1.36%, 7/30/18	150
210,000	Westpac Banking Corp., 2.60%, 11/23/20	212
420,000	William Wrigley Jr Co. 144A, 2.90%, 10/21/19 (a)	428
200,000	Wisconsin Public Service Corp., 1.65%, 12/04/18	200
60,000	Zimmer Holdings Inc., 1.45%, 4/01/17	60
40,000	Zimmer Holdings Inc., 2.00%, 4/01/18	40

Total Corporate Bond (Cost - $24,921)		24,807

Foreign Government (0%)
200,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a) (Cost - $202)	190

Mortgage Backed (32%)
1,103,545	Alternative Loan Trust 2005-56, 1.15%, 11/25/35	939
296,031	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	240
376,803	Alternative Loan Trust 2006-HY11, 0.54%, 6/25/36	328
299,348	American Home Mortgage Investment Trust 2006-3, 2.59%, 12/25/36	193
300,494	Banc of America Funding 2005-H Trust, 2.87%, 11/20/35	251
164,223	Bear Stearns ALT-A Trust 2006-6, 2.77%, 11/25/36	126
264,401	Bear Stearns ARM Trust 2007-3, 2.80%, 5/25/47	238
308,887	CHL Mortgage Pass-Through Trust 2004-29, 2.31%, 2/25/35	247
272,908	CHL Mortgage Pass-Through Trust 2006-HYB1, 2.65%, 3/20/36	237
844,494	Connecticut Avenue Securities, 1.37%, 5/25/24	839
264,967	Connecticut Avenue Securities, 1.37%, 5/25/24	262
141,559	Connecticut Avenue Securities, 1.62%, 7/25/24	141
350,437	Connecticut Avenue Securities, 2.52%, 11/25/24	352
246,947	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	236
636,879	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36	542
377,858	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	315
189,159	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	158
550,785	Fannie Mae Connecticut Avenue Securities, 1.57%, 5/25/25	551
356,405	Fannie Mae Connecticut Avenue Securities, 1.62%, 7/25/24	356
175,334	Fannie Mae Connecticut Avenue Securities, 1.92%, 2/25/25	176
1,062,506	Fannie Mae Connecticut Avenue Securities, 1.92%, 7/25/25	1,063

Principal or Shares	Security Description	Value (000)

246,828	Fannie Mae Connecticut Avenue Securities, 2.12%, 4/25/28	$247
274,792	Fannie Mae Connecticut Avenue Securities, 2.37%, 11/25/24	276
284,464	Fannie Mae Connecticut Avenue Securities, 2.42%, 10/25/23	287
400,000	Fannie Mae Connecticut Avenue Securities, 4.42%, 5/25/25	368
250,000	Fannie Mae Connecticut Avenue Securities, 5.42%, 7/25/25	240
150,000	Fannie Mae Connecticut Avenue Securities, 5.42%, 7/25/25	144
450,000	Fannie Mae Connecticut Avenue Securities, 6.12%, 4/25/28	441
256,675	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	213
232,968	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.32%, 10/25/27	232
251,100	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.42%, 2/25/24	251
218,205	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.47%, 3/25/25	218
241,756	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.67%, 3/25/28	242
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.07%, 4/25/24	492
214,162	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.07%, 8/25/24	215
300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.57%, 1/25/25	290
1,350,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 5.12%, 3/25/28	1,263
249,381	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.92%, 1/25/25	255
461,926	GreenPoint MTA Trust 2005-AR1, 0.86%, 6/25/45	409
256,613	GSMPS Mortgage Loan Trust 2005-RP2 144A, 0.77%, 3/25/35 (a)	221
346,134	GSMPS Mortgage Loan Trust 2005-RP3 144A, 0.77%, 9/25/35 (a)	287
180,433	HomeBanc Mortgage Trust 2004-1, 1.28%, 8/25/29	170
230,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (a)	228
307,756	JP Morgan Mortgage Trust 2006-A3, 2.70%, 5/25/36	275
315,202	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (a)	319
746,612	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, 3.04%, 8/25/36	691
183,054	New Residential Mortgage Loan Trust 2014-3 144A, 5.66%, 11/25/54 (a)	198
122,328	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)	126
298,839	New Residential Mortgage Loan Trust 2015-2, 3.75%, 8/25/55	309

32

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

132,284	Provident Funding Mortgage Loan Trust 2005-2, 2.55%, 10/25/35	$132
385,790	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	354
111,404	Sequoia Mortgage Trust, 0.83%, 10/20/27	109
246,004	Sequoia Mortgage Trust 2007-1, 2.72%, 2/20/47	212
283,028	Springleaf Mortgage Loan Trust 2013-1 144A, 1.27%, 6/25/58 (a)	283
484,184	Structured Asset Mortgage Investments II Trust 2006-AR7, 0.63%, 8/25/36	371
734,764	WaMu Mortgage Pass-Through Certificates, 0.70%, 11/25/45	644
100,199	WaMu Mortgage Pass-Through Certificates, 0.71%, 10/25/45	93
181,677	WaMu Mortgage Pass-Through Certificates, 0.71%, 12/25/45	165
506,730	WaMu Mortgage Pass-Through Certificates, 1.03%, 8/25/45	347
132,492	WaMu Mortgage Pass-Through Certificates, 2.08%, 6/25/37	118
419,305	WaMu Mortgage Pass-Through Certificates, 2.38%, 7/25/37	377
131,507	WaMu Mortgage Pass-Through Certificates, 2.41%, 9/25/36	119
286,951	WaMu Mortgage Pass-Through Certificates, 2.41%, 8/25/46	247
63,352	Wells Fargo Mortgage Backed Securities Trust, 2.74%, 6/25/35	60

Total Mortgage Backed (Cost - $20,555)		20,328

Municipal (1%)
300,000	State of California, 1.05%, 2/01/16 (Cost - $300)	300

U.S. Treasury (9%)
1,500,000	U.S. Treasury Bill, 0.00%, 4/28/16 (c)	1,499
2,700,000	U.S. Treasury Bill, 0.00%, 5/19/16 (c)	2,697
1,600,000	U.S. Treasury Note, 1.38%, 9/30/20	1,605

Total U.S. Treasury (Cost - $5,776)		5,801

Purchased Call Options (0%)
260	iShares 20+ Year Treasury Bond ETF, 138, 2/19/16 (Cost - $5)	1

Purchased Put Options (0%)
220	iShares 20+ Year Treasury Bond ETF, 117, 2/12/16	1
121	iShares 20+ Year Treasury Bond ETF, 117, 3/18/16	2
170	iShares iBoxx USD High Yield Corporate Bond ETF, 71, 2/19/16	1
18	S&P 500 Index, 1575, 3/18/16	6

Total Purchased Put Options (Cost - $21)		10

Investment Company (3%)
1,862,690	Payden Cash Reserves Money Market Fund * (Cost - $1,863)	1,863

Total (Cost - $65,551) (102%)		64,971
Liabilities in excess of Other Assets (-2%)		(1,467)

Net Assets (100%)		$63,504

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2016. The stated maturity is subject to prepayments.
(c)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/1/2016	Australian Dollar (Sell 2,515)	Credit Suisse First Boston International	$38
2/24/2016	Chinese Yuan (Sell 4,600)	Barclays Bank PLC	5
4/26/2016	Japanese Yen (Sell 112,900)	Bank of America N.A.	18
2/25/2016	New Taiwan Dollar (Sell 10,060)	HSBC Bank USA, N.A.	5

			$66

Liabilities:
2/1/2016	Australian Dollar (Buy 2,515)	Credit Suisse First Boston International	$(18)
4/26/2016	British Pound (Buy 665)	Bank of America N.A.	(4)
3/10/2016	Euro (Sell 1,760)	BNP PARIBAS	(1)
4/27/2016	Thailand Baht (Sell 28,400)	Barclays Bank PLC	(14)

			$(37)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
38	90-Day Eurodollar Future	Mar-16	$ 9,440	$3
38	90-Day Eurodollar Future	Mar-17	(9,415)	(5)
29	90-Day Sterling Future	Jun-16	(5,136)	(18)
20	Australian 10 Year Bond Future	Mar-16	(1,832)	(42)
65	Australian 3 Year Bond Future	Mar-16	5,152	42
8	Euro-Bund Future	Mar-16	1,416	18
10	Long Gilt Future	Mar-16	(1,715)	(4)
2	U.S. Long Bond Future	Mar-16	(322)	(16)
4	U.S. Treasury 10 Year Futures Option	Mar-16	(518)	(4)
1	U.S. Ultra Bond Future	Mar-16	(166)	(8)

				$(34)

33    Payden Mutual Funds

Payden Floating Rate Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
1,800,000	Babson CLO Ltd./Cayman Islands 144A, 3.82%, 4/20/25 (a)	$1,607
1,500,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 4.37%, 4/18/25 (a)	1,393
1,500,000	CIFC Funding 2013-III Ltd. 144A, 3.57%, 10/24/25 (a)	1,312
1,500,000	Dryden XXII Senior Loan Fund 144A, 3.56%, 8/15/25 (a)	1,273
1,500,000	Madison Park Funding XIII Ltd. 144A, 3.97%, 1/19/25 (a)	1,321
1,500,000	North End CLO Ltd. 2013-1 144A, 3.12%, 7/17/25 (a)	1,228
1,250,000	Octagon Investment Partners XIV Ltd. 144A, 4.62%, 1/15/24 (a)	1,170

Total Asset Backed (Cost - $10,307)		9,304

Bank Loans(b) (75%)
2,462,500	Air Canada Corp. Term Loan B 1L, 4.00%, 9/26/19	2,462
2,977,500	Albertsons/Safeway LLC Term Loan B4 1L, 5.50%, 8/25/21	2,920
2,154,570	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	1,993
2,649,324	Allison Transmission Inc. Term Loan B3 1L, 3.75%, 8/23/19	2,644
995,000	Altice Financing SA Term Loan 1L, 5.25%, 1/30/22	985
1,710,500	American Builders & Contractors Supply Co. Inc. Term Loan B1 1L, 3.50%, 4/16/20	1,695
1,904,458	Applied Systems Inc. Term Loan 1L, 4.25%, 1/15/21	1,873
500,000	ARAMARK Corp. Term Loan E 1L, 3.25%, 9/07/19	499
2,468,750	Ashland Water Technologies/Solenis Term Loan 1L, 4.25%, 7/02/21	2,368
925,350	Asurion LLC, 5.00%, 8/04/22	848
1,017,022	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	959
2,750,000	B and G Foods Inc. Term Loan B 1L, 3.75%, 10/05/22	2,751
389,476	Berry Plastics Group Inc., 4.00%, 10/01/22	388
2,229,129	Berry Plastics Group Inc. Term Loan E 1L, 3.75%, 12/18/20	2,207
2,456,797	BJ’s Wholesale Club Inc. Term Loan B 1L, 4.50%, 9/26/19	2,338
1,330,000	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	1,324
1,984,925	CD&R Millennium Holdco, 4.50%, 7/31/21	1,941
2,393,848	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	2,356
1,000,000	Charter Communications Term Loan I 1L, 3.50%, 1/23/23	1,000
954,880	Chs/Community Health Systems Inc., 4.00%, 1/27/21	922
2,150,500	Cincinnati Bell Inc. Term Loan B 1L, 4.00%, 9/10/20	2,076

Principal or Shares	Security Description	Value (000)

2,493,750	Commscope Term Loan 1L GTD, 3.75%, 12/29/22	$2,483
2,985,000	Communications Sales & Leasing Corp. Term Loan B 1L, 5.00%, 10/16/22	2,806
1,979,899	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/19/21	1,980
2,130,325	Dell Inc. Term Loan B IL, 4.00%, 4/29/20	2,128
2,033,216	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	1,988
1,763,209	Dollar Tree Inc. Term Loan B 1L, 3.50%, 7/06/22	1,761
500,000	Endo International Term Loan B 1L, 3.75%, 9/25/22	495
2,700,000	Energy Transfer Equity LP Term Loan 1L, 3.25%, 12/02/19	2,045
982,500	Fiat SpA Term Loan B 1L, 3.25%, 12/29/18	977
2,456,250	Grifols SA Term Loan B 1L, 3.00%, 3/07/21	2,452
2,594,737	Harbor Freight Tools USA Inc. Term Loan B 1L, 4.75%, 7/26/19	2,599
1,691,205	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 10/26/20	1,691
1,173,105	HUB International Ltd. Term Loan B 1L, 4.25%, 10/02/20	1,127
2,483,828	Ineos U.S. Finance LLC Term Loan 1L, 4.25%, 3/12/22	2,378
2,000,000	International Finance Corp. Term Loan B 1L, 3.50%, 2/27/21	1,996
1,970,000	Kindred Healthcare Inc. Term Loan B 1L, 4.00%, 3/28/21	1,906
1,659,681	La Quinta Intermediate Holdings LLC Term Loan B 1L, 4.25%, 4/14/21	1,595
1,401,963	Landry’s Inc., 4.00%, 4/24/18	1,398
1,173,000	Live Nation Entertainment Inc. Term Loan B1, 3.50%, 8/16/20	1,172
1,979,592	MGM Resorts International Term Loan B 1L, 3.50%, 12/20/19	1,965
1,622,059	Michaels Stores, Inc. Term Loan B2 1L, 4.00%, 1/28/20	1,613
1,572,727	MPH Acquisition Holdings LLC Term Loan B 1L, 4.25%, 3/31/21	1,537
2,156,096	Neiman Marcus Group LLC Term Loan 1L, 4.25%, 10/25/20	1,877
2,462,554	Nortek Inc. Term Loan B 1L, 3.75%, 10/30/20	2,401
1,592,377	Numericable SFR Term Loan B1 1L, 4.50%, 4/23/20	1,536
1,377,623	Numericable SFR Term Loan B2 1L, 4.50%, 4/23/20	1,329
2,462,500	Ortho-Clinical Diagnostics, Inc. Term Loan B 1L, 4.75%, 6/30/21	2,183
2,493,750	Party City Term Loan B 1L, 4.25%, 8/06/22	2,424
2,985,000	PetSmart Inc., 4.25%, 3/10/22	2,898
313,055	Pinnacle Entertainment Inc. Term Loan B2 1L, 3.75%, 8/13/20	313
980,000	Realogy Group LLC Term Loan B 1L, 3.75%, 3/05/20	975
1,965,874	Restaurant Brands Term Loan B2 1L, 3.75%, 12/12/21	1,957

34

Payden Floating Rate Fund continued

Principal or Shares	Security Description		Value (000)

2,500,000	Reynolds Group Holdings Inc., 4.50%, 12/01/18	$	2,492
2,800,000	Rite Aid Corp., 4.88%, 6/21/21		2,797
2,449,495	Sabre Inc. Term Loan B 1L, 4.25%, 2/19/19		2,428
1,970,000	SBA Communications Corp. Term Loan B 1L, 3.25%, 3/31/21		1,942
2,000,000	Smart & Final Term Loan B 1L, 4.00%, 11/15/19		1,976
1,954,774	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20		1,931
1,965,000	Stena Term Loan B 1L, 4.00%, 3/03/21		1,653
2,493,750	Sterigenics-Nordion Term Loan B 1L, 4.25%, 4/27/22		2,431
1,460,970	TransDigm Inc. Term Loan C 1L, 3.75%, 2/28/20		1,432
2,200,000	UPC Financing Partnership Term Loan 1L, 3.25%, 6/30/21		2,157
1,684,286	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21		1,682
1,166,667	Visteon Corp. Term Loan B IL, 3.50%, 4/08/21		1,162

Total Bank Loans (Cost - $121,971)			118,617

Corporate Bond (13%)
2,378,628	Aecom Acm Tl B 1L Usd, 3.75%, 2/29/16		2,385
2,500,000	AES Corp./VA, 3.41%, 6/01/19		2,319
1,000,000	Ally Financial Inc., 3.25%, 11/05/18		982
2,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.51%, 12/15/19 (a)		1,917
1,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 3.16%, 12/01/17		997
462,000	Bumble Bee Acquisition Corp. 144A, 9.00%, 12/15/17 (a)		468
2,360,000	ClubCorp Club Operations Inc., 4.25%, 7/24/20		2,342
1,000,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18		1,046
1,000,000	Dana Holding Corp., 6.75%, 2/15/21		1,014

Principal or Shares	Security Description		Value (000)

1,000,000	JC Penney Corp. Inc., 6.00%, 5/22/18	$	979
1,210,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)		1,284
1,000,000	Navient Corp., 6.00%, 1/25/17		1,015
1,000,000	Novelis Inc., 8.38%, 12/15/17		965
2,493,687	Servicemaster Co. LLC Tl B 1L Usd, 4.25%, 2/29/16		2,476
1,000,000	Tenet Healthcare Corp. 144A, 4.01%, 6/15/20 (a)		988

Total Corporate Bond (Cost - $21,485)			21,177

Mortgage Backed (2%)
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.02%, 4/25/24		606
350,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 7.97%, 12/25/27		317
998,692	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.37%, 5/25/25		950
667,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.92%, 5/25/28		650

Total Mortgage Backed (Cost - $2,691)			2,523

Investment Company (5%)
8,151,776	Payden Cash Reserves Money Market Fund * (Cost - $8,152)		8,152

Total (Cost - $164,606) (101%)			159,773
Liabilities in excess of Other Assets (-1%)			(2,270)

Net Assets (100%)		$	157,503

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2016. The stated maturity is subject to prepayments.

35 Payden Mutual Funds

Payden High Income Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description		Value (000)
Bank Loans(a) (0%)
2,233,588	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18 (Cost - $2,221)	$	2,234

Corporate Bond (86%)
Consumer Cyclical (20%)
4,650,000	Air Canada 144A, 6.75%, 10/01/19 (b)		4,778
3,100,000	Air Canada 144A, 7.75%, 4/15/21 (b)		3,115
4,159,057	American Airlines 2013-1 Class B Pass Through Trust 144A, 5.63%, 1/15/21 (b)		4,195
2,900,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21		2,929
2,585,000	AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22		2,546
1,193,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.50%, 5/20/21		1,145
2,150,000	Brookfield Residential Properties Inc. 144A, 6.38%, 5/15/25 (b)		1,822
3,400,000	Caleres Inc., 6.25%, 8/15/23		3,374
2,500,000	Carmike Cinemas Inc. 144A, 6.00%, 6/15/23 (b)		2,597
3,600,000	Carrols Restaurant Group Inc., 8.00%, 5/01/22		3,812
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22		3,450
3,550,000	Dollar Tree Inc 144A, 5.75%, 3/01/23 (b)		3,759
5,000,000	General Motors Financial Co. Inc., 4.25%, 5/15/23		4,868
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22		4,288
2,500,000	L Brands Inc., 6.63%, 4/01/21		2,794
5,750,000	Landry’s Holdings II Inc. 144A, 10.25%, 1/01/18 (b)		5,707
3,300,000	Lennar Corp., 4.50%, 11/15/19		3,407
5,150,000	Levi Strauss & Co., 6.88%, 5/01/22		5,472
5,025,000	MGM Resorts International, 5.25%, 3/31/20		5,012
5,563,000	Mobile Mini Inc., 7.88%, 12/01/20		5,702
4,500,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (b)		4,708
3,410,000	Party City Holdings Inc. 144A, 6.13%, 8/15/23 (b)		3,325
4,000,000	Regal Entertainment Group, 5.75%, 3/15/22		4,040
3,550,000	Rite Aid Corp. 144A, 6.13%, 4/01/23 (b)		3,759
3,000,000	Sabre GLBL Inc. 144A, 5.25%, 11/15/23 (b)		2,985
4,000,000	Schaeffler Finance BV 144A, 4.25%, 5/15/21 (b)		3,990
3,900,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		3,286
5,500,000	Taylor Morrison Communities Inc. / Monarch Communities Inc. 144A, 5.63%, 3/01/24 (b)		5,019
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23 (b)		854
4,000,000	ZF North America Capital Inc. 144A, 4.00%, 4/29/20 (b)		4,008

			110,746

Consumer Non-Cyclical (10%)
2,640,000	ACCO Brands Corp., 6.75%, 4/30/20		2,729
2,200,000	Aramark Services Inc, 5.75%, 3/15/20		2,287
1,000,000	Aramark Services Inc. 144A, 5.13%, 1/15/24 (b)		1,035
4,700,000	Ashtead Capital Inc. 144A, 6.50%, 7/15/22 (b)		4,817
4,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 5.13%, 6/01/22 (b)		3,793
4,000,000	C&S Group Enterprises LLC 144A, 5.38%, 7/15/22 (b)		3,640
4,300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (b)		4,225

Principal or Shares	Security Description		Value (000)

3,000,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (b)	$	3,000
3,500,000	Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		3,570
4,500,000	Hertz Corp., 6.75%, 4/15/19		4,511
4,100,000	Ingles Markets Inc., 5.75%, 6/15/23		4,131
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24		2,974
3,000,000	LifePoint Health Inc., 5.50%, 12/01/21		3,052
3,050,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A, 5.63%, 10/15/23 (b)		2,875
4,000,000	NBTY Inc., 9.00%, 10/01/18		4,108
3,600,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 6.88%, 2/15/21		3,735
3,500,000	United Rentals North America Inc., 7.63%, 4/15/22		3,618

			58,100

Energy (4%)
2,650,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (b)		2,513
4,750,000	Nielsen Co. Luxembourg SARL 144A, 5.50%, 10/01/21 (b)		4,898
6,000,000	Peabody Energy Corp., 6.50%, 9/15/20		375
3,000,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21		2,760
2,200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		1,942
1,850,000	Sunoco LP / Sunoco Finance Corp. 144A, 5.50%, 8/01/20 (b)		1,737
2,700,000	Sunoco LP / Sunoco Finance Corp. 144A, 6.38%, 4/01/23 (b)		2,504
3,000,000	Tesoro Corp., 5.38%, 10/01/22		2,895

			19,624

Financial (18%)
3,500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, 10/01/21		3,509
4,100,000	Aircastle Ltd., 5.13%, 3/15/21		4,059
3,000,000	Ally Financial Inc., 3.50%, 1/27/19		2,936
8,800,000	Ally Financial Inc., 4.13%, 2/13/22		8,602
3,800,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (b)		3,838
3,000,000	Bank of America Corp., 5.13%, 12/29/49		2,846
2,700,000	BNP Paribas SA 144A, 7.38%, 12/29/49 (b)		2,653
3,000,000	CIT Group Inc., 5.00%, 8/15/22		3,041
4,600,000	CIT Group Inc., 5.38%, 5/15/20		4,773
4,700,000	Citigroup Inc., 5.95%, 7/29/49		4,588
1,600,000	Citigroup Inc., 6.13%, 12/29/49		1,611
3,500,000	Communications Sales & Leasing Inc. 144A, 6.00%, 4/15/23 (b)		3,351
3,550,000	Credit Acceptance Corp. 144A, 7.38%, 3/15/23 (b)		3,444
3,600,000	E*TRADE Financial Corp., 5.38%, 11/15/22		3,798
3,000,000	Goldman Sachs Group Inc., 5.38%, 12/29/49		2,933
3,500,000	Hartford Financial Services Group Inc., 8.13%, 6/15/38		3,780
3,500,000	Hockey Merger Sub 2 Inc. 144A, 7.88%, 10/01/21 (b)		3,080
4,300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/01/20		4,052
4,300,000	International Lease Finance Corp., 4.63%, 4/15/21		4,230

36

Payden High Income Fund continued

Principal or Shares	Security Description		Value (000)

2,600,000	International Lease Finance Corp., 8.63%, 1/15/22	$	3,058
3,000,000	JPMorgan Chase & Co., 5.30%, 12/29/49		2,990
1,600,000	MetLife Inc., 5.25%, 12/29/49		1,567
4,000,000	Morgan Stanley, 5.45%, 7/29/49		3,865
3,250,000	Navient Corp., 4.88%, 6/17/19		2,982
3,000,000	Navient Corp., 6.00%, 1/25/17		3,045
4,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)		3,565
3,500,000	Radian Group Inc., 5.25%, 6/15/20		3,211
4,500,000	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23		4,800
3,000,000	Royal Bank of Scotland Group PLC, 7.50%, 12/29/49		3,060

			103,267

Healthcare (6%)
2,400,000	CHS/Community Health Systems Inc., 6.88%, 2/01/22		2,184
2,000,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19		1,995
4,000,000	Crimson Merger Sub Inc. 144A, 6.63%, 5/15/22 (b)		2,690
4,000,000	DaVita HealthCare Partners Inc., 5.75%, 8/15/22		4,155
4,750,000	HCA Inc., 6.50%, 2/15/20		5,249
4,950,000	HCA Inc., 7.50%, 2/15/22		5,519
3,000,000	HealthSouth Corp., 5.75%, 11/01/24		2,976
5,740,000	Tenet Healthcare Corp., 5.00%, 3/01/19		5,439
2,200,000	Tenet Healthcare Corp., 5.50%, 3/01/19		2,106
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20		1,008

			33,321

Industrial (5%)
4,000,000	Ardagh Packaging Finance PLC 144A, 9.13%, 10/15/20 (b)		4,020
4,280,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.51%, 12/15/19 (b)		4,103
2,200,000	Ball Corp., 5.25%, 7/01/25		2,269
3,300,000	Berry Plastics Corp., 5.13%, 7/15/23		3,226
1,965,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (b)		1,356
5,000,000	CNH Industrial Capital LLC, 4.38%, 11/06/20		4,762
3,200,000	Novelis Inc./GA, 8.75%, 12/15/20		2,924
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20		3,636
3,200,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc. 144A, 6.75%, 5/01/22 (b)		3,048

			29,344

Material (2%)
3,000,000	A Schulman Inc. 144A, 6.88%, 6/01/23 (b)		2,715
5,600,000	ArcelorMittal, 7.25%, 2/25/22		4,578
1,000,000	Ashland Inc., 4.75%, 8/15/22		955
3,200,000	INEOS Group Holdings SA 144A, 6.13%, 8/15/18 (b)		3,208

			11,456

Technology (1%)
520,000	First Data Corp. 144A, 6.75%, 11/01/20 (b)		549

Principal or Shares	Security Description	Value (000)

4,460,000	Freescale Semiconductor Inc. 144A, 6.00%, 1/15/22 (b)	$	4,683
3,500,000	Infor U.S. Inc. 144A, 6.50%, 5/15/22 (b)		3,063

			8,295

Telecommunication (19%)
3,200,000	Altice SA 144A, 7.75%, 5/15/22 (b)		3,000
3,050,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 2/15/23		3,050
3,300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21		3,448
3,660,000	CenturyLink Inc., 5.80%, 3/15/22		3,399
5,000,000	CenturyLink Inc., 6.45%, 6/15/21		4,897
3,500,000	Cogent Communications Group Inc. 144A, 5.38%, 3/01/22 (b)		3,413
3,200,000	CommScope Technologies Finance LLC 144A, 6.00%, 6/15/25 (b)		3,120
3,800,000	Consolidated Communications Inc., 6.50%, 10/01/22		3,230
3,490,000	CSC Holdings LLC, 8.63%, 2/15/19		3,726
5,500,000	DISH DBS Corp., 5.88%, 7/15/22		5,191
4,750,000	DISH DBS Corp., 6.75%, 6/01/21		4,857
4,000,000	Frontier Communications Corp., 7.63%, 4/15/24		3,360
2,100,000	Frontier Communications Corp. 144A, 10.50%, 9/15/22 (b)		2,050
3,500,000	Level 3 Financing Inc., 5.63%, 2/01/23		3,592
4,215,000	Numericable Group SA 144A, 6.00%, 5/15/22 (b)		4,173
2,600,000	Numericable Group SA 144A, 6.25%, 5/15/24 (b)		2,548
4,320,000	SBA Communications Corp., 5.63%, 10/01/19		4,509
4,600,000	Sinclair Television Group Inc., 6.38%, 11/01/21		4,761
1,700,000	Softbank Corp. 144A, 4.50%, 4/15/20 (b)		1,697
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28		816
9,000,000	Sprint Capital Corp., 6.90%, 5/01/19		7,245
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22		1,491
1,500,000	Sprint Corp., 7.88%, 9/15/23		1,076
5,000,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19		5,112
3,650,000	Telecom Italia SPA 144A, 5.30%, 5/30/24 (b)		3,572
5,500,000	T-Mobile USA Inc., 6.25%, 4/01/21		5,624
3,000,000	T-Mobile USA Inc., 6.63%, 4/01/23		3,082
3,840,000	Tribune Media Co. 144A, 5.88%, 7/15/22 (b)		3,840
2,540,000	Windstream Corp., 6.38%, 8/01/23		1,848
4,350,000	Windstream Corp., 7.50%, 6/01/22		3,371
1,590,000	Windstream Corp., 7.88%, 11/01/17		1,670

			106,768

Utility (1%)
1,568,000	Calpine Corp. 144A, 7.88%, 1/15/23 (b)		1,682
4,000,000	Talen Energy Supply LLC 144A, 4.63%, 7/15/19 (b)		3,080

			4,762

Total Corporate Bond (Cost - $507,230)			485,683

Mortgage Backed (1%)
1,450,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 7.97%, 12/25/27		1,312

37 Payden Mutual Funds

Principal or Shares	Security Description		Value (000)

2,172,155	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.37%, 5/25/25	$	2,066
374,886	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.62%, 10/25/27		410
1,946,727	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.17%, 3/25/25		2,012

Total Mortgage Backed (Cost - $5,944)			5,800

Stocks (2%)
Preferred Stock (1%)
62,700	Goldman Sachs Group Inc., 5.95%		1,620
64,000	JPMorgan Chase & Co., 6.15%		1,641
60,900	Wells Fargo & Co., 6.00%		1,600

			4,861

Real Estate Investment Trust (1%)
23,100	Equity Residential		1,781
8,700	Public Storage		2,206
9,000	Simon Property Group Inc.		1,676

			5,663

Total Stocks (Cost - $9,142)			10,524

Investment Company (9%)
31,241,608	Payden Cash Reserves Money Market Fund *		31,242
900,000	Payden Emerging Markets Corporate Bond Fund, SI Class *		8,415
901,064	Payden Floating Rate Fund, SI Class *		8,713

Total Investment Company (Cost - $49,212)			48,370

Total (Cost - $573,749) (98%)			552,611
Other Assets, net of Liabilities (2%)			10,713

Net Assets (100%)		$	563,324

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2016. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/1/2016	Australian Dollar (Sell 16,952)	Credit Suisse First Boston International	$255
2/24/2016	Chinese Yuan (Sell 39,637)	Barclays Bank PLC	41
4/26/2016	Japanese Yen (Sell 647,400)	Bank of America N.A.	107

			$403

Liabilities:
2/1/2016	Australian Dollar (Buy 16,952)	Credit Suisse First Boston International	$(124)
4/26/2016	British Pound (Buy 3,815)	Bank of America N.A.	(20)
3/10/2016	Euro (Sell 10,087)	BNP PARIBAS	(2)
4/27/2016	Thailand Baht (Sell 196,700)	Barclays Bank PLC	(98)

			$(244)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
325	90-Day Eurodollar Future	Mar-16	$80,742	$23
325	90-Day Eurodollar Future	Mar-17	(80,523)	(41)

				$(18)

38

Payden California Municipal Bond Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description		Value (000)
General Obligation (40%)
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	$	293
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34		352
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29		242
400,000	Burbank Redevelopment Agency Successor Agency, 4.00%, 12/01/18 BAM (a)		433
400,000	California State, 1.00%, 12/01/28		402
750,000	California State, 3.00%, 12/01/32		799
300,000	California State, 5.00%, 10/01/23		375
500,000	California State, 5.00%, 10/01/26		623
480,000	California State, 5.25%, 10/01/21		555
105,000	California State Public Works Board, 5.00%, 9/01/23		131
400,000	California State Public Works Board, 5.00%, 5/01/24		501
325,000	California State Public Works Board, 5.25%, 10/01/32		394
385,000	California State Public Works Board, 5.25%, 10/01/33		466
500,000	City & County of San Francisco CA, 5.00%, 6/15/22		606
300,000	City & County of San Francisco CA, 5.00%, 9/01/27		365
60,000	City of Industry CA, 4.00%, 7/01/18		65
260,000	City of Irvine CA, 5.00%, 9/02/22		309
400,000	County of Sacramento CA, 5.75%, 2/01/30		455
200,000	East Side Union High School District, 5.00%, 8/01/29		236
285,000	Inglewood Public Financing Authority, 4.25%, 8/01/21		316
250,000	Inglewood Public Financing Authority, 5.00%, 8/01/17		264
250,000	Liberty Union High School District, 5.00%, 8/01/28		300
250,000	Los Angeles County Public Works Financing Authority, 5.00%, 12/01/31		302
250,000	Los Angeles County Public Works Financing Authority, 5.00%, 8/01/42		279
225,000	Los Angeles County Redevelopment Authority, 5.00%, 6/01/23		277
350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)		438
450,000	Los Angeles, CA Unified School District, 5.00%, 7/01/21		510
310,000	Natomas Unified School District, 5.00%, 9/01/25 BAM (a)		379
250,000	Oakland Redevelopment Agency Successor Agency, 5.00%, 9/01/35 AGM (a)		292
250,000	Paramount Redevelopment Agency Successor Agency, 5.00%, 8/01/18		274
250,000	Pomona Unified School District, 5.90%, 2/01/16		250

Principal or Shares	Security Description		Value (000)

315,000	Poway Unified School District Public Financing Authority, 4.00%, 9/01/18 BAM (a)	$	337
270,000	Rancho Mirage Redevelopment Agency Successor Agency, 5.00%, 4/01/24 BAM (a)		334
425,000	Rialto Redevelopment Agency, 5.00%, 9/01/27 BAM (a)		513
325,000	Riverside County Public Financing Authority, 5.00%, 9/01/22 AGM (a)		390
285,000	Riverside County Redevelopment Successor Agency, 5.00%, 10/01/30 AGM (a)		341
300,000	Riverside Unified School District Financing Authority, 5.00%, 9/01/21 BAM (a)		354
450,000	Sacramento Area Flood Control Agency, 5.00%, 12/01/37 BAM (a)		476
325,000	Sacramento Redevelopment Agency Successor Agency, 2.00%, 12/01/17		332
300,000	Sacramento Redevelopment Agency Successor Agency, 5.00%, 12/01/23 BAM (a)		371
450,000	San Carlos, CA Elementary School District, 0.00%, 10/01/18 NATL-RE (a)		406
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32		662
120,000	San Jose Financing Authority, 5.00%, 6/01/28		144
50,000	San Marino Unified School District, 5.00%, 6/01/23		61
500,000	San Mateo Joint Powers Financing Authority, 4.00%, 6/15/21		574
790,000	San Ysidro School District, 0.00%, 8/01/47 AGM (a)		103
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29		242
100,000	State of California, 4.50%, 8/01/26		104
250,000	State of California, 5.00%, 4/01/17		263
250,000	State of California, 5.00%, 2/01/25		305
325,000	Tustin Community Facilities District, 5.00%, 9/01/22		382
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35		411
300,000	University of California, 5.00%, 5/15/20		331
250,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/21		302

Total General Obligation (Cost - $18,409)			19,221

Revenue (50%)
Airport/Port (7%)
160,000	Alameda Corridor, CA Transportation Authority, 5.00%, 10/01/23		197
300,000	City of Long Beach CA, 5.00%, 5/15/19		341
100,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/28		121
175,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/29		210
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18		226

39 Payden Mutual Funds

Principal or Shares	Security Description		Value (000)

300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	$	329
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/01/19		851
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/21		384
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/01/18 NATL-RE (a)		401

			3,060

Education (3%)
100,000	California Educational Facilities Authority, 5.00%, 10/01/21		120
300,000	California Educational Facilities Authority, 5.00%, 10/01/31		350
250,000	California Municipal Finance Authority, 5.00%, 4/01/18		268
400,000	California Municipal Finance Authority, 5.00%, 4/01/41		441
250,000	California Municipal Finance Authority, 5.00%, 10/01/42 BAM (a)		282

			1,461

Electric & Gas (4%)
400,000	Northern California Power Agency, 5.00%, 7/01/18		438
665,000	Southern California Public Power Authority, 5.00%, 7/01/18		732
465,000	State of California Department of Water Resources Power Supply Revenue, 5.00%, 5/01/21		508
190,000	State of California Department of Water Resources Power Supply Revenue, 5.00%, 5/01/21		208

			1,886

Facilities (2%)
575,000	California State Public Works Board, 5.00%, 6/01/23		713
250,000	California State Public Works Board, 5.00%, 6/01/27		302

			1,015

Healthcare (8%)
750,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32		883
100,000	California Health Facilities Financing Authority, 0.10%, 7/01/16		100
300,000	California Health Facilities Financing Authority, 4.00%, 8/15/21		345
150,000	California Health Facilities Financing Authority, 5.00%, 3/01/17		157
340,000	California Health Facilities Financing Authority, 5.00%, 10/01/18		376
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27		832
250,000	California Health Facilities Financing Authority, 5.00%, 7/01/43		293

Principal or Shares	Security Description		Value (000)

205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	$	237
410,000	City of Torrance CA, 5.00%, 9/01/22		471

			3,694

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40		173

Industrial Development/Pollution Control (8%)
400,000	California Infrastructure & Economic Development Bank, 0.29%, 4/01/38		398
500,000	California Infrastructure & Economic Development Bank, 0.29%, 10/01/47		495
750,000	California Infrastructure & Economic Development Bank, 4.00%, 2/01/21		849
300,000	California Municipal Finance Authority, 1.13%, 2/01/39		301
300,000	California Statewide Communities Development Authority, 4.25%, 11/01/33 FGIC (a)		308
105,000	California Statewide Communities Development Authority, 4.25%, 11/01/33 FGIC (a)		108
370,000	Emeryville Redevelopment Agency Successor Agency, 5.00%, 9/01/25 AGM (a)		461
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)		358
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)		460
100,000	Successor Agency to the Upland Community Redevelopment Agency, 5.00%, 9/01/23 AGM (a)		122

			3,860

Lease (2%)
410,000	California State Public Works Board, 5.00%, 12/01/18		457
500,000	County of Los Angeles CA, 5.00%, 3/01/21		594

			1,051

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24		571

Tax Allocation (1%)
415,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40		522
20,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/01/16 AGM (a)		20

			542

Transportation (6%)
250,000	Bay Area Toll Authority, 0.61%, 4/01/34		248
500,000	Bay Area Toll Authority, 1.50%, 4/01/47		504
500,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53		543
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53		1,150
275,000	Sonoma-Marin Area Rail Transit District, 5.00%, 3/01/27		331

			2,776

40

Payden California Municipal Bond Fund continued

Principal or Shares	Security Description		Value (000)

Water & Sewer (8%)
200,000	Brentwood, CA Infrastructure Financing Authority, 5.50%, 7/01/20	$	223
495,000	Central Marin Sanitation Agency, CA, 5.00%, 9/01/18 NATL-RE (a)		508
310,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/24		374
250,000	El Dorado, CA Irrigation District / El Dorado County Water Agency, 5.00%, 3/01/29 AGM (a)		303
300,000	Metropolitan Water District of Southern CA, 0.39%, 7/01/36		299
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/01/17		532
550,000	San Diego County, CA Water Authority, 5.00%, 5/01/21 AGM (a)		603
300,000	South Placer Wastewater Authority, CA, 0.34%, 11/01/17		298
500,000	State of California Department of Water Resources, 0.31%, 12/01/35		499

			3,639

Total Revenue (Cost - $22,499)			23,728

Principal or Shares	Security Description		Value (000)

Investment Company (9%)
4,182,000	Dreyfus General CA Municipal Money Market Fund (Cost - $4,182)	$	4,182

Total (Cost - $45,090) (99%)			47,131
Other Assets, net of Liabilities (1%)			429

Net Assets (100%)		$	47,560

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Corporation
NATL-RE	National Public Finance Guarantee Corporation

41 Payden Mutual Funds

Payden Global Low Duration Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (1%)
United States (USD) (1%)
299,000	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	$299
311,000	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	308
390,958	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.25%, 4/29/20	385
369,676	Dole Food Co. Inc. Term Loan B 1L, 4.50% - 6.00%, , 11/01/18	362
390,955	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	386

		1,740

Total Bonds (Cost - $1,765)		1,740

Bonds (97%)
Australia (USD) (3%)
630,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.00%, 11/16/18	633
290,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	289
250,000	Macquarie Bank Ltd. 144A, 1.25%, 10/27/17 (b)	249
450,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (b)	448
500,000	Macquarie Bank Ltd. 144A, 4.88%, 6/10/25 (b)	496
480,000	Macquarie Group Ltd. 144A, 1.62%, 1/31/17 (b)	480
620,000	Westpac Banking Corp., 1.95%, 11/23/18	622

		3,217

Bermuda (USD) (0%)
230,000	Aircastle Ltd., 6.75%, 4/15/17	239

Canada (CAD) (3%)
650,000	Bell Canada, 1.38%, 4/22/16 (c)	464
3,700,000	Canadian Government Bond, 1.25%, 2/01/18 (c)	2,685
691,000	Enbridge Inc., 1.29%, 3/13/17 (c)	489
300,000	Rogers Communications Inc., 1.44%, 3/13/17 (c)	213
550,000	Shaw Communications Inc., 1.52%, 2/01/16	393

		4,244

Canada (USD) (1%)
150,000	Enbridge Inc., 0.87%, 6/02/17	143
381,000	Glencore Finance Canada Ltd. 144A,
	2.70%, 10/25/17 (b)	342
700,000	Province of Ontario Canada, 1.60%, 9/21/16	703
100,000	Thomson Reuters Corp., 1.30%, 2/23/17	100
340,000	Thomson Reuters Corp., 1.65%, 9/29/17	339
61,000	TransAlta Corp., 1.90%, 6/03/17	57

		1,684

Cayman Islands (USD) (7%)
200,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	199
800,000	Apidos CLO 144A, 1.77%, 4/15/25 (b)	785
250,000	Apidos CLO 144A, 2.32%, 4/15/25 (b)	241
500,000	Babson CLO Ltd. 144A, 1.72%, 4/20/25 (b)	490
300,000	Babson CLO Ltd. 144A, 3.47%, 4/20/27 (b)	289
200,000	Baidu Inc., 2.25%, 11/28/17	201
600,000	Cent CLO LP 144A, 1.74%, 7/23/25 (b)	588
300,000	CIFC Funding 2015-II Ltd. 144A, 3.62%, 4/15/27 (b)	286
545,000	Dryden XXII Senior Loan Fund 144A,
	1.46%, 8/15/25 (b)	535

Principal or Shares	Security Description	Value (000)

490,000	Dryden XXII Senior Loan Fund 144A, 1.91%, 8/15/25 (b)	$471
300,000	Dryden XXXI Senior Loan Fund 144A, 3.47%, 4/18/26 (b)	289
200,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (b)	201
250,000	Madison Park Funding XVII Ltd 144A, 3.52%, 7/21/27 (b)	241
455,000	Octagon Investment Partners XIX Ltd. 144A, 2.62%, 4/15/26 (b)	442
315,000	Octagon Investment Partners XXIII Ltd. 144A, 2.62%, 7/15/27 (b)	306
300,000	Seagate HDD Cayman, 3.75%, 11/15/18	298
1,300,000	Symphony CLO XV Ltd. 144A, 2.07%, 10/17/26 (b)	1,282
300,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (b)	301
775,000	Tyron Park CLO Ltd. 144A, 1.74%, 7/15/25 (b)	763
490,000	Tyron Park CLO Ltd. 144A, 2.17%, 7/15/25 (b)	471
250,000	Venture XVII CLO Ltd. 144A, 3.47%, 7/15/26 (b)	230

		8,909

Chile (USD) (0%)
300,000	Banco Santander Chile 144A, 1.52%, 4/11/17 (b)	298

China (USD) (0%)
250,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	252

Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 0.37%, 6/19/17 (c)	272

Denmark (GBP) (0%)
200,000	Carlsberg Breweries A/S, 7.25%, 11/28/16 (c)	298

Denmark (USD) (1%)
1,100,000	Denmark Government International Bond 144A, 0.88%, 3/20/17 (b)	1,102

France (USD) (1%)
650,000	BPCE SA, 1.63%, 1/26/18	648
635,000	Caisse d’Amortissement de la Dette Sociale 144A, 1.25%, 3/12/18 (b)	636
540,000	Credit Agricole SA/London 144A, 1.42%, 4/15/19 (b)	539

		1,823

Germany (USD) (2%)
570,000	FMS Wertmanagement AoeR, 0.63%, 1/30/17	569
600,000	FMS Wertmanagement AoeR, 1.13%, 9/05/17	602
1,000,000	KFW, 0.88%, 12/15/17	998
390,000	KFW, 1.50%, 2/06/19	393

		2,562

Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	201

Ireland (EUR) (1%)
450,000	Allied Irish Banks PLC, 2.88%, 11/28/16 (c)	496
300,000	Elsevier Finance SA via Aquarius + Investments PLC, 0.41%, 5/20/17 (c)	326

		822

Ireland (GBP) (0%)
250,000	GE Capital UK Funding, 0.74%, 3/20/17 (c)	355

42

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
Ireland (USD) (1%)
300,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.51%, 12/15/19 (b)	$288
1,600,000	Trade MAPS 1 Ltd. 144A, 1.12%, 12/10/18 (b)	1,591

		1,879

Ivory Coast (USD) (0%)
510,000	African Development Bank, 0.75%, 11/03/17	509

Japan (USD) (2%)
290,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (b)	289
400,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (b)	399
260,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (b)	259
250,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (b)	249
500,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (b)	499
200,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (b)	200
340,000	Nomura Holdings Inc., 1.95%, 9/13/16	341
400,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (b)	399

		2,635

Luxembourg (USD) (1%)
300,000	Actavis Funding SCS, 1.30%, 6/15/17	299
260,000	Actavis Funding SCS, 1.76%, 3/12/20	260
350,000	Actavis Funding SCS, 1.85%, 3/01/17	351
520,000	Actavis Funding SCS, 2.35%, 3/12/18	523
480,000	Mallinckrodt International Finance SA, 3.50%, 4/15/18	456

		1,889

Netherlands (USD) (4%)
1,000,000	Bank Nederlandse Gemeenten 144A, 0.88%, 2/21/17 (b)	1,001
450,000	EDP Finance BV 144A, 6.00%, 2/02/18 (b)	474
490,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	490
700,000	MDC-GMTN BV 144A, 3.75%, 4/20/16 (b)	704
700,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (b)	703
330,000	Shell International Finance BV, 0.92%, 11/10/18	329
280,000	Shell International Finance BV, 1.25%, 11/10/17	279
260,000	Shell International Finance BV, 1.63%, 11/10/18	256
610,000	Siemens Financieringsmaatschappij NV 144A, 1.45%, 5/25/18 (b)	610

		4,846

New Zealand (USD) (1%)
310,000	ANZ New Zealand International Ltd./London 144A, 1.40%, 4/27/17 (b)	310
400,000	ANZ New Zealand International Ltd./London 144A, 1.75%, 3/29/18 (b)	399
400,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (b)	400

		1,109

Norway (USD) (1%)
500,000	Kommunalbanken AS 144A, 1.00%, 3/15/18 (b)	499
200,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (b)	201

		700

Panama (USD) (0%)
70,000	Carnival Corp., 1.88%, 12/15/17	70

Principal or Shares	Security Description	Value (000)
Singapore (USD) (0%)
126,000	DBS Bank Ltd. 144A, 1.23%, 7/15/21 (b)	$126

South Korea (USD) (0%)
300,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (b)	300

Spain (USD) (1%)
640,000	Instituto de Credito Oficial 144A, 1.13%, 4/01/16 (b)	640

Sweden (SEK) (0%)
4,300,000	Volvo Treasury AB, 0.79%, 6/03/16 (c)	502

Sweden (USD) (1%)
350,000	Kommuninvest I Sverige AB 144A, 0.88%, 12/13/16 (b)	350
620,000	Kommuninvest I Sverige AB 144A, 1.13%, 10/09/18 (b)	619
700,000	Svensk Exportkredit AB, 0.52%, 11/10/17	699

		1,668

Switzerland (USD) (1%)
780,000	Credit Suisse/New York NY, 1.38%, 5/26/17	777
300,000	Credit Suisse/New York NY, 1.75%, 1/29/18	300
500,000	UBS AG/Stamford CT, 1.80%, 3/26/18	501

		1,578

United Kingdom (EUR) (1%)
230,000	BP Capital Markets PLC, 3.47%, 6/01/16 (c)	252
370,000	Yorkshire Building Society, 2.13%, 3/18/19 (c)	417

		669

United Kingdom (GBP) (1%)
670,000	Gosforth Funding 2016-1 PLC 144A, 1.22%, 2/15/58 (b)(c)	955

United Kingdom (USD) (3%)
550,000	Abbey National Treasury Services PLC, 1.65%, 9/29/17	551
200,000	Anglo American Capital PLC 144A, 1.57%, 4/15/16 (b)	198
800,000	Bank of England Euro Note 144A, 1.25%, 3/16/18 (b)	804
170,000	BAT International Finance PLC 144A, 1.02%, 6/15/18 (b)	169
220,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (b)	221
440,000	BP Capital Markets PLC, 1.67%, 2/13/18	438
390,000	HSBC Bank PLC 144A, 1.00%, 5/15/18 (b)	389
250,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (b)	250
400,000	Nationwide Building Society 144A, 2.35%, 1/21/20 (b)	402
700,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (b)	697

		4,119

United States (EUR) (1%)
500,000	Bank of America Corp., 0.71%, 3/28/18 (c)	538
350,000	Citigroup Inc., 1.16%, 11/30/17 (c)	380

		918

United States (GBP) (1%)
450,000	JPMorgan Chase & Co., 1.07%, 5/30/17 (c)	634

United States (USD) (57%)
380,000	AbbVie Inc., 1.80%, 5/14/18	379

43 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

420,000	AES Corp./VA, 3.41%, 6/01/19	$390
175,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (b)	176
420,000	Ally Financial Inc., 3.25%, 9/29/17	416
262,368	American Homes 4 Rent 2014-SFR1 144A, 1.68%, 6/17/31 (b)	258
315,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	311
390,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	391
380,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	383
460,000	Anthem Inc., 2.38%, 2/15/17	464
160,000	Aramark Services Inc, 5.75%, 3/15/20	166
160,000	Astoria Financial Corp., 5.00%, 6/19/17	165
80,000	AT&T Inc., 5.50%, 2/01/18	86
110,000	Autodesk Inc., 1.95%, 12/15/17	109
265,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 4.88%, 11/15/17	270
200,000	Bank of America Corp., 1.16%, 5/02/17	199
450,000	Bank of America Corp., 1.66%, 1/15/19	449
310,000	Bank of America Corp., 1.70%, 8/25/17	310
100,000	Bank of America Corp., 3.75%, 7/12/16	101
70,000	Bank of America Corp., 3.88%, 3/22/17	72
159,977	Bank of America Mortgage 2002-K Trust, 2.80%, 10/20/32	161
90,000	Baxalta Inc. 144A, 2.00%, 6/22/18 (b)	89
660,000	Becton Dickinson and Co., 1.45%, 5/15/17	660
250,000	California Earthquake Authority, 1.82%, 7/01/17	252
150,000	Cameron International Corp., 1.40%, 6/15/17	148
90,000	Capital Auto Receivables Asset Trust 2013-1, 1.29%, 4/20/18	90
90,000	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	90
195,000	Capital One Financial Corp., 6.15%, 9/01/16	201
370,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	368
350,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	348
90,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	91
130,000	Celgene Corp., 2.13%, 8/15/18	130
440,000	Chevron Corp., 1.34%, 11/09/17	439
200,000	Chevron Corp., 1.79%, 11/16/18	200
150,000	CIT Group Inc., 5.25%, 3/15/18	155
720,000	Citigroup Inc., 1.55%, 8/14/17	720
980,000	Citigroup Inc., 1.80%, 2/05/18	973
400,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	397
725,000	CNH Capital LLC, 3.25%, 2/01/17	727
142,000	Coca-Cola Co., 0.88%, 10/27/17	142
277,599	Colony American Homes 2014-1 144A, 1.58%, 5/17/31 (b)	275
491,755	Colony American Homes 2014-2 144A, 1.38%, 7/17/31 (b)	482
250,000	Compass Bank, 1.85%, 9/29/17	249
28,000	ConocoPhillips Co., 1.50%, 5/15/18	27
327,878	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (b)	310
240,000	CVS Health Corp., 1.90%, 7/20/18	241

Principal or Shares	Security Description	Value (000)

350,000	Daimler Finance North America LLC 144A, 1.65%, 3/02/18 (b)	$347
300,000	Discover Bank/Greenwood DE, 2.60%, 11/13/18	301
230,000	DISH DBS Corp., 4.63%, 7/15/17	235
200,000	Express Scripts Holding Co., 1.25%, 6/02/17	199
384,203	Fannie Mae Connecticut Avenue Securities, 1.38%, 5/25/24	380
185,244	Fannie Mae Connecticut Avenue Securities, 1.38%, 5/25/24	184
861,312	Fannie Mae Connecticut Avenue Securities, 1.63%, 7/25/24	859
387,717	Fannie Mae Connecticut Avenue Securities, 2.03%, 1/25/24	388
369,803	Fannie Mae Connecticut Avenue Securities, 2.43%, 10/25/23	373
724,103	FDIC Structured Sale Guaranteed Notes 144A, 1.15%, 12/04/20 (b)	726
309,495	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	320
239,957	FDIC Trust 144A, 2.18%, 5/25/50 (b)	242
75,000	Fidelity National Information Services Inc., 1.45%, 6/05/17	74
110,000	Fidelity National Information Services Inc.,
	2.00%, 4/15/18	109
125,000	Fifth Third Bancorp, 5.45%, 1/15/17	129
300,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	299
200,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	202
231,574	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.88%, 11/25/23	232
249,673	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.38%, 5/25/25	237
249,580	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.18%, 3/25/25	258
100,000	Freeport-McMoRan Inc., 2.15%, 3/01/17	84
300,000	GATX Corp., 2.50%, 7/30/19	295
600,000	General Motors Financial Co. Inc., 2.40%, 4/10/18	594
320,000	General Motors Financial Co. Inc., 3.00%, 9/25/17	321
560,000	Glencore Funding LLC 144A, 1.98%, 1/15/19 (b)	425
410,000	Goldman Sachs Group Inc., 1.82%, 4/30/18	412
210,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	210
141,440	GSAMP Trust 2004-SEA2, 1.08%, 3/25/34	142
380,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (b)	377
390,000	Hertz Corp., 6.75%, 4/15/19	391
180,000	Hess Corp., 1.30%, 6/15/17	175
490,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (b)	491
460,000	Hewlett Packard Enterprise Co. 144A, 2.85%, 10/05/18 (b)	460
489,626	Hilton USA Trust 2013-HLF 144A, 1.43%, 11/05/30 (b)	489
450,000	HSBC USA Inc., 1.70%, 3/05/18	448
250,000	Huntington National Bank, 1.38%, 4/24/17	249

44

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

370,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (b)	$369
190,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (b)	189
100,000	Hyundai Capital America 144A, 2.13%, 10/02/17 (b)	100
100,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (b)	100
140,000	IAC/InterActiveCorp, 4.88%, 11/30/18	142
250,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	249
380,000	International Lease Finance Corp., 2.46%, 6/15/16	378
410,000	International Lease Finance Corp., 3.88%, 4/15/18	407
347,106	Invitation Homes 2013-SFR1 Trust 144A, 1.58%, 12/17/30 (b)	343
1,300,000	Invitation Homes 2014-SFR1 Trust 144A, 1.43%, 6/17/31 (b)	1,275
840,000	Invitation Homes 2014-SFR2 Trust 144A, 1.53%, 9/17/31 (b)	826
280,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	282
500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (b)	495
570,000	JPMorgan Chase & Co., 1.35%, 2/15/17	570
200,000	JPMorgan Chase & Co., 1.52%, 1/25/18	200
100,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	97
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	102
370,000	Kraft Heinz Foods Co. 144A, 1.60%, 6/30/17 (b)	370
320,000	Kraft Heinz Foods Co. 144A, 2.00%, 7/02/18 (b)	320
455,081	Kubota Credit Owner Trust 2015-1 144A, 0.94%, 12/15/17 (b)	455
94,129	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	104
370,000	L-3 Communications Corp., 1.50%, 5/28/17	367
190,000	Liberty Property LP, 6.63%, 10/01/17	203
90,000	Lockheed Martin Corp., 1.85%, 11/23/18	91
600,000	Martin Marietta Materials Inc., 1.70%, 6/30/17	596
47,466	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	48
320,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (b)	321
370,000	Mobile Mini Inc., 7.88%, 12/01/20	379
300,000	Morgan Stanley, 1.36%, 7/23/19	295
650,000	Morgan Stanley, 1.76%, 1/27/20	645
400,000	Morgan Stanley, 5.45%, 1/09/17	415
250,000	Morgan Stanley, 6.63%, 4/01/18	273
100,000	Murphy Oil Corp., 2.50%, 12/01/17	84
500,000	Nabors Industries Inc., 2.35%, 9/15/16	493
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	194
340,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (b)	339
110,000	Newell Rubbermaid Inc., 2.15%, 10/15/18	107
110,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (b)	109
400,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	401
200,000	Prudential Financial Inc., 1.14%, 8/15/18	200

Principal or Shares	Security Description	Value (000)

760,000	QUALCOMM Inc., 1.40%, 5/18/18	$757
270,000	Regions Financial Corp., 2.00%, 5/15/18	269
265,805	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	219
220,000	Sabine Pass LNG LP, 7.50%, 11/30/16	227
300,000	Santander Bank NA, 2.00%, 1/12/18	298
100,000	SBA Communications Corp., 5.63%, 10/01/19	104
181,676	Sequoia Mortgage Trust, 1.45%, 2/25/43	176
210,986	Sequoia Mortgage Trust, 1.55%, 4/25/43	205
52,995	Sequoia Mortgage Trust, 3.50%, 4/25/42	53
650,000	Southern California Edison Co., 1.85%, 2/01/22	651
90,000	Southern Power Co., 1.85%, 12/01/17	90
157,969	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (b)	158
266,534	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (b)	267
260,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	263
465,000	SunTrust Bank/Atlanta GA, 5.20%, 1/17/17	481
120,000	Synchrony Financial, 1.85%, 2/03/20	118
170,000	Synchrony Financial, 1.88%, 8/15/17	169
130,000	Synchrony Financial, 2.60%, 1/15/19	130
220,000	Synchrony Financial, 3.00%, 8/15/19	222
505,000	Talen Energy Supply LLC 144A, 4.63%, 7/15/19 (b)	389
235,000	Tenet Healthcare Corp., 6.25%, 11/01/18	250
150,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	150
100,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	100
290,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (b)	289
360,000	T-Mobile USA Inc., 5.25%, 9/01/18	369
390,000	Toyota Motor Credit Corp., 1.55%, 7/13/18	391
205,000	U.S. Treasury Note, 0.50%, 1/31/17 (d)	205
4,235,000	U.S. Treasury Note, 0.63%, 9/30/17	4,226
520,000	U.S. Treasury Note, 0.63%, 11/30/17	519
800,000	U.S. Treasury Note, 0.88%, 11/15/17	801
4,300,000	U.S. Treasury Note, 0.88%, 1/15/18	4,306
400,000	U.S. Treasury Note, 1.00%, 12/31/17	402
6,410,000	U.S. Treasury Note, 1.00%, 2/15/18 (d)	6,434
2,850,000	U.S. Treasury Note, 1.00%, 8/15/18	2,857
3,744,000	U.S. Treasury Note, 1.00%, 9/15/18	3,752
1,000,000	U.S. Treasury Note, 1.13%, 6/15/18	1,006
1,666,000	U.S. Treasury Note, 1.25%, 12/15/18	1,680
180,000	UnitedHealth Group Inc., 1.90%, 7/16/18	181
120,000	Ventas Realty LP, 1.25%, 4/17/17	119
390,000	Verizon Communications Inc., 1.35%, 6/09/17	390
250,000	Verizon Communications Inc., 2.25%, 9/14/18	256
560,000	Volkswagen Group of America Finance LLC 144A, 1.25%, 5/23/17 (b)	549
247,907	VOLT XXII LLC 144A, 3.50%, 2/25/55 (b)	247
129,399	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	128
418,475	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (b)	413
240,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 1.75%, 9/15/17 (b)	239
510,000	Wells Fargo Bank NA, 1.65%, 1/22/18	511
390,000	Windstream Corp., 7.88%, 11/01/17	410
120,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (b)	120
230,000	WPX Energy Inc., 5.25%, 1/15/17	221
280,000	Zimmer Holdings Inc., 2.00%, 4/01/18	279
100,000	Zimmer Holdings Inc., 2.70%, 4/01/20	100

		74,796

45    Payden Mutual Funds

Principal or Shares	Security Description		Value (000)
Virgin Islands (British) (USD) (1%)
200,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16		$200
300,000	CNPC General Capital Ltd. 144A, 1.26%, 5/14/17 (b)		300
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (b)		197
210,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (b)		207

			904

Total Bonds (Cost - $129,603)			127,724

Purchased Call Options (0%)
64	Eurodollar 1-Year Mid-Curve Option, 99.375, 6/13/16 (Cost - $7)		9

Purchased Put Options (0%)
447	Eurodollar 1-Year Mid-Curve Option, 97.5, 3/11/16		3
64	Eurodollar 1-Year Mid-Curve Option, 99, 6/13/16		1
70	U.S. Treasury 5 Year Futures Option, 117.25, 3/24/16		1

Total Purchased Put Options (Cost - $100)			5

Exchange Traded Fund (1%)
19,725	WisdomTree Europe Hedged Equity Fund (Cost - $1,038)		1,026

Investment Company (0%)
340,147	Payden Cash Reserves Money Market Fund * (Cost - $340)		340

Total (Cost - $132,853) (99%)			130,844
Other Assets, net of Liabilities (1%)			763

Net Assets (100%)		$	131,607

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2016. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/8/2016	British Pound (Sell 1,579)	HSBC Bank USA, N.A.	$30
4/26/2016	Japanese Yen (Sell 152,900)	Bank of America N.A.	25

			$55

Liabilities:
4/26/2016	British Pound (Buy 901)	Bank of America N.A.	$(5)
2/8/2016	Canadian Dollar (Sell 5,974)	Royal Bank of Canada	(39)
2/24/2016	Chinese Yuan (Sell 8,700)	Barclays Bank PLC	(4)
3/10/2016	Euro (Sell 2,382)	BNP PARIBAS	(15)
2/8/2016	Euro (Sell 2,490)	Citibank, N.A.	(16)
2/8/2016	Swedish Krona (Sell 4,314)	BNP PARIBAS	(1)
4/27/2016	Thailand Baht (Sell 46,720)	Barclays Bank PLC	(23)

			$(103)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
130	90-Day Eurodollar Future	Mar-16	$32,297	$11
130	90-Day Eurodollar Future	Mar-17	(32,209)	(25)
36	U.S. Treasury 2 Year Note Future	Apr-16	(4,344)	(68)
28	U.S. Treasury 2 Year Note Future	Apr-16	6,121	27

				$(55)

46

Payden Global Fixed Income Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (87%)
Australia (AUD) (1%)
450,000	Australia Government Bond, 1.75%, 11/21/20	$314
500,000	Australia Government Bond, 3.25%, 4/21/25	373

		687

Australia (USD) (3%)
250,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	253
500,000	Commonwealth Bank of Australia 144A, 4.50%, 12/09/25 (a)	504
250,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	283
260,000	Macquarie Group Ltd. 144A, 1.62%, 1/31/17 (a)	260
200,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	199
400,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25 (a)	387
180,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.90%, 3/22/23 (a)	183

		2,069

Austria (EUR) (0%)
120,000	Austria Government Bond 144A, 1.65%, 10/21/24 (a)	144
50,000	Austria Government Bond 144A, 3.15%, 6/20/44 (a)	76

		220

Belgium (EUR) (1%)
100,000	Belgium Government Bond 144A, 0.80%, 6/22/25 (a)	110
150,000	Belgium Government Bond 144A, 1.00%, 6/22/31 (a)	157
250,000	Belgium Government Bond, 3.00%, 9/28/19	304

		571

Bermuda (EUR) (0%)
150,000	Fidelity International Ltd., 6.88%, 2/24/17	173

Brazil (USD) (0%)
270,000	Brazilian Government International Bond, 4.88%, 1/22/21	259

Canada (CAD) (2%)
500,000	Canadian Government Bond, 2.25%, 6/01/25	391
1,000,000	Canadian Government Bond, 3.75%, 6/01/19	791
550,000	Canadian Government Bond, 5.00%, 6/01/37	597
100,000	Canadian Government Bond, 5.75%, 6/01/29	106

		1,885

Canada (USD) (2%)
620,000	Bank of Nova Scotia, 4.50%, 12/16/25	614
550,000	Magna International Inc., 4.15%, 10/01/25	571

		1,185

Chile (USD) (0%)
300,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	274

Denmark (EUR) (1%)
200,000	Carlsberg Breweries A/S, 2.63%, 11/15/22	234
235,000	Danske Bank A/S, 3.88%, 10/04/23	270

		504

Dominica Republic (USD) (0%)
200,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (a)	189

Principal or Shares	Security Description	Value (000)
Finland (EUR) (0%)
70,000	Finland Government Bond 144A, 2.75%, 7/04/28 (a)(b)	$92

France (CAD) (0%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	245

France (EUR) (3%)
200,000	BPCE SA, 2.75%, 7/08/26	219
1,269,488	France Government Bond OAT, 0.25%, 7/25/24	1,466
270,000	France Government Bond OAT, 3.25%, 5/25/45	399

		2,084

France (GBP) (0%)
100,000	AXA SA, 5.63%, 1/16/54	140
100,000	Cie de St-Gobain, 4.63%, 10/09/29	152

		292

Germany (EUR) (2%)
100,000	Bundesrepublik Deutschland, 2.50%, 1/04/21	123
100,000	Bundesrepublik Deutschland, 3.25%, 7/04/42	165
350,000	Bundesrepublik Deutschland, 4.75%, 7/04/34	633
200,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	394

		1,315

Indonesia (USD) (0%)
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25 (a)	197

Ireland (EUR) (1%)
190,000	Aquarius and Investments PLC for Zurich Insurance Co. Ltd., 4.25%, 10/02/43	222
100,000	Ireland Government Bond, 3.40%, 3/18/24	132

		354

Ireland (GBP) (0%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	201

Ireland (USD) (0%)
250,000	Perrigo Finance PLC, 3.50%, 12/15/21	248

Italy (EUR) (5%)
850,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/01/18	1,024
1,400,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 5/01/23	1,890
420,000	Italy Buoni Poliennali Del Tesoro, 5.00%, 8/01/39	667
350,000	Italy Buoni Poliennali Del Tesoro, 5.25%, 11/01/29	536

		4,117

Jamaica (USD) (0%)
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	199

Japan (JPY) (19%)
110,000,000	Japan Government Five Year Bond, 0.10%, 6/20/19	914
180,000,000	Japan Government Five Year Bond, 0.10%, 9/20/19	1,496
250,000,000	Japan Government Ten Year Bond, 0.30%, 12/20/25	2,109
225,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23	1,975
160,000,000	Japan Government Ten Year Bond, 1.20%, 6/20/21	1,412

47 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

10,000,000	Japan Government Thirty Year Bond, 1.40%, 12/20/45	$89
120,500,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	1,216
125,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	1,303
39,500,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33	383
550,000,000	Japan Government Two Year Bond, 0.10%, 10/15/17	4,555

		15,452

Japan (USD) (1%)
200,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	199
250,000	Nippon Life Insurance Co. 144A, 4.70%, 1/20/46 (a)	252

		451

Kenya (USD) (0%)
200,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	190

Luxembourg (EUR) (0%)
130,000	Prologis International Funding II SA, 2.88%, 4/04/22	149

Luxembourg (USD) (0%)
100,000	Actavis Funding SCS, 3.80%, 3/15/25	102

Mexico (MXN) (0%)
5,500,000	Mexican Bonos, 6.50%, 6/10/21	320

Mexico (USD) (0%)
295,000	Petroleos Mexicanos, 3.50%, 1/30/23	252

Morocco (USD) (0%)
200,000	Morocco Government International Bond 144A, 4.25%, 12/11/22 (a)	202

Netherlands (EUR) (1%)
200,000	Achmea Bank NV, 1.13%, 4/25/22	214
680,000	Netherlands Government Bond 144A,
	2.25%, 7/15/22 (a)	845

		1,059

Netherlands (USD) (2%)
260,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.63%, 12/01/23	270
200,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	211
380,000	ING Bank NV 144A, 2.05%, 8/17/18 (a)	381
400,000	Shell International Finance BV, 1.63%, 11/10/18	394

		1,256

Panama (USD) (0%)
200,000	Panama Government International Bond, 3.75%, 3/16/25	197

Poland (PLN) (0%)
500,000	Poland Government Bond, 5.25%, 10/25/20	139

Sweden (EUR) (0%)
200,000	SBAB Bank AB, 2.38%, 9/04/20	233

Switzerland (USD) (1%)
625,000	UBS Group Funding Jersey Ltd. 144A, 2.95%, 9/24/20 (a)	623

Principal or Shares	Security Description	Value (000)
United Kingdom (EUR) (1%)
200,000	Aviva PLC, 3.88%, 7/03/44	$212
230,000	Leeds Building Society, 1.38%, 5/05/22	245
200,000	Yorkshire Building Society, 1.25%, 3/17/22	214

		671

United Kingdom (GBP) (4%)
110,000	Aviva PLC, 6.13%, 11/14/36	163
75,000	Barclays Bank PLC, 6.75%, 1/16/23	114
120,000	BUPA Finance PLC, 5.00%, 4/25/23	176
110,000	HSBC Bank PLC, 5.38%, 11/04/30	168
100,000	InterContinental Hotels Group PLC, 6.00%, 12/09/16	148
150,000	Society of Lloyd’s, 4.75%, 10/30/24	221
100,000	United Kingdom Gilt, 2.25%, 9/07/23	152
260,000	United Kingdom Gilt, 4.25%, 12/07/55	571
50,000	United Kingdom Gilt, 4.25%, 12/07/55	110
450,000	United Kingdom Gilt, 4.75%, 12/07/38	923
20,000	United Kingdom Gilt, 5.00%, 3/07/25	37
150,000	Virgin Money PLC, 2.25%, 4/21/20	211

		2,994

United Kingdom (USD) (4%)
1,100,000	Barclays PLC, 4.38%, 1/12/26	1,112
950,000	Imperial Tobacco Finance PLC 144A, 2.95%, 7/21/20 (a)	964
300,000	Lloyds Bank PLC, 1.75%, 5/14/18	300
600,000	Santander UK Group Holdings PLC, 3.13%, 1/08/21	608

		2,984

United States (EUR) (2%)
660,000	Apple Inc., 1.38%, 1/17/24	733
350,000	Eli Lilly & Co., 1.63%, 6/02/26	389
100,000	Morgan Stanley, 5.38%, 8/10/20	130
150,000	Thermo Fisher Scientific Inc., 1.50%, 12/01/20	165

		1,417

United States (GBP) (1%)
530,000	American Honda Finance Corp., 2.63%, 10/14/22	767
110,000	Textron Inc., 6.63%, 4/07/20	176

		943

United States (USD) (30%)
225,000	21st Century Fox America Inc., 4.50%, 2/15/21	244
140,000	AbbVie Inc., 3.20%, 11/06/22	140
150,000	Air Lease Corp., 4.25%, 9/15/24	145
160,000	Airgas Inc., 3.05%, 8/01/20	162
750,000	American Airlines 2016-1 Class B Pass Through Trust, 5.25%, 1/15/24	753
300,000	Amgen Inc., 2.70%, 5/01/22	297
650,000	Anheuser-Busch InBev Finance Inc.,
	3.30%, 2/01/23	660
450,000	AT&T Inc., 3.00%, 6/30/22	442
120,000	Bank of America Corp., 4.00%, 4/01/24	123
130,000	Bank of America Corp., 6.88%, 4/25/18	143
155,000	Baxalta Inc. 144A, 3.60%, 6/23/22 (a)	157
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	218
100,000	BioMed Realty LP, 3.85%, 4/15/16	101
515,000	Block Financial LLC, 4.13%, 10/01/20	526
135,000	Boston Scientific Corp., 2.85%, 5/15/20	135
300,000	Capital One Financial Corp., 4.75%, 7/15/21	326
300,000	Celgene Corp., 3.25%, 8/15/22	299

48

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

600,000	Citigroup Inc., 4.45%, 9/29/27	$593
95,000	Continental Resources Inc./OK, 5.00%, 9/15/22	67
110,000	CVS Health Corp., 2.80%, 7/20/20	112
350,000	Devon Energy Corp., 5.85%, 12/15/25	327
90,000	Dignity Health, 3.13%, 11/01/22	91
300,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	302
152,000	Dow Chemical Co., 9.40%, 5/15/39	217
250,000	Exelon Generation Co. LLC, 2.95%, 1/15/20	245
200,000	Fifth Third Bank/Cincinnati OH, 2.15%, 8/20/18	201
420,000	FNMA 30 YR TBA, 4.50% (c)	457
200,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	198
160,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	170
110,000	FS Investment Corp., 4.25%, 1/15/20	112
50,000	General Electric Capital Corp., 5.88%, 1/14/38	62
300,000	General Motors Financial Co. Inc., 3.20%, 7/13/20	295
300,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	301
43,396	GreenPoint Mortgage Funding Trust, 0.98%, 6/25/45	25
950,000	Hewlett Packard Enterprise Co. 144A, 4.40%, 10/15/22 (a)	939
200,000	Hospitality Properties Trust, 4.50%, 3/15/25	194
335,000	HSBC USA Inc., 2.00%, 8/07/18	335
280,000	Hyundai Capital America 144A, 2.60%, 3/19/20 (a)	280
16,861	Indymac Index Mortgage Loan Trust, 2.77%, 10/25/34	17
320,000	JPMorgan Chase & Co., 3.20%, 1/25/23	318
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	118
250,000	Kinder Morgan Inc./DE, 4.30%, 6/01/25	217
260,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (a)	273
75,000	Lam Research Corp., 3.80%, 3/15/25	72
145,000	McKesson Corp., 3.80%, 3/15/24	147
115,000	MDC Holdings Inc., 6.00%, 1/15/43	88
45,000	MetLife Inc., 6.40%, 12/15/36	47
55,000	MetLife Inc., 10.75%, 8/01/39	85
200,000	Metropolitan Edison Co. 144A, 3.50%, 3/15/23 (a)	200
300,000	Morgan Stanley, 3.88%, 4/29/24	305
100,000	Murphy Oil Corp., 2.50%, 12/01/17	84
170,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	253
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	61
150,000	Old Republic International Corp., 4.88%, 10/01/24	158
130,000	Oracle Corp., 2.50%, 5/15/22	129
75,000	Owens Corning, 4.20%, 12/15/22	76
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	93
200,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (a)	200
160,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	157
110,000	Prudential Financial Inc., 5.63%, 6/15/43	111
152,000	Prudential Financial Inc., 7.38%, 6/15/19	177

Principal or Shares	Security Description	Value (000)

125,000	Quest Diagnostics Inc., 3.50%, 3/30/25	$123
560,000	Reliance Standard Life Global Funding II 144A, 3.05%, 1/20/21 (a)	568
300,000	Ryder System Inc., 2.50%, 5/11/20	297
110,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	108
600,000	Schlumberger Holdings Corp. 144A, 2.35%, 12/21/18 (a)	592
105,000	Select Income REIT, 4.50%, 2/01/25	97
150,000	Sempra Energy, 9.80%, 2/15/19	181
330,000	Solvay Finance America LLC 144A, 3.40%, 12/03/20 (a)	331
110,000	State Street Corp., 4.96%, 3/15/18	116
395,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	369
200,000	Synchrony Financial, 4.25%, 8/15/24	200
175,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	174
1,413,000	U.S. Treasury Bond, 3.00%, 11/15/45	1,483
200,000	U.S. Treasury Bond, 4.38%, 2/15/38 (d)	264
100,000	U.S. Treasury Note, 0.75%, 3/31/18	100
626,000	U.S. Treasury Note, 0.88%, 1/31/17 (d)	627
1,600,000	U.S. Treasury Note, 0.88%, 2/28/17 (d)	1,604
350,000	U.S. Treasury Note, 1.25%, 4/30/19	352
2,150,000	U.S. Treasury Note, 1.75%, 12/31/20	2,192
100,000	U.S. Treasury Note, 2.25%, 11/15/25	103
210,000	Vereit Operating Partnership LP, 3.00%, 2/06/19	199
170,000	Verizon Communications Inc., 6.40%, 2/15/38	193
80,000	Wachovia Corp., 5.50%, 8/01/35	87
300,000	Wells Fargo & Co., 4.48%, 1/16/24	321
215,000	Welltower, Inc., 4.95%, 1/15/21	234
435,000	Whole Foods Market Inc. 144A, 5.20%, 12/03/25 (a)	437

		25,132

Uruguay (USD) (0%)
160,000	Uruguay Government International Bond, 4.38%, 10/27/27	157
110,000	Uruguay Government International Bond, 4.50%, 8/14/24	112

		269

Total Bonds (Cost - $73,088)		72,395

Investment Company (13%)
1,804,183	Payden Cash Reserves Money Market Fund *	1,804
316,916	Payden Emerging Markets Bond Fund, SI Class *	3,990
99,500	Payden Floating Rate Fund, SI Class *	962
586,842	Payden High Income Fund, Investor Class *	3,586

Total Investment Company (Cost - $11,751)		10,342

Total (Cost - $84,839) (100%)		82,737
Other Assets, net of Liabilities (0%)		208

Net Assets (100%)		$82,945

49    Payden Mutual Funds

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security was purchased on a delayed delivery basis.
(d)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
2/1/2016	Australian Dollar (Sell 6,573)	Credit Suisse First Boston International	$99
2/8/2016	British Pound (Sell 3,166)	HSBC Bank USA, N.A.	110
3/1/2016	British Pound (Sell 263)	HSBC Bank USA, N.A.	21
2/24/2016	Chinese Yuan (Sell 12,231)	Barclays Bank PLC	12
3/1/2016	Euro (Buy 3,341)	Royal Bank of Canada	55
4/26/2016	Japanese Yen (Sell 289,300)	Bank of America N.A.	48
2/8/2016	Japanese Yen (Sell 1,904,500)	Barclays Bank PLC	302
3/1/2016	Japanese Yen (Buy 42,800)	Barclays Bank PLC	4
2/19/2016	Mexican Peso (Sell 5,730)	Credit Suisse First Boston International	24
2/25/2016	New Taiwan Dollar (Sell 26,500)	HSBC Bank USA, N.A.	13
2/26/2016	Poland Zloty (Sell 576)	Barclays Bank PLC	2
2/8/2016	Swiss Franc (Sell 215)	BNP PARIBAS	3

			$693

Delivery Date	Currency (000s)	Counterparty	Unrealized Depreciation (000s)
Liabilities:
2/8/2016	Australian Dollar (Sell 1,390)	BNP PARIBAS	$(2)
3/1/2016	Australian Dollar (Buy 423)	BNP PARIBAS	(6)
2/1/2016	Australian Dollar (Buy 6,573)	Credit Suisse First Boston International	(48)
4/26/2016	British Pound (Buy 1,165)	Bank of America N.A.	(6)
4/26/2016	British Pound (Buy 540)	Bank of America N.A.	(3)
2/8/2016	Canadian Dollar (Sell 3,283)	Royal Bank of Canada	(9)
3/1/2016	Canadian Dollar (Buy 301)	Royal Bank of Canada	(11)
3/10/2016	Euro (Sell 4,507)	BNP PARIBAS	(3)
2/8/2016	Euro (Sell 4,572)	Citibank, N.A.	(30)
2/8/2016	Euro (Sell 5,529)	Royal Bank of Canada	(39)
2/8/2016	Euro (Sell 5,250)	State Street Bank & Trust Co.	(37)
3/1/2016	Swiss Franc (Buy 215)	BNP PARIBAS	(2)
4/27/2016	Thailand Baht (Sell 58,990)	Barclays Bank PLC	(29)

			$(225)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
61	90-Day Sterling Future	Jun-16	$(10,804)	$(38)
40	Australian 10 Year Bond Future	Mar-16	(3,664)	(84)
130	Australian 3 Year Bond Future	Mar-16	10,304	84
2	Euro-Bobl Future	Mar-16	287	2
23	Euro-Bund Future	Mar-16	4,070	69
25	Euro-Schatz Future	Mar-16	3,029	3
19	Long Gilt Future	Mar-16	(3,257)	(8)
1	U.S. 10 Year Ultra Future	Mar-16	—	—
1	U.S. Long Bond Future	Mar-16	(161)	(8)
117	U.S. Treasury 10 Year Note Future	Mar-16	(15,161)	(335)
55	U.S. Treasury 5 Year Note Future	Mar-16	6,637	39
6	U.S. Ultra Bond Future	Mar-16	997	48

				$(228)

50

Payden Emerging Markets Bond Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description		Value (000)
Bonds (98%)
Argentina (USD) (3%)
13,522,500	Argentine Republic Government International Bond, 2.50%, 12/31/38 (a)(b)	$	8,289
16,088,386	Argentine Republic Government International Bond, 8.28%, 12/31/33 (a)(b)		18,180
2,760,000	Argentine Republic Government International Bond, 8.75%, 6/02/17 (a)(b)		3,133

			29,602

Armenia (USD) (2%)
12,456,000	Republic of Armenia 144A, 6.00%, 9/30/20 (c)		12,020
5,550,000	Republic of Armenia 144A, 7.15%, 3/26/25 (c)		5,336

			17,356

Australia (USD) (1%)
8,995,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A, 4.50%, 10/03/23 (c)		9,310

Azerbaijan (USD) (2%)
4,445,000	International Bank of Azerbaijan OJSC, 5.63%, 6/11/19		3,731
5,960,000	Republic of Azerbaijan International Bond 144A, 4.75%, 3/18/24 (c)		5,349
11,175,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23		9,228

			18,308

Bermuda (USD) (0%)
1,035,000	Digicel Group Ltd. 144A, 7.13%, 4/01/22 (c)		777
2,330,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (c)		1,896

			2,673

Brazil (USD) (2%)
4,465,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 6.50%, 6/10/19 (c)		4,431
3,845,000	Brazilian Government International Bond, 2.63%, 1/05/23		3,047
6,460,000	Brazilian Government International Bond, 4.25%, 1/07/25		5,425
1,090,000	Brazilian Government International Bond, 4.88%, 1/22/21		1,044
4,880,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (c)		1,732

			15,679

Canada (USD) (0%)
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		203

Cayman Islands (USD) (1%)
3,430,000	Baidu Inc., 4.13%, 6/30/25		3,451
3,611,000	Odebrecht Drilling Norbe VIII/IX Ltd. 144A, 6.35%, 6/30/21 (c)		1,336
3,265,000	Vale Overseas Ltd., 6.25%, 1/23/17		3,264

			8,051

Chile (USD) (2%)
1,735,000	Corp Nacional del Cobre de Chile 144A, 3.00%, 7/17/22 (c)		1,605
2,480,000	Corp. Nacional del Cobre de Chile 144A, 3.88%, 11/03/21 (c)		2,433
4,190,000	Corp. Nacional del Cobre de Chile 144A, 4.50%, 9/16/25 (c)		4,024

Principal or Shares	Security Description		Value (000)

1,315,000	Corp. Nacional del Cobre de Chile 144A, 4.88%, 11/04/44 (c)	$	1,107
4,920,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (c)		4,490

			13,659

China (USD) (0%)
1,710,000	Industrial & Commercial Bank of China Ltd./New York, 3.23%, 11/13/19		1,765

Colombia (USD) (2%)
3,360,000	Colombia Government International Bond, 4.00%, 2/26/24		3,167
1,250,000	Colombia Government International Bond, 5.00%, 6/15/45		1,028
2,060,000	Colombia Government International Bond, 5.63%, 2/26/44		1,808
4,270,000	Colombia Government International Bond, 6.13%, 1/18/41		3,992
3,765,000	Colombia Government International Bond, 7.38%, 9/18/37		3,981

			13,976

Costa Rica (USD) (2%)
4,770,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (c)		4,753
4,710,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (c)		4,651
2,160,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (c)		1,823
6,375,000	Republic of Costa Rica 144A, 7.00%, 4/04/44 (c)		5,379

			16,606

Croatia (USD) (2%)
2,550,000	Croatia Government International Bond 144A, 6.00%, 1/26/24 (c)		2,747
3,625,000	Croatia Government International Bond, 6.38%, 3/24/21 (d)		3,936
2,685,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (c)		2,915
9,470,000	Croatia Government International Bond, 6.75%, 11/05/19 (d)		10,340

			19,938

Dominica Republic (USD) (4%)
665,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.75%, 11/13/19 (c)		701
7,300,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (c)		6,899
2,555,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (c)		2,587
3,450,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (c)		3,165
1,950,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (c)		1,979
11,965,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (c)		11,606
9,855,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (c)		10,446

			37,383

51    Payden Mutual Funds

Principal or Shares	Security Description		Value (000)
Ecuador (USD) (0%)
4,680,000	Ecuador Government International Bond 144A, 7.95%, 6/20/24 (c)	$	3,264

Egypt (USD) (0%)
4,360,000	Egypt Government International Bond 144A, 5.88%, 6/11/25 (c)		3,652

El Salvador (USD) (1%)
4,615,000	Republic of El Salvador 144A, 5.88%, 1/30/25 (c)		3,692
1,980,000	Republic of El Salvador 144A, 6.38%, 1/18/27 (c)		1,584
2,265,000	Republic of El Salvador 144A, 7.38%, 12/01/19 (c)		2,200

			7,476

Georgia (USD) (2%)
4,120,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (c)		4,264
8,385,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (c)		8,511
8,920,000	Republic of Georgia 144A, 6.88%, 4/12/21 (c)		9,278

			22,053

Ghana (USD) (2%)
4,480,000	Ghana Government International Bond 144A, 10.75%, 10/14/30 (c)		4,252
3,750,000	Republic of Ghana 144A, 7.88%, 8/07/23 (c)		2,727
9,430,000	Republic of Ghana 144A, 8.13%, 1/18/26 (c)		6,810

			13,789

Guatemala (USD) (0%)
4,160,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (c)		4,306

Honduras (USD) (1%)
4,190,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (c)		4,264
8,485,000	Republic of Honduras 144A, 8.75%, 12/16/20 (c)		9,206

			13,470

Hungary (USD) (3%)
3,120,000	Hungary Government International Bond, 5.38%, 3/25/24		3,444
6,010,000	Hungary Government International Bond, 6.25%, 1/29/20		6,697
5,480,000	Magyar Export-Import Bank Zrt 144A, 4.00%, 1/30/20 (c)		5,505
2,495,000	MFB Magyar Fejlesztesi Bank Zrt 144A, 6.25%, 10/21/20 (c)		2,759
6,120,000	Republic of Hungary, 4.13%, 2/19/18		6,358

			24,763

India (USD) (0%)
1,971,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20		1,989

Indonesia (USD) (5%)
7,695,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25 (c)		7,561
2,960,000	Indonesia Government International Bond 144A, 5.38%, 10/17/23 (c)		3,158
3,790,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (c)		4,162

Principal or Shares	Security Description	Value (000)
4,975,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (c)	$6,299
2,770,000	Indonesia Government International Bond, 8.50%, 10/12/35 (d)	3,507
720,000	Pelabuhan Indonesia III PT 144A, 4.88%, 10/01/24 (c)	689
4,905,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (c)	4,853
10,630,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (c)	8,719
4,970,000	Perusahaan Gas Negara Persero Tbk PT 144A, 5.13%, 5/16/24 (c)	4,857
2,300,000	Republic of Indonesia 144A, 5.25%, 1/17/42 (c)	2,184

		45,989

Ivory Coast (USD) (2%)
11,710,000	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (c)	10,211
4,700,000	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (c)	4,161

		14,372

Jamaica (USD) (2%)
7,530,000	Jamaica Government International Bond, 6.75%, 4/28/28	7,492
4,215,000	Jamaica Government International Bond, 7.63%, 7/09/25	4,479
3,340,000	Jamaica Government International Bond, 7.88%, 7/28/45	3,215

		15,186

Kazakhstan (USD) (2%)
10,230,000	Development Bank of Kazakhstan JSC 144A, 4.13%, 12/10/22 (c)	8,849
4,110,000	KazAgro National Management Holding JSC 144A, 4.63%, 5/24/23 (c)	3,360
3,760,000	Kazakhstan Government International Bond 144A, 6.50%, 7/21/45 (c)	3,657
4,860,000	KazMunayGas National Co. JSC 144A, 6.38%, 4/09/21 (c)	4,783

		20,649

Kenya (USD) (2%)
13,946,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (c)	13,273
5,175,000	Kenya Government International Bond 144A, 6.88%, 6/24/24 (c)	4,632

		17,905

Lithuania (USD) (0%)
1,930,000	Lithuania Government International Bond 144A, 6.13%, 3/09/21 (c)	2,241

Luxembourg (USD) (0%)
2,485,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (c)	2,243

Macedonia (EUR) (0%)
3,520,000	Macedonia Government International Bond 144A, 4.88%, 12/01/20 (c)	3,788

Malaysia (USD) (1%)
4,790,000	Petronas Capital Ltd. 144A, 3.13%, 3/18/22 (c)	4,787
2,220,000	Petronas Capital Ltd. 144A, 3.50%, 3/18/25 (c)	2,185
1,130,000	Petronas Capital Ltd. 144A, 4.50%, 3/18/45 (c)	1,092

		8,064

Mexico (MXN) (1%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43	1,516

52

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

71,600,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (c)	$3,912

		5,428

Mexico (USD) (6%)
2,275,000	Comision Federal de Electricidad 144A, 4.88%, 1/15/24 (c)	2,275
7,355,000	Comision Federal de Electricidad 144A, 6.13%, 6/16/45 (c)	6,969
1,782,150	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (c)	1,622
2,520,000	Grupo Televisa SAB, 6.13%, 1/31/46	2,504
2,280,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (c)	1,864
1,530,000	Mexico Government International Bond, 4.00%, 10/02/23	1,553
4,910,000	Mexico Government International Bond, 4.13%, 1/21/26	4,927
6,565,000	Mexico Government International Bond, 4.60%, 1/23/46	5,851
443,000	Mexico Government International Bond, 5.55%, 1/21/45	448
1,715,000	Mexico Government International Bond, 6.05%, 1/11/40	1,852
4,670,000	Petroleos Mexicanos, 4.88%, 1/24/22	4,390
4,640,000	Petroleos Mexicanos, 5.50%, 6/27/44	3,521
2,520,000	Petroleos Mexicanos, 6.38%, 1/23/45	2,139
10,110,000	Petroleos Mexicanos, 6.63%, 6/15/35	9,000
1,790,000	PLA Administradora Industrial S de RL de CV 144A, 5.25%, 11/10/22 (c)	1,651

		50,566

Mongolia (USD) (1%)
1,430,000	Mongolia Government International Bond 144A, 4.13%, 1/05/18 (c)	1,255
4,210,000	Republic of Mongolia 144A, 5.13%, 12/05/22 (c)	3,183

		4,438

Morocco (USD) (1%)
1,890,000	BMCE Bank, 6.25%, 11/27/18	1,954
2,490,000	Morocco Government International Bond 144A, 4.25%, 12/11/22 (c)	2,510
4,715,000	OCP SA 144A, 5.63%, 4/25/24 (c)	4,707

		9,171

Netherlands (USD) (1%)
8,560,000	Kazakhstan Temir Zholy Finance BV 144A, 6.38%, 10/06/20 (c)	8,256
1,640,000	Majapahit Holding BV 144A, 7.75%, 1/20/20 (c)	1,834
700,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (c)	787
2,600,000	VTR Finance BV 144A, 6.88%, 1/15/24 (c)	2,431

		13,308

Nigeria (USD) (1%)
3,515,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (c)	3,319
2,550,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (c)	2,237

		5,556

Pakistan (USD) (1%)
5,340,000	Pakistan Government International Bond 144A, 7.25%, 4/15/19 (c)	5,467

Principal or Shares	Security Description	Value (000)

1,665,000	Pakistan Government International Bond 144A, 8.25%, 4/15/24 (c)	$1,686
4,900,000	Pakistan Government International Bond 144A, 8.25%, 9/30/25 (c)	4,979

		12,132

Panama (USD) (4%)
8,555,000	Panama Government International Bond, 3.75%, 3/16/25	8,448
550,000	Panama Government International Bond, 4.00%, 9/22/24	555
4,180,000	Republic of Panama, 5.20%, 1/30/20	4,546
14,840,000	Republic of Panama, 6.70%, 1/26/36	17,808
3,135,000	Republic of Panama, 9.38%, 4/01/29	4,538

		35,895

Paraguay (USD) (1%)
790,000	Republic of Paraguay 144A, 4.63%, 1/25/23 (c)	776
6,710,000	Republic of Paraguay 144A, 6.10%, 8/11/44 (c)	6,509

		7,285

Peru (USD) (2%)
2,920,000	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (c)	2,942
5,160,000	Peruvian Government International Bond, 5.63%, 11/18/50	5,341
2,280,000	Peruvian Government International Bond, 7.35%, 7/21/25	2,867
7,035,000	Republic of Peru, 6.55%, 3/14/37	8,143

		19,293

Philippines (USD) (3%)
3,515,000	Power Sector Assets & Liabilities Management Corp. 144A, 7.39%, 12/02/24 (c)	4,561
2,610,000	Republic of Philippines, 4.20%, 1/21/24	2,904
7,765,000	Republic of Philippines, 6.38%, 10/23/34	10,611
5,243,000	Republic of Philippines, 7.75%, 1/14/31	7,671

		25,747

Poland (USD) (1%)
2,230,000	Poland Government International Bond, 4.00%, 1/22/24	2,337
4,685,000	Republic of Poland, 3.00%, 3/17/23	4,623

		6,960

Romania (USD) (4%)
9,240,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (c)	9,737
8,610,000	Romanian Government International Bond 144A, 4.88%, 1/22/24 (c)	9,354
3,620,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (c)	4,296
8,240,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (c)	9,757

		33,144

Russian Federation (USD) (1%)
3,000,000	Russian Foreign Bond - Eurobond 144A, 4.88%, 9/16/23 (c)	3,060
4,000,000	Russian Foreign Bond - Eurobond 144A, 5.63%, 4/04/42 (c)	3,836

		6,896

Senegal (USD) (2%)
9,155,000	Republic of Senegal 144A, 6.25%, 7/30/24 (c)	8,181

53 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

7,550,000	Republic of Senegal 144A, 8.75%, 5/13/21 (c)	$7,982

		16,163

Serbia (USD) (1%)
5,560,000	Republic of Serbia 144A, 5.25%, 11/21/17 (c)	5,764
6,550,000	Republic of Serbia 144A, 5.88%, 12/03/18 (c)	6,874

		12,638

Singapore (INR) (0%)
70,000,000	Standard Chartered Bank/Singapore, 7.28%, 6/05/19	1,032

South Africa (USD) (1%)
8,190,000	Eskom Holdings SOC Ltd. 144A, 5.75%, 1/26/21 (c)	7,160
4,080,000	South Africa Government International Bond, 5.88%, 5/30/22	4,318

		11,478

Sri Lanka (USD) (4%)
2,570,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (c)	2,608
4,630,000	National Savings Bank 144A, 8.88%, 9/18/18 (c)	4,751
12,270,000	Republic of Sri Lanka 144A, 5.88%, 7/25/22 (c)	11,133
4,430,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (c)	4,236
1,845,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19 (c)	1,810
4,270,000	Sri Lanka Government International Bond 144A, 6.25%, 7/27/21 (c)	4,035
5,230,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (c)	4,785

		33,358

Sweden (USD) (0%)
4,150,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (c)	4,391

Tanzania (USD) (1%)
14,055,000	United Republic of Tanzania, 6.54%, 3/09/20 (d)	13,405

Tunisia (USD) (1%)
12,055,000	Banque Centrale de Tunisie SA 144A, 5.75%, 1/30/25 (c)	10,066

Turkey (USD) (3%)
2,120,000	Export Credit Bank of Turkey 144A, 5.88%, 4/24/19 (c)	2,198
2,700,000	Republic of Turkey, 4.88%, 4/16/43	2,415
4,570,000	Republic of Turkey, 6.88%, 3/17/36	5,201
4,610,000	Republic of Turkey, 7.38%, 2/05/25	5,439
3,700,000	Republic of Turkey, 8.00%, 2/14/34	4,678
6,710,000	Turkey Government International Bond, 5.63%, 3/30/21	7,156
4,570,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (c)	4,643

		31,730

Ukraine (USD) (2%)
3,015,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (c)	1,147
312,000	Ukraine Government International Bond 144A, 7.75%, 9/01/19 (c)	295
1,603,000	Ukraine Government International Bond 144A, 7.75%, 9/01/20 (c)	1,512

Principal or Shares	Security Description	Value (000)

1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/21 (c)	$1,405
6,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (c)	6,093
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (c)	1,390
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (c)	1,379
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (c)	1,372
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/26 (c)	1,368
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (c)	1,349

		17,310

United Kingdom (INR) (2%)
295,000,000	Standard Chartered Bank/Singapore 144A, 7.16%, 5/23/23 (c)	4,204
81,000,000	Standard Chartered Bank/Singapore, 7.16%, 5/23/23	1,154
250,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (c)	3,685
234,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (c)	3,449
50,000,000	Standard Chartered Bank/Singapore, 8.83%, 11/29/23	776
43,000,000	Standard Chartered Bank/Singapore, 9.34%, 8/27/24	670

		13,938

United States (USD) (0%)
3,500,000	Cemex Finance LLC 144A, 9.38%, 10/12/22 (c)	3,551

Uruguay (USD) (3%)
12,935,525	Uruguay Government International Bond, 4.38%, 10/27/27	12,709
8,264,000	Uruguay Government International Bond, 4.50%, 8/14/24	8,409
6,749,580	Uruguay Government International Bond, 5.10%, 6/18/50	5,855

		26,973

Venezuela (USD) (2%)
14,560,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	4,259
6,620,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (c)	1,962
5,540,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (d)	1,868
8,550,000	Republic of Venezuela, 6.00%, 12/09/20 (d)	2,800
2,640,000	Republic of Venezuela, 7.00%, 3/31/38 (d)	865
6,584,000	Republic of Venezuela, 7.65%, 4/21/25 (d)	2,206
1,740,000	Venezuela Government International Bond, 9.25%, 9/15/27	648

		14,608

Vietnam (USD) (1%)
10,775,000	Vietnam Government International Bond 144A, 4.80%, 11/19/24 (c)	10,343
2,030,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (c)	2,221

		12,564

54

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Virgin Islands (British) (USD) (0%)
935,000	State Grid Overseas Investment 2013 Ltd. 144A, 4.38%, 5/22/43 (c)	$979

Zambia (USD) (1%)
1,190,000	Republic of Zambia 144A, 5.38%, 9/20/22 (c)	796
9,025,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (c)	6,495
6,330,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (c)	4,542

		11,833

Total Bonds (Cost - $968,628)		901,544

Investment Company (1%)
6,430,131	Payden Cash Reserves Money Market Fund * (Cost - $6,430)	6,430

Total (Cost - $975,058) (99%)		907,974
Other Assets, net of Liabilities (1%)		10,951

Net Assets (100%)		$918,925

*	Affiliated investment
(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(b)	Non-income producing security.
(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/24/2016	Chinese Yuan (Sell 63,442)	Barclays Bank PLC	$66
3/29/2016	Euro (Sell 3,519)	BNP PARIBAS	6
4/28/2016	Euro (Sell 10,509)	BNP PARIBAS	21
2/17/2016	India Rupee (Sell 715,650)	Barclays Bank PLC	46
2/19/2016	Mexican Peso (Sell 101,950)	Credit Suisse First Boston International	429
2/18/2016	South Korean Won (Sell 5,610,000)	Barclays Bank PLC	138

			$706

Liabilities:
4/4/2016	Malaysian Ringgit (Sell 20,108)	HSBC Bank USA, N.A.	$(248)
4/27/2016	Thailand Baht (Sell 82,140)	Barclays Bank PLC	(41)
2/12/2016	Turkish Lira (Sell 14,082)	Barclays Bank PLC	(44)

			$(333)

55 Payden Mutual Funds

Payden Emerging Markets Local Bond Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (93%)
Brazil (BRL) (10%)
9,819,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/17	$2,371
3,802,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21	781
16,591,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/23	3,207
8,935,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/25	1,645
3,875,000	Brazil Notas do Tesouro Nacional Serie F,
	10.00%, 1/01/18	897
9,760,000	Brazil Notas do Tesouro Nacional Serie F,
	10.00%, 1/01/19	2,163

		11,064

Chile (CLP) (0%)
79,000,000	Republic of Chile, 5.50%, 8/05/20	113

Colombia (COP) (5%)
540,000,000	Colombia Government International Bond,
	7.75%, 4/14/21	166
6,545,000,000	Colombian TES, 7.00%, 5/04/22	1,862
6,149,000,000	Colombian TES, 10.00%, 7/24/24	2,030
1,000,000,000	Colombian TES, 11.00%, 7/24/20	338
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	266
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	346
1,245,000,000	Empresas Publicas de Medellin ESP 144A,
	7.63%, 9/10/24 (a)	325
1,036,000,000	Empresas Publicas de Medellin ESP 144A,
	8.38%, 2/01/21 (a)	304
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 (a)	406

		6,043

Costa Rica (CRC) (0%)
218,400,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	426

Germany (IDR) (4%)
31,000,000,000	Deutsche Bank AG/London 144A,
	5.63%, 5/17/23 (a)	1,897
9,000,000,000	Deutsche Bank AG/London 144A,
	7.00%, 5/17/22 (a)	605
24,700,000,000	Deutsche Bank AG/London 144A,
	8.25%, 6/17/32 (a)	1,702

		4,204

Hungary (HUF) (6%)
100,000,000	Hungary Government Bond, 3.50%, 6/24/20	369
362,300,000	Hungary Government Bond, 4.00%, 4/25/18	1,327
142,000,000	Hungary Government Bond, 5.50%, 6/24/25	590
300,000,000	Hungary Government Bond, 6.50%, 6/24/19	1,202
180,000,000	Hungary Government Bond, 6.75%, 11/24/17	684
518,810,000	Hungary Government Bond, 7.00%, 6/24/22	2,266

		6,438

Indonesia (IDR) (1%)
10,000,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26	729

Malaysia (MYR) (6%)
1,250,000	Malaysia Government Bond, 3.42%, 8/15/22	297
5,120,000	Malaysia Government Bond, 3.89%, 3/15/27	1,204
10,060,000	Malaysia Government Bond, 4.16%, 7/15/21	2,484

Principal or Shares	Security Description	Value (000)

2,705,000	Malaysia Government Bond, 4.18%, 7/15/24	$662
2,250,000	Malaysia Government Bond, 4.38%, 11/29/19	560
4,380,000	Malaysia Government Bond, 4.39%, 4/15/26	1,086
2,560,000	Malaysia Government Bond, 4.50%, 4/15/30	633

		6,926

Mexico (MXN) (10%)
15,000,000	America Movil SAB de CV, 6.00%, 6/09/19	836
72,300	America Movil SAB de CV, 6.45%, 12/05/22	383
10,700,000	Comision Federal de Electricidad,
	7.35%, 11/25/25	577
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43	337
500,000	Mexican Bonos, 5.00%, 6/15/17	28
11,000,000	Mexican Bonos, 6.50%, 6/10/21	639
35,000,000	Mexican Bonos, 6.50%, 6/09/22	2,022
10,700,000	Mexican Bonos, 7.75%, 5/29/31	655
5,200,000	Mexican Bonos, 7.75%, 11/13/42	317
35,500,000	Mexican Bonos, 8.00%, 6/11/20	2,173
12,940,000	Mexican Bonos, 8.50%, 5/31/29	844
1,599,000	Mexican Bonos, 8.50%, 11/18/38	105
13,793,100	Mexican Bonos, 10.00%, 12/05/24	974
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	882
9,900,000	Red de Carreteras de Occidente SAPIB de CV
	144A, 9.00%, 6/10/28 (a)	541

		11,313

Nigeria (NGN) (1%)
160,600,000	Nigeria Government International Bond 144A,
	13.05%, 8/16/16 (a)	831
46,000,000	Nigeria Government International Bond 144A,
	16.00%, 6/29/19 (a)	265

		1,096

Peru (PEN) (1%)
1,730,000	Republic of Peru 144A, 5.70%, 8/12/24 (a)	449
500,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	128
2,930,000	Republic of Peru 144A, 6.95%, 8/12/31 (a)	770
860,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	259

		1,606

Philippines (PHP) (0%)
17,000,000	Republic of Philippines, 6.25%, 1/14/36	397

Poland (PLN) (10%)
13,420,000	Poland Government Bond, 1.50%, 4/25/20	3,205
3,674,000	Poland Government Bond, 3.25%, 7/25/25	922
830,000	Poland Government Bond, 3.75%, 4/25/18	213
6,542,000	Poland Government Bond, 4.00%, 10/25/23	1,734
4,375,000	Poland Government Bond, 5.25%, 10/25/20	1,219
14,790,000	Poland Government Bond, 5.50%, 10/25/19	4,094

		11,387

Romania (RON) (3%)
2,150,000	Romania Government Bond, 5.60%, 11/28/18	570
3,500,000	Romania Government Bond, 5.85%, 4/26/23	976
6,330,000	Romania Government Bond, 5.95%, 6/11/21	1,763

		3,309

Russian Federation (RUB) (5%)
123,000,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23	1,395
107,130,000	Russian Federal Bond - OFZ, 7.50%, 2/27/19	1,329
160,770,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	1,928
57,000,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	669

		5,321

56

Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)
Singapore (INR) (0%)
13,000,000	Standard Chartered Bank/Singapore,
	7.28%, 6/05/19	$192

South Africa (ZAR) (8%)
49,200,000	Republic of South Africa, 6.25%, 3/31/36	2,162
27,035,019	Republic of South Africa, 6.50%, 2/28/41	1,181
35,350,000	Republic of South Africa, 7.00%, 2/28/31	1,774
11,510,000	Republic of South Africa, 7.25%, 1/15/20	690
32,200,000	South Africa Government Bond, 7.75%, 2/28/23	1,893
4,200,000	South Africa Government Bond, 8.25%, 9/15/17	265
3,300,000	South Africa Government Bond,
	10.50%, 12/21/26	226
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 (a)	645

		8,836

Thailand (THB) (7%)
56,500,000	Thailand Government Bond, 3.63%, 6/16/23	1,737
67,470,000	Thailand Government Bond, 3.65%, 12/17/21	2,065
85,190,000	Thailand Government Bond, 3.88%, 6/13/19	2,566
50,200,000	Thailand Government Bond, 4.88%, 6/22/29	1,759

		8,127

Turkey (TRY) (8%)
1,065,000	Turkey Government Bond, 6.30%, 2/14/18	333
225,000	Turkey Government Bond, 7.40%, 2/05/20	69
7,415,000	Turkey Government Bond, 8.50%, 9/14/22	2,271
1,092,824	Turkey Government Bond, 8.80%, 11/14/18	355
6,725,000	Turkey Government Bond, 9.00%, 3/08/17	2,241
3,070,000	Turkey Government Bond, 9.00%, 7/24/24	957
5,350,000	Turkey Government Bond, 9.50%, 1/12/22	1,730
1,670,000	Turkey Government Bond, 10.40%, 3/20/24	560

		8,516

United Kingdom (IDR) (1%)
5,800,000,000	Standard Chartered Bank/Singapore 144A,
	8.38%, 3/19/24 (a)	423
14,000,000,000	Standard Chartered Bank/Singapore 144A,
	8.38%, 9/17/26 (a)	1,020

		1,443

United Kingdom (INR) (3%)
60,000,000	Standard Chartered Bank/Singapore 144A,
	7.16%, 5/23/23 (a)	855
24,000,000	Standard Chartered Bank/Singapore,
	7.16%, 5/23/23	342
75,000,000	Standard Chartered Bank/Singapore 144A,
	7.28%, 6/05/19 (a)	1,105
51,000,000	Standard Chartered Bank/Singapore 144A,
	8.83%, 11/29/23 (a)	792
38,000,000	Standard Chartered Bank/Singapore,
	8.83%, 11/29/23	590
13,000,000	Standard Chartered Bank/Singapore,
	9.34%, 8/27/24	202

		3,886

Principal or Shares	Security Description	Value (000)
United States (IDR) (4%)
5,500,000,000	JPMorgan Chase Bank, N.A., 8.38%, 3/19/24	$401
49,194,000,000	JPMorgan Chase Bank, N.A. 144A,
	9.50%, 7/17/31 (a)	3,755

		4,156

Total Bonds (Cost - $133,108)		105,528

Investment Company (6%)
2,827,835	Payden Cash Reserves Money Market Fund *	2,828
478,709	Payden Emerging Markets Corporate Bond Fund, SI Class *	4,476

Total Investment Company (Cost - $7,728)		7,304

Total (Cost - $140,836) (99%)		112,832
Other Assets, net of Liabilities (1%)		1,217

Net Assets (100%)		$114,049

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/24/2016	Chinese Yuan (Sell 14,827)	Barclays Bank PLC	$41
4/28/2016	Euro (Sell 2,062)	BNP PARIBAS	4
2/9/2016	Indonesian Rupiah (Buy 1,564,000)	HSBC Bank USA, N.A.	1
4/4/2016	Malaysian Ringgit (Buy 13,715)	HSBC Bank USA, N.A.	76
2/25/2016	New Taiwan Dollar (Sell 40,870)	HSBC Bank USA, N.A.	21
2/26/2016	Poland Zloty (Sell 2,513)	Barclays Bank PLC	10
2/18/2016	South Korean Won (Sell 728,000)	Barclays Bank PLC	18

			$171

Liabilities:
2/17/2016	India Rupee (Sell 166,260)	Barclays Bank PLC	$(4)
2/29/2016	Nigerian Naira (Sell 275,700)	JP Morgan Chase Bank, N.A.	(151)
2/23/2016	Nuevo Sol (Buy 1,177)	Barclays Bank PLC	(9)
2/26/2016	South African Rand (Buy 14,110)	BNP PARIBAS	(90)
2/26/2016	South African Rand (Buy 2,470)	HSBC Bank USA, N.A.	(5)

			$(259)

57    Payden Mutual Funds

Payden Emerging Markets Corporate Bond Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (95%)
Argentina (USD) (1%)
360,000	YPF SA 144A, 8.50%, 7/28/25 (a)	$337

Australia (USD) (1%)
240,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	243

Azerbaijan (USD) (1%)
200,000	International Bank of Azerbaijan OJSC,
	5.63%, 6/11/19	168
200,000	Republic of Azerbaijan International Bond 144A, 4.75%, 3/18/24 (a)	179

		347

Barbados (USD) (1%)
200,000	Columbus International Inc. 144A,
	7.38%, 3/30/21 (a)	201

Bermuda (USD) (3%)
220,000	Digicel Group Ltd. 144A, 7.13%, 4/01/22 (a)	165
520,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (a)	423
210,000	Digicel Ltd. 144A, 6.00%, 4/15/21 (a)	184
200,000	Ooredoo International Finance Ltd. 144A,
	3.88%, 1/31/28 (a)	183

		955

Brazil (USD) (2%)
285,000	Brazilian Government International Bond,
	2.63%, 1/05/23	226
280,000	Caixa Economica Federal 144A,
	2.38%, 11/06/17 (a)	265
620,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)	220

		711

Canada (USD) (1%)
420,000	CNOOC Nexen Finance 2014 ULC,
	4.25%, 4/30/24	427
185,000	First Quantum Minerals Ltd. 144A,
	6.75%, 2/15/20 (a)	85
195,000	Pacific Rubiales Energy Corp. 144A,
	7.25%, 12/12/21 (a)	26

		538

Cayman Islands (USD) (9%)
200,000	ADCB Finance Cayman Ltd., 3.13%, 5/28/23	196
205,000	Alibaba Group Holding Ltd., 4.50%, 11/28/34	201
210,000	Braskem Finance Ltd. 144A, 5.38%, 5/02/22 (a)	186
400,000	Hutchison Whampoa International 11 Ltd.
	144A, 4.63%, 1/13/22 (a)	436
350,000	Hutchison Whampoa International 12 Ltd.
	144A, 6.00%, 5/29/49 (a)	365
425,000	Industrial Senior Trust 144A,
	5.50%, 11/01/22 (a)	395
280,000	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	265
220,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/04/20 (a)	215
337,550	Odebrecht Drilling Norbe VIII / IX Ltd. 144A, 6.35%, 6/30/21 (a)	125
200,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	205
250,000	Tencent Holdings Ltd. 144A, 3.80%, 2/11/25 (a)	250

Principal or Shares	Security Description	Value (000)

360,000	Vale Overseas Ltd., 6.25%, 1/23/17	$360
425,000	Vale Overseas Ltd., 6.88%, 11/21/36	270

		3,469

Chile (USD) (4%)
270,000	Colbun SA 144A, 6.00%, 1/21/20 (a)	289
360,000	Corpbanca SA, 3.13%, 1/15/18	355
200,000	GNL Quintero SA 144A, 4.63%, 7/31/29 (a)	191
270,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	246
250,000	Latam Airlines 2015-1 Pass Through Trust B 144A, 4.50%, 11/15/23 (a)	224
300,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	297

		1,602

Colombia (USD) (1%)
180,000	Ecopetrol SA, 5.38%, 6/26/26	145
280,000	Ecopetrol SA, 5.88%, 5/28/45	195

		340

Costa Rica (USD) (2%)
400,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	398
200,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	169

		567

Dominica Republic (USD) (1%)
210,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.75%, 11/13/19 (a)	221

Georgia (USD) (1%)
250,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	259
200,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	203

		462

Ghana (USD) (0%)
230,000	Republic of Ghana 144A, 7.88%, 8/07/23 (a)	167

Hong Kong (USD) (3%)
250,000	AIA Group Ltd. 144A, 3.20%, 3/11/25 (a)	247
420,000	ICBCIL Finance Co. Ltd. 144A,
	3.20%, 11/10/20 (a)	423
265,000	Swire Properties MTN Financing Ltd.,
	4.38%, 6/18/22	287

		957

Hungary (USD) (0%)
160,000	Hungary Government International Bond,
	5.38%, 2/21/23	176

India (USD) (3%)
200,000	Adani Ports & Special Economic Zone Ltd. 144A, 3.50%, 7/29/20 (a)	199
200,000	Export-Import Bank of India, 4.00%, 1/14/23	204
260,000	ICICI Bank Ltd./Dubai 144A,
	4.70%, 2/21/18 (a)	271
200,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	202
260,000	State Bank of India/London 144A,
	4.13%, 8/01/17 (a)	267

		1,143

Indonesia (USD) (3%)
520,000	Bank Rakyat Indonesia Persero Tbk PT,
	2.95%, 3/28/18	517

58

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

200,000	Pelabuhan Indonesia III PT 144A,
	4.88%, 10/01/24 (a)	$191
200,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	198
260,000	Perusahaan Gas Negara Persero Tbk PT 144A,
	5.13%, 5/16/24 (a)	254

		1,160

Israel (USD) (2%)
445,000	Israel Electric Corp. Ltd., 2.50%, 1/17/18	443
350,000	Israel Electric Corp. Ltd. 144A,
	7.25%, 1/15/19 (a)	387

		830

Jamaica (USD) (1%)
200,000	Jamaica Government International Bond,
	6.75%, 4/28/28	199

Kazakhstan (USD) (1%)
180,000	KazMunayGas National Co. JSC 144A,
	9.13%, 7/02/18 (a)	193

Luxembourg (USD) (5%)
200,000	Altice Financing SA 144A, 7.88%, 12/15/19 (a)	209
240,000	Altice SA 144A, 7.75%, 5/15/22 (a)	225
260,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	235
400,000	Gazprom OAO Via Gaz Capital SA 144A,
	3.85%, 2/06/20 (a)	377
425,000	Millicom International Cellular SA 144A,
	6.63%, 10/15/21 (a)	380
290,000	Sberbank of Russia Via SB Capital SA 144A,
	6.13%, 2/07/22 (a)	296

		1,722

Marshall Islands (USD) (1%)
200,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	211

Mexico (MXN) (0%)
3,410,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	186

Mexico (USD) (10%)
375,000	America Movil SAB de CV, 3.13%, 7/16/22	374
330,000	Axtel SAB de CV 144A, 9.00%, 1/31/20 (a)	353
300,000	BBVA Bancomer SA/Grand Cayman 144A,
	6.01%, 5/17/22 (a)	298
375,000	Cemex SAB de CV 144A, 6.13%, 5/05/25 (a)	322
300,000	Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	310
240,000	Elementia SAB de CV 144A, 5.50%, 1/15/25 (a)	223
244,801	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	223
200,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (a)	208
180,000	Grupo Bimbo SAB de CV 144A,
	4.50%, 1/25/22 (a)	187
270,000	Grupo Televisa SAB, 6.13%, 1/31/46	268
200,000	Mexichem SAB de CV 144A, 4.88%, 9/19/22 (a)	200
200,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	164
242,060	Mexico Generadora de Energia S de rl 144A,
	5.50%, 12/06/32 (a)	200
250,000	Petroleos Mexicanos 144A, 5.63%, 1/23/46 (a)	193
200,000	PLA Administradora Industrial S de RL de CV
	144A, 5.25%, 11/10/22 (a)	184

		3,707

Morocco (USD) (2%)
200,000	BMCE Bank, 6.25%, 11/27/18	207

Principal or Shares	Security Description	Value (000)

240,000	OCP SA 144A, 4.50%, 10/22/25 (a)	$217
460,000	OCP SA 144A, 5.63%, 4/25/24 (a)	459

		883

Netherlands (USD) (5%)
540,000	Bharti Airtel International Netherlands BV
	144A, 5.13%, 3/11/23 (a)	556
415,000	Lukoil International Finance BV 144A,
	6.13%, 11/09/20 (a)	426
200,000	Majapahit Holding BV 144A,
	8.00%, 8/07/19 (a)	225
240,000	Petrobras Global Finance BV, 4.38%, 5/20/23	159
215,000	Petrobras Global Finance BV, 6.88%, 1/20/40	137
325,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	304

		1,807

Nigeria (USD) (0%)
200,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (a)	175

Panama (USD) (1%)
220,000	Avianca Holdings SA / Avianca Leasing LLC /
	Grupo Taca Holdings Ltd. 144A,
	8.38%, 5/10/20 (a)	176
200,000	Panama Government International Bond,
	3.75%, 3/16/25	197

		373

Paraguay (USD) (1%)
385,000	Banco Regional SAECA 144A,
	8.13%, 1/24/19 (a)	391

Peru (USD) (1%)
200,000	Abengoa Transmision Sur SA 144A,
	6.88%, 4/30/43 (a)	201
180,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	170

		371

Philippines (USD) (1%)
200,000	International Container Terminal Services Inc.,
	7.38%, 3/17/20	229

Qatar (USD) (1%)
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III
	144A, 5.84%, 9/30/27 (a)	507

Senegal (USD) (1%)
200,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	211

Singapore (USD) (5%)
360,000	BOC Aviation Pte Ltd., 4.38%, 5/02/23	373
350,000	DBS Bank Ltd., 3.63%, 9/21/22 (b)	358
320,000	Flextronics International Ltd., 4.63%, 2/15/20	328
355,000	Oversea-Chinese Banking Corp. Ltd. 144A,
	3.15%, 3/11/23 (a)	359
250,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)	244

		1,662

South Korea (USD) (3%)
260,000	Korea Development Bank, 3.00%, 3/17/19	268
350,000	Korea Gas Corp. 144A, 2.88%, 7/29/18 (a)	358
440,000	Korea Hydro & Nuclear Power Co. Ltd. 144A,
	2.88%, 10/02/18 (a)	451
210,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (a)	211

		1,288

59    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Spain (USD) (1%)
200,000	Banco Bilbao Vizcaya Argentaria SA,
	9.00%, 5/29/49	$209

Sri Lanka (USD) (1%)
200,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	205
200,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (a)	191

		396

Sweden (USD) (2%)
220,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (a)	233
480,000	PKO Finance AB 144A, 4.63%, 9/26/22 (a)	490

		723

Tanzania (USD) (0%)
200,000	Tanzania Government International Bond,
	6.54%, 3/09/20 (b)	191

Thailand (USD) (1%)
425,000	Bangkok Bank PCL/Hong Kong 144A,
	4.80%, 10/18/20 (a)	465

Turkey (USD) (2%)
550,000	Turkiye Garanti Bankasi AS 144A,
	4.00%, 9/13/17 (a)	558
270,000	Turkiye Vakiflar Bankasi Tao 144A,
	5.00%, 10/31/18 (a)	274

		832

United Arab Emirates (USD) (3%)
470,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	449
270,000	First Gulf Bank PJSC, 3.25%, 1/14/19	273
200,000	Ruwais Power Co. PJSC 144A,
	6.00%, 8/31/36 (a)	205

		927

United States (USD) (5%)
215,000	Ally Financial Inc., 3.25%, 11/05/18	211
180,000	Anheuser-Busch InBev Finance Inc.,
	4.90%, 2/01/46	187
195,000	AT&T Inc., 4.75%, 5/15/46	174
180,000	Baxalta Inc. 144A, 4.00%, 6/23/25 (a)	179
270,000	Cemex Finance LLC 144A, 9.38%, 10/12/22 (a)	274
200,000	FS Investment Corp., 4.25%, 1/15/20	203
255,000	Hyundai Capital America 144A,
	2.40%, 10/30/18 (a)	256
230,000	Morgan Stanley, 5.55%, 12/29/49	228

		1,712

Vietnam (USD) (0%)
200,000	Vietnam Government International Bond 144A, 4.80%, 11/19/24 (a)	192

Principal or Shares	Security Description	Value (000)
Virgin Islands (British) (USD) (2%)
275,000	CLP Power Hong Kong Financing Ltd.,
	3.13%, 5/06/25	$273
450,000	Sinopec Group Overseas Development 2015 Ltd. 144A, 2.50%, 4/28/20 (a)	447

		720

Total Bonds (Cost - $36,559)		34,908

Investment Company (4%)
1,322,728	Payden Cash Reserves Money Market Fund *
	(Cost - $1,323)	1,323

Total (Cost - $37,882) (99%)		36,231
Other Assets, net of Liabilities (1%)		327

Net Assets (100%)		$36,558

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/24/2016	Chinese Yuan (Sell 1,155)	Barclays Bank PLC	$2
4/28/2016	Euro (Sell 420)	BNP PARIBAS	1
2/19/2016	Mexican Peso (Sell 3,320)	Credit Suisse First Boston International	14
2/18/2016	South Korean Won (Sell 210,000)	Barclays Bank PLC	5

			$22

Liabilities:
4/4/2016	Malaysian Ringgit (Sell 402)	HSBC Bank USA, N.A.	$(4)
4/27/2016	Thailand Baht (Sell 3,290)	Barclays Bank PLC	(2)
2/12/2016	Turkish Lira (Sell 526)	Barclays Bank PLC	(2)

			$(8)

60

Payden Equity Income Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (99%)
Common Stock (83%)
314,100	Altria Group Inc.	$19,195
136,100	Ameren Corp.	6,114
178,200	Arthur J Gallagher & Co.	6,707
295,200	AT&T Inc.	10,645
96,300	Bank of Hawaii Corp.	5,771
47,400	Boeing Co.	5,694
98,300	Chevron Corp.	8,500
478,000	Cisco Systems Inc.	11,372
129,500	CME Group Inc.	11,635
81,700	Consolidated Edison Inc.	5,669
134,700	Darden Restaurants Inc.	8,494
123,100	Dow Chemical Co.	5,170
121,600	Duke Energy Corp.	9,156
102,200	Exxon Mobil Corp.	7,956
547,800	General Electric Co.	15,941
200,800	General Mills Inc.	11,347
83,600	Hasbro Inc.	6,210
369,700	Intel Corp.	11,468
78,300	International Business Machines Corp.	9,771
94,000	Johnson & Johnson	9,817
260,900	JPMorgan Chase & Co.	15,523
97,100	Kimberly-Clark Corp.	12,470
182,100	Kraft Heinz Co.	14,215
80,900	Lockheed Martin Corp.	17,070
293,300	Mattel Inc.	8,092
258,100	Maxim Integrated Products Inc.	8,620
120,300	McDonald’s Corp.	14,891
262,200	Merck & Co. Inc.	13,286
155,000	MetLife Inc.	6,921
127,700	Microchip Technology Inc.	5,722
163,900	Microsoft Corp. (a)	9,029
261,200	Paychex Inc.	12,501
100,600	PepsiCo Inc.	9,989
448,200	Pfizer Inc.	13,666
67,300	Philip Morris International Inc.	6,058
88,000	Procter & Gamble Co.	7,189
97,400	Prudential Financial Inc.	6,826
134,800	Qualcomm Inc.	6,112
647,000	Regal Entertainment Group	11,161
241,901	Reynolds American Inc.	12,083
108,200	Seagate Technology PLC	3,143
278,100	Six Flags Entertainment Corp.	13,980
137,200	Southern Co.	6,712

Principal or Shares	Security Description		Value (000)

76,400	Target Corp.		$5,533
242,800	Verizon Communications Inc.		12,133
176,900	Waste Management Inc.		9,367
312,100	Wells Fargo & Co. (a)		15,677
145,200	Westar Energy Inc.		6,325

			470,926

Master Limited Partnership (2%)
360,300	Enterprise Products Partners LP		8,615
73,400	Magellan Midstream Partners LP		4,714

			13,329

Preferred Stock (6%)
19,500	Bank of America Corp., 6.50%		508
95,700	Bank of America Corp., 6.625%		2,533
137,000	DDR Corp., 6.50%		3,488
95,900	Discover Financial Services, 6.50%		2,489
116,000	Goldman Sachs Group Inc., 5.50%		2,896
196,600	Goldman Sachs Group Inc., 5.95%		5,078
119,900	Kinder Morgan Inc./DE., 9.75%		5,174
49,000	Public Storage, 5.875%		1,311
110,900	US Bancorp, 6.50%		3,164
192,600	Wells Fargo & Co., 6.00%		5,062

			31,703

Real Estate Investment Trust (8%)
77,700	Digital Realty Trust Inc.		6,222
163,700	Equity Residential		12,620
114,400	Prologis Inc.		4,515
56,400	Public Storage		14,301
47,600	Simon Property Group Inc.		8,867

			46,525

Total Stocks (Cost - $538,442)			562,483

Investment Company (3%)
17,010,018	Payden Cash Reserves Money Market Fund *
	(Cost - $17,010)		17,010

Total Investment Company (Cost - $17,010)			17,010

Total (Cost - $555,452) (102%)			579,493
Liabilities in excess of Other Assets (-2%)			(11,234)

Net Assets (100%)		$	568,259

*	Affiliated investment
(a)	All or a portion of the security is pledged to cover futures contract margin requirements.

61    Payden Mutual Funds

Payden / Kravitz Cash Balance Plan Fund

Schedule of Investments - January 31, 2016 (Unaudited)

Principal or Shares	Security Description		Value (000)
Asset Backed (14%)
796,822	American Homes 4 Rent 2014-SFR1 144A, 1.68%, 6/17/31 (a)	$	784
619,577	American Residential Properties 2014-SFR1 Trust 144A, 1.53%, 9/17/31 (a)		608
1,580,000	Apidos CDO 144A, 4.12%, 4/15/25 (a)		1,455
1,750,000	Babson CLO Ltd./Cayman Islands 144A, 3.82%, 4/20/25 (a)		1,562
1,750,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 4.37%, 4/18/25 (a)		1,625
1,750,000	Cent CLO LP 144A, 3.77%, 7/23/25 (a)		1,495
960,000	CIFC Funding 2013-III Ltd. 144A, 3.57%, 10/24/25 (a)		840
612,632	Colony American Homes 2014-1 144A, 1.58%, 5/17/31 (a)		607
580,271	Colony American Homes 2014-2 144A, 1.38%, 7/17/31 (a)		568
699,106	Colony American Homes 2015-1 144A, 1.63%, 7/17/32 (a)		681
1,750,000	Dryden XXII Senior Loan Fund 144A, 3.56%, 8/15/25 (a)		1,485
315,845	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, 0.67%, 12/25/35		290
713,496	Invitation Homes 2013-SFR1 Trust 144A, 1.58%, 12/17/30 (a)		705
1,290,000	Invitation Homes 2014-SFR1 Trust 144A, 1.43%, 6/17/31 (a)		1,266
1,945,000	Invitation Homes 2014-SFR2 Trust 144A, 1.53%, 9/17/31 (a)		1,914
833,168	Invitation Homes 2015-SFR2 Trust 144A, 1.78%, 6/17/32 (a)		818
285,748	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)		317
56,413	Long Beach Mortgage Loan Trust, 6.25%, 8/25/33		50
925,000	Octagon Investment Partners XIV Ltd. 144A, 4.62%, 1/15/24 (a)		865
700,000	Progress Residential 2015-SFR1 Trust 144A, 1.83%, 2/17/32 (a)		689
74,458	Residential Asset Securities Corp. Trust, 4.71%, 11/25/33		72
900,000	Santander Drive Auto Receivables Trust 2015-3, 3.49%, 5/17/21		907
500,000	Symphony CLO Ltd. 144A, 4.12%, 10/15/25 (a)		455
875,000	Tyron Park CLO Ltd. 144A, 4.12%, 7/15/25 (a)		807
687,943	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)		684
431,329	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)		427
518,188	VOLT XXVI LLC 144A, 3.13%, 9/25/43 (a)		512
1,205,209	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)		1,188
902,757	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (a)		889
703,423	VOLT XXXVIII LLC 144A, 3.88%, 9/25/45 (a)		696
1,740,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (a)		1,740

Total Asset Backed (Cost - $28,108)			27,001

Bank Loans(b) (6%)
351,325	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20		352

Principal or Shares	Security Description	Value (000)

562,088	Allison Transmission Inc. Term Loan B3 1L, 3.50%, 8/23/19	$561
243,775	Asurion LLC, 5.00%, 5/24/19	223
265,813	Asurion LLC Term Loan B1 1L, 5.00%, 5/24/19	251
724,889	Berry Plastics Group Inc. Term Loan E 1L, 3.75%, 1/06/21	718
839,850	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	836
987,462	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.25%, 3/31/16	972
1,340,000	Charter Communications Operating LLC Term Loan H, 3.25%, 8/24/21	1,331
903,987	Dell Inc. Term Loan B IL, 4.00%, 4/29/20	903
581,255	Dollar Tree Inc. Term Loan B 1L, 3.50%, 7/06/22	581
950,000	Energy Transfer Equity LP Term Loan 1L, 3.25%, 12/02/19	720
562,113	HUB International Ltd. Term Loan B 1L, 4.00%, 10/02/20	540
562,063	Live Nation Entertainment Inc. Term Loan B1, 3.50%, 8/16/20	561
681,816	Michaels Stores Inc. Term Loan B2 1L, 4.00%, 1/28/20	678
1,062	Neiman Marcus Group LLC Term Loan 1L, 4.25%, 10/25/20	1
897,744	PetSmart Inc., 4.25%, 3/10/22	872
774,040	Sabre Global Inc. Term Loan B 1L, 4.00%, 2/19/19	767
575,000	UPC Financing Partnership Term Loan 1L, 3.35%, 6/30/21	564

Total Bank Loans (Cost - $11,774)		11,431

Corporate Bond (39%)
380,000	AbbVie Inc., 2.50%, 5/14/20	378
580,000	ABN AMRO Bank NV, 6.25%, 9/13/22 (a)	607
400,000	Actavis Funding SCS, 1.58%, 3/12/18	402
320,000	Actavis Funding SCS, 3.00%, 3/12/20	325
545,000	Air Canada 144A, 8.75%, 4/01/20 (a)	580
785,000	Air Lease Corp., 2.13%, 1/15/18	776
900,000	Aircastle Ltd., 4.63%, 12/15/18	910
890,000	Ally Financial Inc., 3.30%, 7/18/16	891
630,000	American Airlines 2015-2 Class B Pass Through Trust, 4.40%, 9/22/23	620
850,000	Amgen Inc., 2.13%, 5/01/20	843
420,000	Amgen Inc., 3.88%, 11/15/21	443
600,000	Anglo American Capital PLC 144A, 2.63%, 9/27/17 (a)	525
740,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	745
1,020,000	ANZ New Zealand Int’l Ltd./London 144A, 2.25%, 2/01/19 (a)	1,024
890,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.51%, 12/15/19 (a)	853
610,000	Arizona Public Service Co., 2.20%, 1/15/20	615
860,000	AT&T Inc., 2.45%, 6/30/20	851
430,000	AT&T Inc., 3.40%, 5/15/25	413
850,000	AT&T Inc., 4.50%, 5/15/35	769

62

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description		Value (000)

260,000	AT&T Inc., 4.75%, 5/15/46	$	231
600,000	AutoZone Inc., 2.50%, 4/15/21		593
1,130,000	Aviation Capital Group Corp. 144A, 2.88%, 9/17/18 (a)		1,109
570,000	Banco Santander Chile 144A, 1.52%, 4/11/17 (a)		567
800,000	Barclays PLC, 2.88%, 6/08/20		798
250,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (a)		251
600,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)		592
240,000	Baxalta Inc. 144A, 5.25%, 6/23/45 (a)		238
520,000	Baylor Scott & White Holdings, 2.12%, 11/15/20		521
280,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)		281
980,000	Block Financial LLC, 4.13%, 10/01/20		1,001
470,000	BNZ International Funding Ltd., 2.35%, 3/04/19 (c)		471
1,250,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)		1,250
1,250,000	Boston Scientific Corp., 3.85%, 5/15/25		1,245
375,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		377
310,000	CommScope Inc. 144A, 4.38%, 6/15/20 (a)		316
295,000	Compass Bank, 2.75%, 9/29/19		294
510,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18		534
630,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, 2/08/22		669
850,000	Credit Suisse/New York NY, 1.70%, 4/27/18		847
790,000	CVS Health Corp., 2.80%, 7/20/20		804
209,000	DBS Bank Ltd., 1.23%, 7/15/21 (c)		208
1,270,000	Dominion Resources Inc./VA, 2.50%, 12/01/19		1,279
390,000	Dun & Bradstreet Corp., 4.00%, 6/15/20		400
660,000	Express Scripts Holding Co., 2.25%, 6/15/19		656
450,000	Fifth Third Bank/Cincinnati OH, 2.38%, 4/25/19		453
885,000	Fifth Third Bank/Cincinnati OH, 2.88%, 10/01/21		897
800,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18		792
670,000	Frontier Communications Corp., 6.25%, 9/15/21		568
890,000	General Motors Financial Co. Inc., 3.15%, 1/15/20		875
755,000	Glencore Funding LLC 144A, 1.98%, 1/15/19 (a)		573
1,395,000	Goldman Sachs Group Inc., 2.55%, 10/23/19		1,398
800,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)		876
195,000	HealthSouth Corp., 5.75%, 11/01/24		193
800,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)		802
800,000	Hewlett Packard Enterprise Co. 144A, 2.85%, 10/05/18 (a)		800
620,000	HSBC USA Inc., 1.70%, 3/05/18		618
280,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)		279
530,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (a)		531
790,000	Imperial Tobacco Finance PLC 144A, 2.95%, 7/21/20 (a)		801

Principal or Shares	Security Description		Value (000)

250,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	$	252
580,000	ING Bank NV, 4.13%, 11/21/23 (a)		590
410,000	Intercontinental Exchange Inc., 2.75%, 12/01/20		417
725,000	International Lease Finance Corp., 2.46%, 6/15/16		721
860,000	International Lease Finance Corp., 3.88%, 4/15/18		854
660,000	KeyCorp, 2.90%, 9/15/20		665
535,000	Keysight Technologies Inc., 3.30%, 10/30/19		531
660,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19		611
480,000	Kraft Heinz Foods Co. 144A, 2.80%, 7/02/20 (a)		484
560,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)		594
690,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)		782
380,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)		427
620,000	McGraw Hill Financial Inc., 5.90%, 11/15/17		658
1,330,000	Medtronic Inc., 2.50%, 3/15/20		1,352
660,000	Metropolitan Life Global Funding I 144A, 2.30%, 4/10/19 (a)		665
1,680,000	Microsoft Corp., 2.38%, 2/12/22		1,691
250,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)		250
780,000	Morgan Stanley, 2.45%, 2/01/19		783
350,000	Murphy Oil Corp., 2.50%, 12/01/17		294
345,000	Navient Corp., 6.00%, 1/25/17		350
600,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (a)		628
920,000	New York Life Global Funding 144A, 2.10%, 1/02/19 (a)		926
1,310,000	Oracle Corp., 2.38%, 1/15/19		1,342
160,000	Peabody Energy Corp., 6.25%, 11/15/21		9
1,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (a)		891
840,000	PNC Bank NA, 1.80%, 11/05/18		841
845,000	Providence Health & Services Obligated Group, 1.41%, 10/01/16		846
410,000	Prudential Financial Inc., 5.38%, 5/15/45		402
530,000	Prudential Financial Inc., 8.88%, 6/15/38		597
500,000	QBE Insurance Group Ltd. 144A, 2.40%, 5/01/18 (a)		501
510,000	QUALCOMM Inc., 2.25%, 5/20/20		512
800,000	Reliance Standard Life Global Funding II 144A, 3.05%, 1/20/21 (a)		812
300,000	Reynolds American Inc., 3.25%, 6/12/20		308
910,000	Skandinaviska Enskilda Banken AB 144A, 2.63%, 11/17/20 (a)		921
300,000	Sompo Japan Insurance Inc. 144A, 5.33%, 3/28/73 (a)		316
530,000	Southern Power Co., 1.50%, 6/01/18		523
860,000	Southwest Airlines Co., 2.75%, 11/06/19		875
590,000	Sprint Communications Inc., 8.38%, 8/15/17		574
600,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)		591
500,000	UBS Group Funding Jersey Ltd. 144A, 2.95%, 9/24/20 (a)		498
680,000	United Technologies Corp., 6.13%, 2/01/19		762
680,000	Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19		714

63    Payden Mutual Funds

Principal or Shares	Security Description		Value (000)

1,070,000	Visa Inc., 2.20%, 12/14/20	$	1,079
360,000	Voya Financial Inc., 5.65%, 5/15/53		351
1,440,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19		1,453
960,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)		961
470,000	Wells Fargo & Co., 2.13%, 4/22/19		473
1,130,000	Westpac Banking Corp., 2.60%, 11/23/20		1,138
450,000	WM Wrigley Jr. Co. 144A, 2.90%, 10/21/19 (a)		459
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)		634
245,000	Zimmer Holdings Inc., 1.45%, 4/01/17		245
165,000	Zimmer Holdings Inc., 2.00%, 4/01/18		165

Total Corporate Bond (Cost - $73,527)			72,876

Foreign Government (1%)
430,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)		410
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (d)		564

Total Foreign Government (Cost - $1,164)			974

Mortgage Backed (32%)
505,943	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36		434
462,327	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36		417
1,091,983	American Home Mortgage Assets Trust 2007-2, 0.55%, 3/25/47		798
819,529	Banc of America Funding 2005-H Trust, 2.87%, 11/20/35		686
277,451	Bank of America Mortgage Securities Inc., 2.52%, 10/20/32		278
705,315	Chase Mortgage Finance Corp., 6.00%, 5/25/37		580
223,247	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35		214
1,610,155	CHL Mortgage Pass-Through Trust 2006-HYB1, 2.53%, 3/20/36		1,397
2,233,824	Connecticut Avenue Securities, 1.37%, 5/25/24		2,220
861,144	Connecticut Avenue Securities, 1.37%, 5/25/24		852
2,019,629	Connecticut Avenue Securities, 1.62%, 7/25/24		2,015
843,689	Connecticut Avenue Securities, 1.62%, 7/25/24		842
975,510	Connecticut Avenue Securities, 2.37%, 11/25/24		980
142,232	Connecticut Avenue Securities, 2.42%, 10/25/23		143
1,014,050	Countrywide Alternative Loan Trust, 6.00%, 4/25/37		891
811,256	Countrywide Alternative Loan Trust, 6.00%, 4/25/37		713
987,787	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)		946
2,185,081	Fannie Mae Connecticut Avenue Securities, 1.57%, 5/25/25		2,184
627,845	Fannie Mae Connecticut Avenue Securities, 1.92%, 7/25/25		628
493,655	Fannie Mae Connecticut Avenue Securities, 2.12%, 4/25/28		494
1,501,874	Fannie Mae Connecticut Avenue Securities, 2.52%, 11/25/24		1,510
1,200,000	Fannie Mae Connecticut Avenue Securities, 4.42%, 5/25/25		1,103
700,000	Fannie Mae Connecticut Avenue Securities, 5.42%, 7/25/25		671

Principal or Shares	Security Description		Value (000)

550,000	Fannie Mae Connecticut Avenue Securities, 5.42%, 7/25/25	$	528
1,400,000	Fannie Mae Connecticut Avenue Securities, 6.12%, 4/25/28		1,373
1,180,196	FHR 4093 IO, 6.37%, 1/15/38		253
1,393,148	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.32%, 10/25/27		1,389
1,327,244	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.42%, 2/25/24		1,328
851,001	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.47%, 3/25/25		851
1,015,375	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.67%, 3/25/28		1,016
247,363	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.87%, 11/25/23		247
400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.07%, 4/25/24		394
852,957	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.07%, 8/25/24		856
187,733	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.07%, 10/25/24		188
336,124	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.82%, 10/25/24		339
650,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.22%, 3/25/25		606
750,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.57%, 1/25/25		726
4,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 5.12%, 3/25/28		4,118
249,381	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.92%, 1/25/25		255
6,064,696	GNR, 1.23%, 11/20/36		241
855,375	GSMPS Mortgage Loan Trust 2005-RP2 144A, 0.77%, 3/25/35 (a)		738
531,424	HarborView Mortgage Loan Trust 2004-10, 2.98%, 1/19/35		496
148,510	HomeBanc Mortgage Trust, 1.28%, 8/25/29		140
425,354	IndyMac Index Mortgage Loan Trust 2005-AR13, 2.56%, 8/25/35		372
627,717	JP Morgan Alternative Loan Trust, 0.59%, 8/25/36		568
890,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (a)		882
206,218	JP Morgan Mortgage Trust, 6.00%, 7/25/36		186
756,545	JP Morgan Mortgage Trust, 6.00%, 6/25/37		651
985,722	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (a)		998
182,126	MLCC Mortgage Investors Inc., 2.18%, 2/25/36		180
312,989	Morgan Stanley Mortgage Loan Trust, 2.87%, 1/25/35		303
660,214	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)		673
879,895	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (a)		907

64

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

988,489	New Residential Mortgage Loan Trust 2014-3 144A, 5.66%, 11/25/54 (a)	$1,067
450,981	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)	463
915,798	New Residential Mortgage Loan Trust 2015-2, 3.75%, 8/25/55	948
232,884	Prime Mortgage Trust, 5.00%, 10/25/35	229
336,323	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	284
600,718	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	495
119,238	Sequoia Mortgage Trust, 3.50%, 4/25/42	120
954,396	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	954
512,566	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	514
300,000	Springleaf Mortgage Loan Trust 144A, 5.58%, 6/25/58 (a)	301
455,716	Structured Adjustable Rate Mortgage Loan Trust, 2.56%, 8/25/34	446
43,221	Structured Adjustable Rate Mortgage Loan Trust, 2.57%, 8/25/34	43
358,169	Structured Adjustable Rate Mortgage Loan Trust, 2.62%, 12/25/35	290
1,936,738	Structured Asset Mortgage Investments II Trust 2006-AR7, 0.63%, 8/25/36	1,483
1,759,170	Structured Asset Mortgage Investments Inc., 0.73%, 12/25/35	1,275
1,344,954	Structured Asset Mortgage Investments Inc., 1.13%, 1/19/34	1,304
99,490	Structured Asset Mortgage Investments Inc., 2.17%, 10/19/34	84
426,322	Structured Asset Mortgage Investments Inc., 2.42%, 5/25/36	243
42,798	Structured Asset Mortgage Investments Inc., 3.75%, 7/25/32	44
1,750,367	Vendee Mortgage Trust IO, 3.75%, 12/15/33	108
208,174	WaMu Mortgage Pass Through Certificates, 1.18%, 5/25/46	195
488,074	WaMu Mortgage Pass Through Certificates, 1.99%, 10/25/36	418
1,269,418	WaMu Mortgage Pass Through Certificates, 2.22%, 7/25/37	1,086
901,648	WaMu Mortgage Pass Through Certificates, 2.36%, 9/25/36	824
1,779,290	WaMu Mortgage Pass Through Certificates, 2.41%, 9/25/36	1,615
879,637	WaMu Mortgage Pass Through Certificates, 2.44%, 10/25/36	780
691,308	WaMu Mortgage Pass Through Certificates, 4.29%, 2/25/37	639
558,625	Wells Fargo Mortgage Backed Securities Trust, 2.74%, 9/25/34	512
508,468	Wells Fargo Mortgage Backed Securities Trust, 2.74%, 6/25/35	478

Total Mortgage Backed (Cost - $60,475)		60,040

Principal or Shares	Security Description		Value (000)
Municipal (1%)
400,000	Kentucky Asset Liability Commission, 1.69%, 4/01/18		$403
700,000	State Board of Administration Finance Corp., 2.11%, 7/01/18		711
900,000	State of California, 1.05%, 2/01/16		900

Total Municipal (Cost - $2,000)			2,014

U.S. Treasury (7%)
10,000,000	U.S. Treasury Bill, 0.00%, 4/21/16 (e)		9,994
1,900,000	U.S. Treasury Bill, 0.00%, 5/19/16 (e)		1,898
2,000,000	U.S. Treasury Note, 1.38%, 9/30/20		2,006

Total U.S. Treasury (Cost - $13,870)			13,898

Purchased Call Options (0%)
800	iShares 20+ Year Treasury Bond ETF, 138, 2/19/16
	(Cost - $15)		3

Purchased Put Options (0%)
680	iShares 20+ Year Treasury Bond ETF, 117, 2/12/16		1
362	iShares 20+ Year Treasury Bond ETF, 117, 3/18/16		6
525	iShares iBoxx USD High Yield Corporate Bond ETF, 71, 2/19/16		4
53	Spx U.S. 03/18/16, 1575, 3/18/16		17

Total Purchased Put Options (Cost - $63)			28

Investment Company (0%)
498,998	Payden Cash Reserves Money Market Fund *
	(Cost - $499)		499

Total (Cost - $191,495) (100%)			188,764
Liabilities in excess of Other Assets (0%)			(760)

Net Assets (100%)		$	188,004

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2016. The stated maturity is subject to prepayments.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Principal in foreign currency.
(e)	Yield to maturity at time of purchase.

65 Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/1/2016	Australian Dollar (Sell 8,052)	Credit Suisse First Boston International	$121
2/24/2016	Chinese Yuan (Sell 14,229)	Barclays Bank PLC	15
4/26/2016	Japanese Yen (Sell 338,300)	Bank of America N.A.	56
2/19/2016	Mexican Peso (Sell 10,230)	Credit Suisse First Boston International	43
2/25/2016	New Taiwan Dollar (Sell 31,250)	HSBC Bank USA, N.A.	16

			$251

Liabilities:
2/1/2016	Australian Dollar (Buy 8,052)	Credit Suisse First Boston International	$(59)
4/26/2016	British Pound (Buy 1,993)	Bank of America N.A.	(10)
3/10/2016	Euro (Sell 5,272)	BNP PARIBAS	(3)
4/27/2016	Thailand Baht (Sell 86,060)	Barclays Bank PLC	(43)

			$(115)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
114	90-Day Eurodollar Future	Mar-16	$28,322	$8
114	90-Day Eurodollar Future	Mar-17	(28,245)	(15)
90	90-Day Sterling Future	Jun-16	(15,941)	(56)
65	Australian 10 Year Bond Future	Mar-16	(5,954)	(137)
215	Australian 3 Year Bond Future	Mar-16	17,042	140
26	E-MINI NASDAQ 100 Index Future		2,600	(176)
25	Euro-Bund Future	Mar-16	4,424	58
30	Long Gilt Future	Mar-16	(5,143)	(13)
19	S&P 500 E-Mini Future	Mar-16	(1,834)	115
8	U.S. Long Bond Future	Mar-16	(1,288)	(62)
17	U.S. Treasury 10 Year Note Future	Mar-16	(2,203)	(17)
2	U.S. Treasury Ultra Bond Future	Mar-16	(332)	(16)

				$(171)

Open Total Return Swap Contracts

Reference Obligations	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
FNMA 4%	4.00%	1M LIBOR	Barclays	Jan-41	USD 1,007	$(10)
30 Year ISO			Bank PLC

66

Notes to Financial Statements

January 31, 2016

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market, Strategic Income and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

67    Payden Mutual Funds

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Notes to Financial Statements continued

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

69    Payden Mutual Funds

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

There was no written option activity for the Funds during the period ended January 31, 2016.

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended January 31, 2016 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	7%	0%	0%	0%
Low Duration	3%	3%	3%	0%
U.S. Government	0%	0%	4%	0%
GNMA	0%	0%	27%	0%
Core Bond	14%	0%	12%	0%
Corporate Bond	7%	0%	48%	0%
Strategic Income	14%	1%	9%	0%
Absolute Return	12%	0%	35%	0%
High Income	8%	0%	9%	0%
Global Low Duration	8%	2%	24%	0%
Global Fixed Income	80%	0%	62%	1%
Emerging Markets Bond	5%	0%	0%	0%
Emerging Markets Local Bond	12%	0%	0%	0%
Emerging Markets Corporate Bond	3%	0%	0%	0%
Equity Income	0%	0%	0%	4%
PK Cash Balance Plan	12%	1%	36%	2%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitment

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Notes to Financial Statements continued

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2015	Purchases	Sales	Dividends	Value Jan 31, 2016
Investments in Cash Reserves Money Market Fund
Limited Maturity	$ 6,386,564	$ 373,007,357	$ 376,596,438	$186	$ 2,797,483
Low Duration	8,216,035	489,967,310	494,676,860	303	3,506,485
U.S. Government	13,048,513	473,973,548	479,376,999	268	7,645,062
GNMA	6,822,106	377,997,926	380,413,870	211	4,406,162
Core Bond	21,564,940	393,059,652	412,080,576	225	2,544,016
Corporate Bond	1,012,944	95,077,017	95,418,210	69	671,751
Strategic Income	5,912,079	117,141,728	122,392,429	59	661,378
Absolute Return	2,786,618	88,297,444	89,221,373	54	1,862,689
Floating Rate	9,508,911	686,991,451	688,348,586	345	8,151,776
High Income	39,270,540	1,224,572,941	1,232,601,873	768	31,241,608
Global Low Duration	1,958,844	72,351,782	73,970,479	37	340,147
Global Fixed Income	2,815,027	78,427,892	79,438,736	49	1,804,183
Emerging Markets Bond	29,165,065	566,133,330	588,868,264	286	6,430,131
Emerging Markets Local Bond	2,300,967	60,645,507	60,118,639	56	2,827,835
Emerging Markets Corporate Bond	794,527	54,729,610	54,201,409	34	1,322,728
Equity Income	4,211,442	270,806,422	258,007,846	265	17,010,018
PK Cash Balance Plan Fund	9,112,779	151,286,145	159,899,926	94	498,998

71    Payden Mutual Funds

Fund	Value October 31, 2015	Purchases	Sales	Dividends	Value Jan 31, 2016
Investments in High Income Fund — Investor Class
Global Fixed Income	$ 4,170,698	—	$400,000	$ 47,779	$ 3,585,603
Investments in Floating Rate Fund — SI Class
Core Bond	$15,069,499	—	—	$129,385	$14,719,399
High Income	8,920,536	—	—	76,590	8,713,291
Global Fixed Income	985,055	—	—	8,458	962,170
Investments in Emerging Markets Bond Fund — SI Class
Global Fixed Income	$ 4,142,092	—	—	$ 62,211	$ 3,989,972
Investments in Emerging Markets Corporate Bond Fund — SI Class
Core Bond	$15,951,703	—	—	$181,424	$16,961,109
Emerging Markets Local Bond	4,609,969	—	—	49,211	4,475,931
High Income	8,667,000	—	—	92,520	8,415,000
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$ 4,302,987	—	—	$ 62,219	$ 4,057,472
Investments in Absolute Return Fund — Investor Class
Core Bond	$ 4,965,000	—	—	$ 33,550	$ 4,920,000

3. Related Party Transactions

Payden & Rygel and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class

	Between $0–500 Million	Between $0.5–1 Billion	Between $1–2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.29%
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.47%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.80%
Absolute Return	0.50%	0.50%	0.50%	0.50%	n/a	0.70%
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	0.65%
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a

Notes to Financial Statements continued

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2016 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, Strategic Income, Absolute Return, Floating Rate, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond, Equity Income and PK Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 -other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

73    Payden Mutual Funds

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Repurchase Agreement	—	—	$ 88,000	—	—	—	$ 88,000
U.S. Government	—	—	194,469	—	—	—	194,469
U.S. Treasury	—	—	24,995	—	—	—	24,995
Investment Company	$3,521	—	—	—	—	—	3,521

Limited Maturity
Asset Backed	—	—	69,897	—	—	—	69,897
Bank Loans	—	—	1,605	—	—	—	1,605
Commercial Paper	—	—	45,293	—	—	—	45,293
Corporate Bond	—	—	181,631	—	—	—	181,631
Foreign Government	—	—	18,572	—	—	—	18,572
Morgage Backed	—	—	35,924	—	—	—	35,924
Municipal	—	—	260	—	—	—	260
U.S. Government	—	—	104,571	—	—	—	104,571
Options Purchased	36	—	—	—	—	—	36
Investment Company	2,798	—	—	—	—	—	2,798

Low Duration
Asset Backed	—	—	95,714	—	—	—	95,714
Bank Loans	—	—	13,692	—	—	—	13,692
Corporate Bond	—	—	431,244	—	—	—	431,244
Foreign Government	—	—	21,897	—	—	—	21,897
Morgage Backed	—	—	60,398	—	—	—	60,398
Municipal	—	—	1,431	—	—	—	1,431
U.S. Government	—	—	241,419	—	—	—	241,419
Options Purchased	86	—	—	—	—	—	86
Investment Company	3,506	—	—	—	—	—	3,506

U.S. Government
Asset Backed	—	—	2,126	—	—	—	2,126
Mortgage Backed	—	—	108,607	—	—	—	108,607
U.S. Government	—	—	23,114	—	—	—	23,114
Options Purchased	1	—	—	—	—	—	1
Investment Company	7,645	—	—	—	—	—	7,645

GNMA
Mortgage Backed	—	—	388,918	—	—	—	388,918
U.S. Government	—	—	23,360	—	—	—	23,360
Options Purchased	1	—	—	—	—	—	1
Investment Company	4,406	—	—	—	—	—	4,406

Notes to Financial Statements continued

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Core Bond
Asset Backed	—	—	$ 42,739	—	—	—	$ 42,739
Corporate Bond	—	—	362,870	—	—	—	362,870
Foreign Government	—	—	17,875	—	—	—	17,875
Morgage Backed	—	—	220,284	—	—	—	220,284
Municipal	—	—	9,557	—	—	—	9,557
U.S. Government	—	—	40,860	—	—	—	40,860
Investment Company	$43,202	—	—	—	—	—	43,202

Corporate Bond
Corporate Bond	—	—	69,682	—	—	—	69,682
Mortgage Backed	—	—	852	—	—	—	852
U.S. Government	—	—	200	—	—	—	200
Investment Company	672	—	—	—	—	—	672

Strategic Income
Asset Backed	—	—	12,696	—	—	—	12,696
Bank Loans	—	—	10,134	—	—	—	10,134
Corporate Bond	—	—	74,798	—	—	—	74,798
Foreign Government	—	—	7,722	—	—	—	7,722
Mortgage Backed	—	—	32,039	—	—	—	32,039
Municipal	—	—	1,013	—	—	—	1,013
U.S. Government	—	—	21,090	—	—	—	21,090
Common Stock	2,358	—	—	—	—	—	2,358
Investment Company	661	—	—	—	—	—	661

Absolute Return Bond
Asset Backed	—	—	7,671	—	—	—	7,671
Bank Loans	—	—	4,000	—	—	—	4,000
Corporate Bond	—	—	24,807	—	—	—	24,807
Foreign Government Bond	—	—	190	—	—	—	190
Mortgage Backed	—	—	20,328	—	—	—	20,328
Municipal	—	—	300	—	—	—	300
U.S. Government	—	—	5,801	—	—	—	5,801
Options Purchased	11	—	—	—	—	—	11
Investment Company	1,863	—	—	—	`—	—	1,863

75    Payden Mutual Funds

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Floating Rate
Asset Backed	—	—	$ 9,304	—	—	—	$ 9,304
Bank Loans	—	—	118,617	—	—	—	118,617
Corporate Bond	—	—	21,177	—	—	—	21,177
Mortgage Backed	—	—	2,523	—	—	—	2,523
Investment Company	$ 8,152	—	—	—	—	—	8,152

High Income
Bank Loans	—	—	2,234	—	—	—	2,234
Corporate Bonds	—	—	485,683	—	—	—	485,683
Mortgage Backed	—	—	5,800	—	—	—	5,800
Preferred Stock	10,524	—	—	—	—	—	10,524
Investment Company	48,370	—	—	—	—	—	48,370

California Municipal Income
Municipal	—	—	42,949	—	—	—	42,949
Investment Company	4,182	—	—	—	—	—	4,182

Global Low Duration
Asset Backed	—	—	14,141	—	—	—	14,141
Bank Loans	—	—	1,740	—	—	—	1,740
Corporate Bond	—	—	72,037	—	—	—	72,037
Foreign Government	—	—	8,039	—	—	—	8,039
Mortgage Backed	—	—	5,781	—	—	—	5,781
Municipal	—	—	252	—	—	—	252
U.S. Government	—	—	27,474	—	—	—	27,474
Options Purchased	14	—	—	—	—	—	14
Exchange Traded Funds	1,026	—	—	—	—	—	1,026
Investment Company	340	—	—	—	—	—	340

Global Fixed Income
Corporate Bond	—	—	34,039	—	—	—	34,039
Foreign Government	—	—	32,616	—	—	—	32,616
Mortgage Backed	—	—	498	—	—	—	498
U.S. Government	—	—	5,242	—	—	—	5,242
Investment Company	10,342	—	—	—	—	—	10,342

Emerging Markets Bond
Corporate Bond	—	—	250,958	—	—	—	250,958
Foreign Government	—	—	650,586	—	—	—	650,586
Investment Company	6,430	—	—	—	—	—	6,430

Notes to Financial Statements continued

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Local Bond
Corporate Bond	—	—	$19,383	—	—	—	$ 19,383
Foreign Government	—	—	85,461	—	—	—	85,461
Municipal	—	—	684	—	—	—	684
Investment Company	$ 7,304	—	—	—	—	—	7,304

Emerging Markets Corporate Bond
Corporate Bond	—	—	32,810	—	—	—	32,810
Foreign Government	—	—	2,098	—	—	—	2,098
Investment Company	1,323	—	—	—	—	—	1,323

Equity Income
Common Stock	470,926	—	—	—	—	—	470,926
Master Limited Partnership	13,329	—	—	—	—	—	13,329
Preferred Stock	31,703	—	—	—	—	—	31,703
Real Estate Investment Trust	46,525	—	—	—	—	—	46,525
Investment Company	17,010	—	—	—	—	—	17,010

PK Cash Balance Plan
Asset Backed	—	—	27,001	—	—	—	27,001
Bank Loans	—	—	11,431	—	—	—	11,431
Corporate Bond	—	—	72,876	—	—	—	72,876
Foreign Government	—	—	974	—	—	—	974
Mortgage Backed	—	—	60,040	—	—	—	60,040
Municipal	—	—	2,014	—	—	—	2,014
U.S. Government	—	—	13,898	—	—	—	13,898
Options Purchased	31	—	—	—	—	—	31
Investment Company	499	—	—	—	—	—	499

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	$381	$(152)	—	—	$ 229

Low Duration
Forward currency contracts	—	—	65	(280)	—	—	(215)
Futures	$76	$(347)	—	—	—	—	(271)

77    Payden Mutual Funds

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

U.S Government
Futures	$ 18	$ (25)	—	—	—	—	$ (7)

GNMA
Futures	21	(200)	—	—	—	—	(179)

Core Bond
Forward currency contracts	—	—	$720	$(450)	—	—	270
Futures	70	(1,588)	—	—	—	—	(1,518)

Corporate Bond
Forward currency contracts	—	—	37	(14)	—	—	23
Futures	478	(279)	—	—	—	—	199

Strategic Income
Forward currency contracts	—	—	208	(106)	—	—	102
Futures	33	(198)	—	—	—	—	(165)
Swaps	—	—	10	—	—	—	10

Absolute Return
Forward currency contracts	—	—	66	(37)	—	—	29
Futures	63	(97)	—	—	—	—	(34)

High Income
Forward currency contracts	—	—	403	(244)	—	—	159
Futures	23	(41)	—	—	—	—	(18)

Global Low Duration
Forward currency contracts	—	—	55	(103)	—	—	(48)
Futures	38	(93)	—	—	—	—	(55)

Global Fixed Income
Forward currency contracts	—	—	693	(225)	—	—	468
Futures	245	(473)	—	—	—	—	(228)

Emerging Markets Bond
Forward currency contracts	—	—	706	(333)	—	—	373

Notes to Financial Statements continued

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Emerging Markets Local Bond
Forward currency contracts	—	—	$171	$(259)	—	—	$(88)

Emerging Markets Corporate Bond
Forward currency contracts	—	—	22	(8)	—	—	14

PK Cash Balance Plan
Forward currency contracts	—	—	251	(115)	—	—	136
Futures	$321	$(492)	—	—	—	—	(171)
Swaps	—	—	—	(10)	—	—	(10)

1	Other financial instruments are swaps, futures contracts and forward currency contracts. Futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and swaps are valued at market value.

5. Federal Income Taxes (amounts in (000s)

At January 31, 2016 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

				Net
		Gross	Gross	Unrealized
	Cost of Investments	Unrealized	Unrealized	Appreciation
	Federal Income	Appreciation	Depreciation	(Depreciation)
	Tax Purposes	on Investments	on Investments	on Investments
Cash Reserves Money Market	$310,985	—	—	—
Limited Maturity	465,720	$ 509	$ (5,642)	$ (5,133)
Low Duration	878,311	2,244	(11,168)	(8,924)
U.S. Government	140,766	968	(241)	727
GNMA	406,350	11,176	(841)	10,335
Core Bond	739,037	10,472	(12,122)	(1,650)
Corporate Bond	71,586	1,048	(1,228)	(180)
Strategic Income	164,130	1,113	(2,732)	(1,619)
Absolute Return	65,551	210	(790)	(580)
Floating Rate	164,611	99	(4,937)	(4,838)
High Income	573,749	8,040	(29,178)	(21,138)
California Municipal Income	45,090	2,066	(25)	2,041
Global Low Duration	132,855	313	(2,324)	(2,011)
Global Fixed Income	84,873	1,594	(3,730)	(2,136)
Emerging Markets Bond	977,509	8,125	(77,660)	(69,535)
Emerging Markets Local Bond	141,909	308	(29,385)	(29,077)
Emerging Markets Corporate Bond	37,891	279	(1,939)	(1,660)
Equity Income	555,459	49,357	(25,323)	24,034
PK Cash Balance Plan Fund	191,496	1,663	(4,395)	(2,732)

79    Payden Mutual Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	03/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	03/28/2016

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	03/28/2016

* Print the name and title of each signing officer under his or her signature.